UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                  44144

(Address of principal executive offices)                                  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

June 30, 2022

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Energy Transition Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS Partners Fund	8
Victory RS Value Fund	11
Victory RS Large Cap Alpha Fund	14
Victory RS Investors Fund	16
Victory Global Energy Transition Fund	18
Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	30
Notes to Financial Statements	40
Supplemental Information	51
Proxy Voting and Portfolio Holdings Information	51
Expense Examples	51
Liquidity Risk Management Program	53
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Partners Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

White Mountains Insurance Group Ltd.	4.0%
Equity Commonwealth	3.8%
Kemper Corp.	3.4%
Four Corners Property Trust, Inc.	3.1%
Federated Hermes, Inc.	3.0%
Globe Life, Inc.	3.0%
Graphic Packaging Holding Co.	2.9%
Eastern Bankshares, Inc.	2.8%
NCR Corp.	2.6%
Halozyme Therapeutics, Inc.	2.6%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Value Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Fairfax Financial Holdings Ltd.	3.8%
Globe Life, Inc.	3.7%
Equity Commonwealth	3.7%
Vistra Corp.	3.4%
The Progressive Corp.	3.4%
Humana, Inc.	2.9%
LKQ Corp.	2.8%
Federated Hermes, Inc.	2.8%
Graphic Packaging Holding Co.	2.7%
Sotera Health Co.	2.7%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory RS Large Cap Alpha Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Fairfax Financial Holdings Ltd.	4.7%
The Progressive Corp.	4.7%
Humana, Inc.	4.2%
Vistra Corp.	3.6%
Cigna Corp.	3.4%
Cboe Global Markets, Inc.	3.1%
Comerica, Inc.	2.9%
Willis Towers Watson PLC	2.8%
Medtronic PLC	2.8%
LKQ Corp.	2.8%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS Investors Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Fairfax Financial Holdings Ltd.	6.2%
Alleghany Corp.	4.8%
White Mountains Insurance Group Ltd.	4.7%
Humana, Inc.	4.2%
Cboe Global Markets, Inc.	4.0%
Vistra Corp.	4.0%
Willis Towers Watson PLC	3.9%
Graphic Packaging Holding Co.	3.9%
The Progressive Corp.	3.7%
Federated Hermes, Inc.	3.1%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

Victory Portfolios Victory Global Energy Transition Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Turquoise Hill Resources Ltd.	18.4%
Whitecap Resources, Inc.	6.7%
Cameco Corp.	6.6%
Antero Resources Corp.	5.2%
First Quantum Minerals Ltd.	5.0%
Linde PLC	4.8%
NextEra Energy, Inc.	4.7%
Newmont Corp.	4.6%
Tourmaline Oil Corp.	4.1%
Iluka Resources Ltd.	4.1%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.3%)
Banks (12.7%):
Banner Corp.	80,970	$4,551,324
Eastern Bankshares, Inc.	522,640	9,647,934
First BanCorp/Puerto Rico	594,780	7,678,610
Pinnacle Financial Partners, Inc.	35,970	2,600,991
SouthState Corp.	47,270	3,646,881
Synovus Financial Corp.	99,030	3,570,031
The Bank of NT Butterfield & Son Ltd.	281,170	8,769,692
UMB Financial Corp.	43,062	3,707,638
		44,173,101
Capital Markets (3.0%):
Federated Hermes, Inc.	332,170	10,559,684
Communication Services (3.3%):
Madison Square Garden Sports Corp. (a)	41,860	6,320,860
World Wrestling Entertainment, Inc., Class A (b)	81,050	5,064,815
		11,385,675
Consumer Discretionary (6.0%):
Carter's, Inc.	32,680	2,303,286
Dana, Inc.	175,070	2,463,235
Dine Brands Global, Inc.	76,990	5,010,509
Light & Wonder, Inc. (a)	70,430	3,309,506
The Wendy's Co.	157,720	2,977,754
Wolverine World Wide, Inc.	235,120	4,740,019
		20,804,309
Consumer Staples (2.4%):
Spectrum Brands Holdings, Inc.	68,060	5,582,282
U.S. Foods Holding Corp. (a)	90,140	2,765,495
		8,347,777
Energy (5.8%):
California Resources Corp.	118,480	4,561,480
Comstock Resources, Inc. (a)	134,870	1,629,230
Northern Oil and Gas, Inc.	188,310	4,756,711
PDC Energy, Inc.	84,780	5,223,296
Plains GP Holdings LP, Class A	393,870	4,064,738
		20,235,455
Health Care (7.5%):
Encompass Health Corp.	101,560	5,692,438
Halozyme Therapeutics, Inc. (a)	203,300	8,945,200
The Ensign Group, Inc.	100,100	7,354,347
Zimvie, Inc. (a)	273,830	4,384,018
		26,376,003

See notes to financial statements.

8

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (10.1%):
Altra Industrial Motion Corp.	51,800	$1,825,950
Applied Industrial Technologies, Inc.	37,390	3,595,796
Atkore, Inc. (a)	20,990	1,742,380
Finning International, Inc.	86,290	1,816,314
Fluor Corp. (a)	281,280	6,846,355
GMS, Inc. (a)	26,100	1,161,450
H&E Equipment Services, Inc.	88,520	2,564,424
IAA, Inc. (a)	101,420	3,323,534
ICF International, Inc.	50,420	4,789,900
McGrath RentCorp	34,090	2,590,840
Primoris Services Corp.	62,250	1,354,560
SkyWest, Inc. (a)	65,960	1,401,650
Triton International Ltd.	44,400	2,337,660
		35,350,813
Information Technology (7.1%):
Euronet Worldwide, Inc. (a)	42,220	4,246,910
NCR Corp. (a)	288,580	8,977,724
Verint Systems, Inc. (a)	122,390	5,183,216
Verra Mobility Corp. (a)	410,410	6,447,541
		24,855,391
Insurance (14.6%):
Alleghany Corp. (a)	7,340	6,114,954
Globe Life, Inc.	107,790	10,506,291
Kemper Corp.	244,510	11,712,029
Primerica, Inc.	72,813	8,714,988
White Mountains Insurance Group Ltd.	11,100	13,832,043
		50,880,305
Materials (6.9%):
AdvanSix, Inc.	52,650	1,760,616
Constellium SE (a)	140,130	1,851,117
Graphic Packaging Holding Co.	483,350	9,908,675
Olin Corp.	153,490	7,103,517
Summit Materials, Inc., Class A (a)	70,147	1,633,724
Victoria Gold Corp. (a)	235,630	1,829,016
		24,086,665
Real Estate (10.7%):
Corporate Office Properties Trust	272,570	7,138,608
Equity Commonwealth (a)	477,060	13,133,462
Four Corners Property Trust, Inc.	405,280	10,776,395
Kennedy-Wilson Holdings, Inc.	325,190	6,159,099
		37,207,564
Utilities (5.2%):
Black Hills Corp.	85,555	6,225,837
NorthWestern Corp.	99,840	5,883,571
ONE Gas, Inc.	76,430	6,205,352
		18,314,760
Total Common Stocks (Cost $303,657,100)		332,577,502

See notes to financial statements.

9

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (c) (d)	1,587,483	$587,369
Total Preferred Stocks (Cost $1,942,920)		587,369
Collateral for Securities Loaned (0.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (e)	72,843	72,843
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (e)	36,352	36,352
HSBC U.S. Government Money Market Fund I Shares, 1.46% (e)	453,387	453,387
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (e)	289,862	289,862
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (e)	193,305	193,305
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (e)	1,303,278	1,303,278
Total Collateral for Securities Loaned (Cost $2,349,027)		2,349,027
Total Investments (Cost $307,949,047) — 96.2%		335,513,898
Other assets in excess of liabilities — 3.8%		13,266,407
NET ASSETS — 100.00%		$348,780,305

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.2% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on June 30, 2022.

LP — Limited Partnership

See notes to financial statements.

10

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (1.5%):
World Wrestling Entertainment, Inc., Class A (a)	69,200	$4,324,308
Consumer Discretionary (5.8%):
Carter's, Inc.	26,670	1,879,702
LKQ Corp.	166,690	8,182,812
O'Reilly Automotive, Inc. (b)	3,440	2,173,254
The Wendy's Co.	234,570	4,428,682
		16,664,450
Consumer Staples (3.3%):
Keurig Dr Pepper, Inc.	131,645	4,658,916
U.S. Foods Holding Corp. (b)	157,770	4,840,384
		9,499,300
Energy (5.3%):
Baker Hughes Co.	130,300	3,761,761
Chesapeake Energy Corp. (a)	48,350	3,921,185
Marathon Oil Corp.	173,430	3,898,706
Ovintiv, Inc.	82,510	3,646,117
		15,227,769
Financials (23.7%):
Alleghany Corp. (b)	5,140	4,282,134
Cboe Global Markets, Inc.	48,440	5,482,924
Fairfax Financial Holdings Ltd.	20,810	11,029,138
Federated Hermes, Inc.	254,460	8,089,283
Globe Life, Inc.	110,010	10,722,675
Interactive Brokers Group, Inc.	97,640	5,371,176
KeyCorp	75,080	1,293,628
State Street Corp.	21,980	1,355,067
The Progressive Corp.	84,060	9,773,656
White Mountains Insurance Group Ltd.	5,330	6,641,873
Willis Towers Watson PLC	20,040	3,955,696
		67,997,250
Health Care (11.1%):
Encompass Health Corp.	67,580	3,787,859
Halozyme Therapeutics, Inc. (b)	156,570	6,889,080
Humana, Inc.	17,970	8,411,218
Sotera Health Co. (b)	395,900	7,755,681
Zimmer Biomet Holdings, Inc.	48,500	5,095,410
		31,939,248
Industrials (11.9%):
AGCO Corp.	28,630	2,825,781
Crane Holdings Co.	30,030	2,629,427
Curtiss-Wright Corp.	25,090	3,313,385
Fluor Corp. (b)	215,070	5,234,804
L3Harris Technologies, Inc.	7,340	1,774,078
Leidos Holdings, Inc.	59,740	6,016,415

See notes to financial statements.

11

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
nVent Electric PLC	67,890	$2,126,994
Sensata Technologies Holding PLC	135,670	5,604,528
The Timken Co.	65,570	3,478,488
Triton International Ltd.	25,310	1,332,572
		34,336,472
Information Technology (8.4%):
Euronet Worldwide, Inc. (b)	33,933	3,413,320
Fiserv, Inc. (b)	75,400	6,708,338
Global Payments, Inc.	30,470	3,371,201
NCR Corp. (b)	224,620	6,987,928
Verint Systems, Inc. (b)	86,730	3,673,016
		24,153,803
Materials (9.3%):
Agnico Eagle Mines Ltd.	111,490	5,101,782
Graphic Packaging Holding Co.	381,580	7,822,390
Olin Corp.	116,860	5,408,281
Sealed Air Corp.	124,040	7,159,589
Summit Materials, Inc., Class A (b)	56,310	1,311,460
		26,803,502
Real Estate (7.8%):
Americold Realty Trust, Inc.	44,430	1,334,677
Equity Commonwealth (b)	382,540	10,531,326
Healthcare Trust of America, Inc., Class A	74,990	2,092,971
Highwoods Properties, Inc.	75,460	2,579,978
Invitation Homes, Inc.	162,380	5,777,480
		22,316,432
Utilities (8.0%):
Constellation Energy Corp.	35,450	2,029,867
Evergy, Inc.	54,480	3,554,820
FirstEnergy Corp.	89,650	3,441,664
The AES Corp.	189,110	3,973,201
Vistra Corp.	432,160	9,874,856
		22,874,408
Total Common Stocks (Cost $254,196,912)		276,136,942
Collateral for Securities Loaned (2.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	240,267	240,267
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	119,905	119,905
HSBC U.S. Government Money Market Fund I Shares, 1.46% (c)	1,495,459	1,495,459
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	956,087	956,087
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	637,602	637,602

See notes to financial statements.

12

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	4,298,754	$4,298,754
Total Collateral for Securities Loaned (Cost $7,748,074)		7,748,074
Total Investments (Cost $261,944,986) — 98.8%		283,885,016
Other assets in excess of liabilities — 1.2%		3,428,165
NET ASSETS — 100.00%		$287,313,181

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Communication Services (2.6%):
Alphabet, Inc., Class A (a)	2,050	$4,467,483
Meta Platforms, Inc., Class A (a)	48,350	7,796,438
		12,263,921
Consumer Discretionary (3.6%):
LKQ Corp.	267,060	13,109,975
Target Corp.	29,150	4,116,855
		17,226,830
Consumer Staples (7.8%):
Keurig Dr Pepper, Inc.	313,220	11,084,856
Lamb Weston Holdings, Inc.	98,100	7,010,226
Mondelez International, Inc., Class A	175,300	10,884,377
U.S. Foods Holding Corp. (a)	255,190	7,829,229
		36,808,688
Energy (6.9%):
Enterprise Products Partners LP	395,670	9,642,478
Hess Corp.	47,040	4,983,417
Marathon Oil Corp.	302,380	6,797,502
Ovintiv, Inc.	157,840	6,974,950
Valero Energy Corp.	41,610	4,422,311
		32,820,658
Financials (21.4%):
Cboe Global Markets, Inc.	128,690	14,566,421
Comerica, Inc.	189,020	13,870,288
Fairfax Financial Holdings Ltd.	42,320	22,429,271
Interactive Brokers Group, Inc.	173,950	9,568,990
KeyCorp	147,750	2,545,732
State Street Corp.	41,340	2,548,611
The Progressive Corp.	192,020	22,326,165
Willis Towers Watson PLC	68,140	13,450,155
		101,305,633
Health Care (22.0%):
AbbVie, Inc.	85,350	13,072,206
Cigna Corp.	61,740	16,269,725
Humana, Inc.	42,360	19,827,445
Johnson & Johnson	47,780	8,481,428
Medtronic PLC	148,200	13,300,950
Merck & Co., Inc.	137,220	12,510,347
Sotera Health Co. (a)	464,370	9,097,008
UnitedHealth Group, Inc.	23,155	11,893,103
		104,452,212
Industrials (9.5%):
FedEx Corp.	21,000	4,760,910
Johnson Controls International PLC	95,760	4,584,989
L3Harris Technologies, Inc.	24,040	5,810,468

See notes to financial statements.

14

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	97,130	$9,781,962
PACCAR, Inc.	28,720	2,364,805
Raytheon Technologies Corp.	59,462	5,714,893
Sensata Technologies Holding PLC	182,250	7,528,747
Union Pacific Corp.	21,560	4,598,317
		45,145,091
Information Technology (6.4%):
Euronet Worldwide, Inc. (a)	63,320	6,369,359
Fidelity National Information Services, Inc.	122,870	11,263,493
FleetCor Technologies, Inc. (a)	30,080	6,320,109
Global Payments, Inc.	58,880	6,514,483
		30,467,444
Materials (5.1%):
Newmont Corp.	140,790	8,400,939
PPG Industries, Inc.	32,640	3,732,058
Sealed Air Corp.	206,982	11,947,001
		24,079,998
Real Estate (2.4%):
Host Hotels & Resorts, Inc.	196,940	3,088,019
Invitation Homes, Inc.	236,750	8,423,565
		11,511,584
Utilities (8.2%):
Constellation Energy Corp.	109,633	6,277,586
Exelon Corp.	195,760	8,871,843
FirstEnergy Corp.	178,330	6,846,089
Vistra Corp.	741,030	16,932,535
		38,928,053
Total Common Stocks (Cost $408,737,001)		455,010,112
Total Investments (Cost $408,737,001) — 95.9%		455,010,112
Other assets in excess of liabilities — 4.1%		19,494,170
NET ASSETS — 100.00%		$474,504,282

(a)  Non-income producing security.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (89.7%)
Banks (2.7%):
Comerica, Inc.	11,240	$824,791
Capital Markets (7.1%):
Cboe Global Markets, Inc.	10,620	1,202,078
Federated Hermes, Inc.	29,030	922,864
		2,124,942
Communication Services (1.8%):
Meta Platforms, Inc., Class A (a)	3,470	559,538
Consumer Discretionary (3.1%):
LKQ Corp.	18,770	921,419
Consumer Staples (4.3%):
Keurig Dr Pepper, Inc.	19,300	683,027
U.S. Foods Holding Corp. (a)	19,450	596,726
		1,279,753
Energy (4.8%):
Northern Oil and Gas, Inc.	21,400	540,564
PDC Energy, Inc.	14,490	892,729
		1,433,293
Health Care (16.7%):
Cigna Corp.	2,950	777,384
Humana, Inc.	2,700	1,263,789
Medtronic PLC	8,520	764,670
Merck & Co., Inc.	8,500	774,945
Sotera Health Co. (a)	38,280	749,905
Zimmer Biomet Holdings, Inc.	6,460	678,688
		5,009,381
Industrials (3.6%):
Fluor Corp. (a)	29,810	725,575
Sensata Technologies Holding PLC	9,000	371,790
		1,097,365
Information Technology (9.4%):
Euronet Worldwide, Inc. (a)	4,920	494,903
Fidelity National Information Services, Inc.	9,850	902,949
NCR Corp. (a)	24,000	746,640
Verint Systems, Inc. (a)	15,860	671,671
		2,816,163
Insurance (23.3%):
Alleghany Corp. (a)	1,730	1,441,263
Fairfax Financial Holdings Ltd.	3,520	1,865,573
The Progressive Corp.	9,500	1,104,565
White Mountains Insurance Group Ltd.	1,120	1,395,665
Willis Towers Watson PLC	5,980	1,180,392
		6,987,458

See notes to financial statements.

16

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Materials (8.9%):
Graphic Packaging Holding Co.	57,010	$1,168,705
Olin Corp.	16,100	745,108
Sealed Air Corp.	13,190	761,327
		2,675,140
Utilities (4.0%):
Vistra Corp.	52,420	1,197,797
Total Common Stocks (Cost $24,597,140)		26,927,040
Total Investments (Cost $24,597,140) — 89.7%		26,927,040
Other assets in excess of liabilities — 10.3%		3,079,671
NET ASSETS — 100.00%		$30,006,711

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

17

Victory Portfolios Victory Global Energy Transition Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (85.0%)
Chemicals (4.8%):
Linde PLC	62,522	$17,976,951
Financials (2.8%):
Ivanhoe (a) (b) (d) (e)	1,370,663	10,745,546
Industrials (3.2%):
Energy Vault Holdings, Inc. (a) (c)	534,964	5,360,337
NuScale Power Corp. (PIPE) (a) (b)	563,808	5,361,814
NuScale Power Corp. (a) (c)	142,608	1,424,654
		12,146,805
Metals & Mining (39.0%):
First Quantum Minerals Ltd.	993,719	18,855,181
Iluka Resources Ltd.	2,378,770	15,496,552
Ivanhoe Electric, Inc. (a)	594,049	5,168,226
Lundin Mining Corp.	944,011	5,985,338
Newmont Corp.	290,871	17,356,272
Norsk Hydro ASA	1,365,557	7,650,770
Sunrise Energy Metals, Ltd. (a) (c)	4,606,042	7,151,894
Turquoise Hill Resources Ltd. (a)	2,608,571	69,857,531
		147,521,764
Oil, Gas & Consumable Fuels (30.5%):
Antero Resources Corp. (a)	648,006	19,861,384
Cameco Corp.	1,195,215	25,130,161
Cheniere Energy, Inc.	49,576	6,595,095
Peyto Exploration & Development Corp.	1,238,790	11,588,991
Range Resources Corp. (a)	466,388	11,543,103
Tourmaline Oil Corp.	298,761	15,536,965
Whitecap Resources, Inc.	3,669,315	25,488,482
		115,744,181
Utilities (4.7%):
NextEra Energy, Inc.	226,960	17,580,321
Total Common Stocks (Cost $220,122,619)		321,715,568
Preferred Stocks (0.6%)
Oil, Gas & Consumable Fuels (0.6%):
Energy Vault SA (a) (b) (d) (e)	248,310	2,458,269
Total Preferred Stocks (Cost $2,323,956)		2,458,269
Convertible Corporate Bonds (0.7%)
Oil & Gas (0.7%):
Ipulse (PIK), 2.00%, 7/31/23 (b) (d) (e)	$1,608,540	2,706,273
Total Convertible Corporate Bonds (Cost $1,608,540)		2,706,273

See notes to financial statements.

18

Victory Portfolios Victory Global Energy Transition Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (f)	148,615	$148,615
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (f)	74,166	74,166
HSBC U.S. Government Money Market Fund I Shares, 1.46% (f)	925,001	925,001
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (f)	591,378	591,378
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (f)	394,382	394,382
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (f)	2,658,950	2,658,950
Total Collateral for Securities Loaned (Cost $4,792,492)		4,792,492
Total Investments (Cost $228,847,607) — 87.6%		331,672,602
Other assets in excess of liabilities — 12.4%		46,916,241
NET ASSETS — 100.00%		$378,588,843

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 5.6% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Restricted security that is not registered under the Securities Act of 1933.

(e)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Energy Vault SA	8/24/2021	$5,006,775
Ipulse	7/28/2021	1,608,540
Ivanhoe	7/28/2021	11,366,610

(f)  Rate disclosed is the daily yield on June 30, 2022.

PIK — Paid In-Kind

PLC — Public Limited Company

See notes to financial statements.

19

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
Assets:
Investments, at value (Cost $307,949,047, $261,944,986 and $408,737,001)	$335,513,898	(a)	$283,885,016	(b)	$455,010,112
Cash	15,016,423		11,206,615		19,376,751
Receivables:
Interest and dividends	493,101		123,249		605,774
Capital shares issued	151,191		189,637		7,686
Investments sold	415,439		—		—
From Adviser	44,305		13,406		35,146
Prepaid expenses	43,791		31,625		30,991
Total Assets	351,678,148		295,449,548		475,066,460
Liabilities:
Payables:
Collateral received on loaned securities	2,349,027		7,748,074		—
Capital shares redeemed	99,983		41,855		178,761
Accrued expenses and other payables:
Investment advisory fees	301,369		209,067		200,188
Administration fees	16,258		13,310		21,680
Custodian fees	3,153		4,555		3,888
Transfer agent fees	78,318		72,551		87,063
Compliance fees	207		172		283
12b-1 fees	17,718		17,462		48,138
Other accrued expenses	31,810		29,321		22,177
Total Liabilities	2,897,843		8,136,367		562,178
Net Assets:
Capital	291,204,408		241,526,000		368,466,344
Total accumulated earnings/(loss)	57,575,897		45,787,181		106,037,938
Net Assets	$348,780,305		$287,313,181		$474,504,282
Net Assets
Class A	$168,493,660		$164,701,282		$443,808,799
Class C	—		1,029,322		3,888,387
Class R	1,373,750		628,643		5,980,808
Class Y	175,081,311		120,953,934		20,826,288
Member Class	3,831,584		—		—
Total	$348,780,305		$287,313,181		$474,504,282
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	6,972,284		6,898,666		8,657,827
Class C	—		50,900		93,950
Class R	65,244		28,308		117,785
Class Y	6,642,321		4,891,916		407,809
Member Class	158,143		—		—
Total	13,837,992		11,869,790		9,277,371
Net asset value, offering (except Class A) and redemption price per share:
Class A	$24.17		$23.87		$51.26
Class C (c)	—		20.22		41.39
Class R	21.06		22.21		50.78
Class Y	26.36		24.73		51.07
Member Class	24.23		—		—
Maximum Sales Charge — Class A	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$25.64		$25.33		$54.39

(a)  Includes $2,315,629 of securities on loan.

(b)  Includes $7,339,014 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

20

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS Investors Fund	Victory Global Energy Transition Fund
Assets:
Investments, at value (Cost $24,597,140 and $228,847,607)	$26,927,040	$331,672,602 (a)
Foreign currency, at value (Cost $— and $44,397)	—	44,397
Cash	3,190,741	50,829,442
Receivables:
Interest and dividends	39,843	537,711
Capital shares issued	29,000	146,127
Investments sold	—	11,549,302
From Adviser	19,904	29,329
Prepaid expenses	18,636	33,522
Total Assets	30,225,164	394,842,432
Liabilities:
Payables:
Collateral received on loaned securities	—	4,792,492
Investments purchased	170,906	10,589,952
Capital shares redeemed	4,704	399,045
Accrued expenses and other payables:
Investment advisory fees	25,181	354,911
Administration fees	1,364	19,106
Custodian fees	625	3,881
Transfer agent fees	7,850	56,762
Compliance fees	18	249
Trustees' fees	1	920
12b-1 fees	2,187	11,263
Other accrued expenses	5,617	25,008
Total Liabilities	218,453	16,253,589
Net Assets:
Capital	25,649,348	2,109,477,885
Total accumulated earnings/(loss)	4,357,363	(1,730,889,042)
Net Assets	$30,006,711	$378,588,843
Net Assets
Class A	$14,213,352	$89,795,550
Class C	1,387,702	2,604,961
Class R	800,102	1,683,165
Class Y	13,605,555	284,505,167
Total	$30,006,711	$378,588,843
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,072,075	3,224,419
Class C	124,108	106,325
Class R	70,009	64,635
Class Y	988,278	9,760,551
Total	2,254,470	13,155,930
Net asset value, offering (except Class A) and redemption price per share:
Class A	$13.26	$27.85
Class C (b)	11.18	24.50
Class R	11.43	26.04
Class Y	13.77	29.15
Maximum Sales Charge — Class A	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$14.07	$29.55

(a)  Includes $4,718,454 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

21

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividends	$3,033,129	$2,601,916	$4,625,949
Interest	7,049	5,310	9,308
Securities lending (net of fees)	1,701	3,639	421
Foreign tax withholding	(22,134)	(6,690)	—
Total Income	3,019,745	2,604,175	4,635,678
Expenses:
Investment advisory fees	1,859,434	1,335,899	1,271,813
Administration fees	100,475	84,920	137,440
Sub-Administration fees	8,428	8,418	7,530
12b-1 fees — Class A	231,838	223,103	595,518
12b-1 fees — Class C	—	6,181	25,835
12b-1 fees — Class R	3,791	1,613	15,808
Custodian fees	10,119	6,649	12,158
Transfer agent fees — Class A	127,824	112,893	200,518
Transfer agent fees — Class C	—	613	1,415
Transfer agent fees — Class R	1,444	792	5,226
Transfer agent fees — Class Y	78,911	71,237	8,214
Transfer agent fees — Member Class	2,852	—	—
Trustees' fees	11,263	9,702	15,059
Compliance fees	1,310	1,118	1,800
Legal and audit fees	13,709	12,300	17,688
State registration and filing fees	37,495	27,578	27,461
Other expenses	22,978	17,381	21,194
Recoupment of prior expenses waived/reimbursed by Adviser	—	66	430
Total Expenses	2,511,871	1,920,463	2,365,107
Expenses waived/reimbursed by Adviser	(116,671)	(33,574)	(92,078)
Net Expenses	2,395,200	1,886,889	2,273,029
Net Investment Income (Loss)	624,545	717,286	2,362,649
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	22,945,689	13,023,905	32,177,665
Net change in unrealized appreciation/depreciation on investment securities	(61,571,514)	(43,444,642)	(70,978,568)
Net realized/unrealized gains (losses) on investments	(38,625,825)	(30,420,737)	(38,800,903)
Change in net assets resulting from operations	$(38,001,280)	$(29,703,451)	$(36,438,254)

See notes to financial statements.

22

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory RS Investors Fund	Victory Global Energy Transition Fund
Investment Income:
Dividends	$203,305	$3,802,781
Interest	935	125,640
Securities lending (net of fees)	10	653,869
Foreign tax withholding	—	(532,519)
Total Income	204,250	4,049,771
Expenses:
Investment advisory fees	150,738	1,966,591
Administration fees	8,146	106,277
Sub-Administration fees	6,693	6,693
12b-1 fees — Class A	18,477	123,943
12b-1 fees — Class C	9,700	15,946
12b-1 fees — Class R	2,029	3,740
Custodian fees	2,057	16,233
Transfer agent fees — Class A	8,021	73,908
Transfer agent fees — Class C	1,273	1,683
Transfer agent fees — Class R	711	1,010
Transfer agent fees — Class Y	6,702	110,959
Trustees' fees	1,565	10,516
Compliance fees	106	1,295
Legal and audit fees	4,501	15,007
State registration and filing fees	20,926	38,406
Other expenses	6,372	21,728
Recoupment of prior expenses waived/reimbursed by Adviser	187	35
Total Expenses	248,204	2,513,970
Expenses waived/reimbursed by Adviser	(55,760)	(62,308)
Net Expenses	192,444	2,451,662
Net Investment Income (Loss)	11,806	1,598,109
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	1,934,815	65,039,968
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(3,387,668)	(3,734,188)
Net realized/unrealized gains (losses) on investments	(1,452,853)	61,305,780
Change in net assets resulting from operations	$(1,441,047)	$62,903,889

See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$624,545	$(449,102)	$717,286	$748,848	$2,362,649	$5,769,360
Net realized gains (losses) from investments	22,945,689	80,047,267	13,023,905	67,085,450	32,177,665	79,181,305
Net change in unrealized appreciation/ depreciation on investments	(61,571,514)	13,032,470	(43,444,642)	11,836,881	(70,978,568)	20,032,914
Change in net assets resulting from operations	(38,001,280)	92,630,635	(29,703,451)	79,671,179	(36,438,254)	104,983,579
Distributions to Shareholders:
Class A	—	(28,047,422)	—	(23,751,997)	—	(55,880,468)
Class C	—	—	—	(199,127)	—	(812,225)
Class R	—	(261,917)	—	(83,609)	—	(699,959)
Class Y	—	(24,006,515)	—	(17,934,828)	—	(2,330,388)
Member Class	—	(434,976)	—	—	—	—
Change in net assets resulting from distributions to shareholders	—	(52,750,830)	—	(41,969,561)	—	(59,723,040)
Change in net assets resulting from capital transactions	9,804,037	10,857,122	(17,682,484)	(10,957,822)	(17,774,707)	5,894,424
Change in net assets	(28,197,243)	50,736,927	(47,385,935)	26,743,796	(54,212,961)	51,154,963
Net Assets:
Beginning of period	376,977,548	326,240,621	334,699,116	307,955,320	528,717,243	477,562,280
End of period	$348,780,305	$376,977,548	$287,313,181	$334,699,116	$474,504,282	$528,717,243

(continues on next page)

See notes to financial statements.

24

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$5,945,049	$32,378,102	$4,078,373	$12,582,595	$6,746,770	$18,537,698
Distributions reinvested	—	27,357,527	—	23,208,972	—	54,292,632
Cost of shares redeemed	(13,745,261)	(38,380,359)	(11,161,457)	(27,845,087)	(24,744,311)	(63,635,769)
Total Class A	$(7,800,212)	$21,355,270	$(7,083,084)	$7,946,480	$(17,997,541)	$9,194,561
Class C
Proceeds from shares issued	$—	$—	$87,546	$93,397	$210,440	$183,579
Distributions reinvested	—	—	—	199,127	—	784,649
Cost of shares redeemed	—	—	(338,215)	(1,731,042)	(2,191,871)	(6,904,121)
Total Class C	$—	$—	$(250,669)	$(1,438,518)	$(1,981,431)	$(5,935,893)
Class R
Proceeds from shares issued	$52,857	$102,925	$67,848	$79,653	$342,144	$569,839
Distributions reinvested	—	261,917	—	78,836	—	695,951
Cost of shares redeemed	(172,704)	(278,653)	(13,476)	(280,742)	(317,031)	(1,527,178)
Total Class R	$(119,847)	$86,189	$54,372	$(122,253)	$25,113	$(261,388)
Class Y
Proceeds from shares issued	$34,014,942	$64,038,117	$4,387,104	$12,404,934	$4,119,994	$4,827,781
Distributions reinvested	—	23,949,470	—	17,722,595	—	2,275,335
Cost of shares redeemed	(17,535,644)	(101,782,209)	(14,790,207)	(47,471,060)	(1,940,842)	(4,205,972)
Total Class Y	$16,479,298	$(13,794,622)	$(10,403,103)	$(17,343,531)	$2,179,152	$2,897,144
Member Class
Proceeds from shares issued	$1,778,175	$4,042,884	$—	$—	$—	$—
Distributions reinvested	—	434,976	—	—	—	—
Cost of shares redeemed	(533,377)	(1,267,575)	—	—	—	—
Total Member Class	$1,244,798	$3,210,285	$—	$—	$—	$—
Change in net assets resulting from capital transactions	$9,804,037	$10,857,122	$(17,682,484)	$(10,957,822)	$(17,774,707)	$5,894,424

(continues on next page)

See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	226,181	1,071,551	159,420	459,952	123,184	327,763
Reinvested	—	1,045,777	—	900,018	—	1,000,925
Redeemed	(525,913)	(1,316,022)	(435,157)	(1,031,826)	(454,839)	(1,117,937)
Total Class A	(299,732)	801,306	(275,737)	328,144	(331,655)	210,751
Class C
Issued	—	—	4,051	3,951	4,886	3,697
Reinvested	—	—	—	9,118	—	17,967
Redeemed	—	—	(15,592)	(77,404)	(50,255)	(151,544)
Total Class C	—	—	(11,541)	(64,335)	(45,369)	(129,880)
Class R
Issued	2,290	3,946	2,880	3,060	6,333	10,041
Reinvested	—	11,467	—	3,293	—	12,969
Redeemed	(7,603)	(10,507)	(565)	(10,767)	(5,976)	(26,224)
Total Class R	(5,313)	4,906	2,315	(4,414)	357	(3,214)
Class Y
Issued	1,187,148	1,974,973	165,482	451,850	76,191	81,687
Reinvested	—	839,425	—	663,195	—	42,077
Redeemed	(614,464)	(3,210,913)	(553,450)	(1,681,077)	(35,754)	(74,261)
Total Class Y	572,684	(396,515)	(387,968)	(566,032)	40,437	49,503
Member Class
Issued	67,292	132,546	—	—	—	—
Reinvested	—	16,583	—	—	—	—
Redeemed	(20,595)	(41,908)	—	—	—	—
Total Member Class	46,697	107,221	—	—	—	—
Change in Shares	314,336	516,918	(672,931)	(306,637)	(336,230)	127,160
See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$11,806	$45,520	$1,598,109	$12,401
Net realized gains (losses) from investments	1,934,815	6,937,784	65,039,968	8,906,170
Net change in unrealized appreciation/depreciation on investments	(3,387,668)	(144,539)	(3,734,188)	121,511,876
Change in net assets resulting from operations	(1,441,047)	6,838,765	62,903,889	130,430,447
Distributions to Shareholders:
Class A	—	(2,084,214)	—	—
Class C	—	(430,072)	—	—
Class R	—	(124,797)	—	—
Class Y	—	(1,716,122)	—	(86,748)
Change in net assets resulting from distributions to shareholders	—	(4,355,205)	—	(86,748)
Change in net assets resulting from capital transactions	324,073	762,677	22,516,131	3,720,084
Change in net assets	(1,116,974)	3,246,237	85,420,020	134,063,783
Net Assets:
Beginning of period	31,123,685	27,877,448	293,168,823	159,105,040
End of period	$30,006,711	$31,123,685	$378,588,843	$293,168,823

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$1,384,596	$1,456,481	$32,058,551	$45,428,214
Distributions reinvested	—	1,959,510	—	—
Cost of shares redeemed	(1,534,796)	(2,154,752)	(39,029,470)	(36,106,014)
Total Class A	$(150,200)	$1,261,239	$(6,970,919)	$9,322,200
Class C
Proceeds from shares issued	$10,680	$115,128	$165,958	$1,198,233
Distributions reinvested	—	430,072	—	—
Cost of shares redeemed	(1,225,296)	(1,412,389)	(1,474,474)	(1,858,895)
Total Class C	$(1,214,616)	$(867,189)	$(1,308,516)	$(660,662)
Class R
Proceeds from shares issued	$53,767	$37,764	$608,775	$1,274,162
Distributions reinvested	—	124,797	—	—
Cost of shares redeemed	(19,759)	(47,693)	(124,588)	(1,575,801)
Total Class R	$34,008	$114,868	$484,187	$(301,639)
Class Y
Proceeds from shares issued	$3,973,969	$1,797,156	$115,815,616	$102,421,824
Distributions reinvested	—	1,711,171	—	81,976
Cost of shares redeemed	(2,319,088)	(3,254,568)	(85,504,237)	(107,143,615)
Total Class Y	$1,654,881	$253,759	$30,311,379	$(4,639,815)
Change in net assets resulting from capital transactions	$324,073	$762,677	$22,516,131	$3,720,084

(continues on next page)

See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Energy Transition Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	101,195	99,952	1,101,081	2,394,815
Reinvested	—	143,240	—	—
Redeemed	(111,304)	(147,295)	(1,338,538)	(1,910,846)
Total Class A	(10,109)	95,897	(237,457)	483,969
Class C
Issued	901	9,121	6,594	78,427
Reinvested	—	37,139	—	—
Redeemed	(106,452)	(111,183)	(62,430)	(133,023)
Total Class C	(105,551)	(64,923)	(55,836)	(54,596)
Class R
Issued	4,563	2,913	20,948	83,535
Reinvested	—	10,549	—	—
Redeemed	(1,615)	(3,805)	(4,723)	(93,632)
Total Class R	2,948	9,657	16,225	(10,097)
Class Y
Issued	277,519	117,213	3,630,819	5,277,694
Reinvested	—	120,357	—	3,515
Redeemed	(162,067)	(214,659)	(2,778,561)	(5,630,485)
Total Class Y	115,452	22,911	852,258	(349,276)
Change in Shares	2,740	63,542	575,190	70,000

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Partners Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$26.82	0.02	(2.67)	(2.65)	—	—
Year Ended December 31:
2021	$24.21	(0.09)	7.14	7.05	—	(4.44)
2020	$24.47	0.04	0.07	0.11	—	(0.37)
2019	$20.66	0.12	6.12	6.24	(0.21)	(2.22)
2018	$29.21	0.04	(3.52)	(3.48)	(0.08)	(4.99)
2017	$31.58	(0.25)	4.78	4.53	—	(6.90)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$23.41	(0.02)	(2.33)	(2.35)	—	—
Year Ended December 31:
2021	$21.65	(0.17)	6.37	6.20	—	(4.44)
2020	$22.01	(0.03)	0.04	0.01	—	(0.37)
2019	$18.79	0.03	5.55	5.58	(0.14)	(2.22)
2018	$27.09	(0.04)	(3.27)	(3.31)	—	(4.99)
2017	$29.84	(0.44)	4.59	4.15	—	(6.90)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$29.21	0.07	(2.92)	(2.85)	—	—
Year Ended December 31:
2021	$25.99	0.02	7.69	7.71	(0.05)	(4.44)
2020	$26.17	0.12	0.07	0.19	—	(0.37)
2019	$21.94	0.21	6.52	6.73	(0.28)	(2.22)
2018	$30.67	0.14	(3.71)	(3.57)	(0.17)	(4.99)
2017	$32.75	(0.04)	4.86	4.82	—	(6.90)
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$26.87	0.05	(2.69)	(2.64)	—	—
Year Ended December 31:
2021	$24.22	(0.04)	7.17	7.13	(0.04)	(4.44)
November 3, 2020 (g) through December 31, 2020	$19.64	0.01	4.94	4.95	—	(0.37)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Reflects an increase in trading activity due to asset allocation shifts.

(g)  Commencement of operations.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Partners Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$24.17	(9.88)%	1.45%	0.16%	1.49%	$168,494	53%
Year Ended December 31:
2021	(4.44)	$26.82	29.58%	1.45%	(0.29)%	1.49%	$195,053	64%
2020	(0.37)	$24.21	0.46%	1.45%	0.20%	1.53%	$156,629	108	%(f)
2019	(2.43)	$24.47	30.69%	1.45%	0.49%	1.52%	$193,630	57%
2018	(5.07)	$20.66	(12.04)%	1.45%	0.14%	1.52%	$175,723	62%
2017	(6.90)	$29.21	14.21%	1.45%	(0.75)%	1.50%	$259,050	38%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$21.06	(10.04)%	1.81%	(0.21)%	2.54%	$1,374	53%
Year Ended December 31:
2021	(4.44)	$23.41	29.15%	1.81%	(0.65)%	2.48%	$1,652	64%
2020	(0.37)	$21.65	0.06%	1.81%	(0.15)%	2.87%	$1,421	108	%(f)
2019	(2.36)	$22.01	30.26%	1.81%	0.12%	2.63%	$1,510	57%
2018	(4.99)	$18.79	(12.39)%	1.81%	(0.16)%	2.37%	$1,207	62%
2017	(6.90)	$27.09	13.81%	1.81%	(1.40)%	2.28%	$2,168	38%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$26.36	(9.76)%	1.12%	0.52%	1.19%	$175,081	53%
Year Ended December 31:
2021	(4.49)	$29.21	30.03%	1.12%	0.05%	1.19%	$177,278	64%
2020	(0.37)	$25.99	0.77%	1.12%	0.54%	1.23%	$168,087	108	%(f)
2019	(2.50)	$26.17	31.18%	1.12%	0.82%	1.21%	$232,432	57%
2018	(5.16)	$21.94	(11.77)%	1.12%	0.48%	1.19%	$250,709	62%
2017	(6.90)	$30.67	14.59%	1.12%	(0.11)%	1.21%	$349,022	38%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	—	$24.23	(9.83)%	1.25%	0.42%	1.79%	$3,832	53%
Year Ended December 31:
2021	(4.48)	$26.87	29.90%	1.25%	(0.14)%	3.05%	$2,994	64%
November 3, 2020 (g) through December 31, 2020	(0.37)	$24.22	25.22%	1.25%	0.36%	33.63%	$102	108	%(f)

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Value Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$26.33	0.05	(2.51)	(2.46)	—	—
Year Ended December 31:
2021	$23.68	0.03	6.34	6.37	(0.11)	(3.61)
2020	$24.79	0.03	(0.68)	(0.65)	—	(0.46)
2019	$20.28	0.07	6.28	6.35	(0.14)	(1.70)
2018	$26.21	0.06	(2.85)	(2.79)	(0.14)	(3.00)
2017	$27.94	0.03	4.80	4.83	(0.04)	(6.52)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$22.38	(0.04)	(2.12)	(2.16)	—	—
Year Ended December 31:
2021	$20.65	(0.16)	5.50	5.34	—	(3.61)
2020	$21.85	(0.11)	(0.63)	(0.74)	—	(0.46)
2019	$18.08	(0.11)	5.58	5.47	—	(1.70)
2018	$23.76	(0.13)	(2.55)	(2.68)	—	(3.00)
2017	$26.01	(0.08)	4.35	4.27	—	(6.52)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$24.54	— (f)	(2.33)	(2.33)	—	—
Year Ended December 31:
2021	$22.27	(0.07)	5.95	5.88	— (f)	(3.61)
2020	$23.44	(0.05)	(0.66)	(0.71)	—	(0.46)
2019	$19.26	(0.03)	5.95	5.92	(0.04)	(1.70)
2018	$25.06	(0.03)	(2.72)	(2.75)	(0.05)	(3.00)
2017	$27.03	(0.03)	4.58	4.55	—	(6.52)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$27.23	0.08	(2.58)	(2.50)	—	—
Year Ended December 31:
2021	$24.38	0.10	6.53	6.63	(0.17)	(3.61)
2020	$25.45	0.08	(0.69)	(0.61)	—	(0.46)
2019	$20.77	0.13	6.44	6.57	(0.19)	(1.70)
2018	$26.77	0.13	(2.92)	(2.79)	(0.21)	(3.00)
2017	$28.40	0.06	4.94	5.00	(0.11)	(6.52)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Value Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$23.87	(9.34)%	1.30%	0.36%	1.32%	$164,701	36%
Year Ended December 31:
2021	(3.72)	$26.33	27.31%	1.30%	0.12%	1.34%	$188,881	69%
2020	(0.46)	$23.68	(2.59)%	1.30%	0.14%	1.37%	$162,145	73%
2019	(1.84)	$24.79	31.35%	1.30%	0.28%	1.35%	$207,200	54%
2018	(3.14)	$20.28	(10.75)%	1.30%	0.24%	1.34%	$179,535	65%
2017	(6.56)	$26.21	17.41%	1.30%	0.09%	1.33%	$239,994	64%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$20.22	(9.65)%	2.07%	(0.41)%	2.90%	$1,029	36%
Year Ended December 31:
2021	(3.61)	$22.38	26.28%	2.07%	(0.67)%	2.33%	$1,398	69%
2020	(0.46)	$20.65	(3.35)%	2.07%	(0.62)%	2.60%	$2,618	73%
2019	(1.70)	$21.85	30.32%	2.07%	(0.50)%	2.29%	$4,872	54%
2018	(3.00)	$18.08	(11.41)%	2.07%	(0.54)%	2.14%	$9,428	65%
2017	(6.52)	$23.76	16.53%	2.07%	(0.30)%	2.08%	$16,916	64%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$22.21	(9.49)%	1.69%	(0.03)%	2.94%	$629	36%
Year Ended December 31:
2021	(3.61)	$24.54	26.77%	1.69%	(0.27)%	1.80%	$638	69%
2020	(0.46)	$22.27	(2.95)%	1.69%	(0.23)%	4.03%	$677	73%
2019	(1.74)	$23.44	30.89%	1.69%	(0.13)%	3.47%	$1,022	54%
2018	(3.05)	$19.26	(11.12)%	1.69%	(0.11)%	2.82%	$1,019	65%
2017	(6.52)	$25.06	16.95%	1.69%	(0.11)%	2.29%	$1,625	64%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$24.73	(9.18)%	1.06%	0.60%	1.07%	$120,954	36%
Year Ended December 31:
2021	(3.78)	$27.23	27.57%	1.06%	0.36%	1.06%	$143,783	69%
2020	(0.46)	$24.38	(2.37)%	1.06%	0.38%	1.10%	$142,515	73%
2019	(1.89)	$25.45	31.69%	1.06%	0.51%	1.07%	$176,749	54%
2018	(3.21)	$20.77	(10.54)%	1.06%	0.49%	1.06%	$166,538	65%
2017	(6.63)	$26.77	17.71%	1.06%	0.20%	1.06%	$247,528	64%

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$55.16	0.25	(4.15)	(3.90)	—	—
Year Ended December 31:
2021	$50.59	0.65	10.81	11.46	(0.57)	(6.32)
2020	$53.11	0.52	(1.12)	(0.60)	(0.15)	(1.77)
2019	$42.20	0.51	12.44	12.95	(0.37)	(1.67)
2018	$56.61	0.44	(5.67)	(5.23)	(0.38)	(8.80)
2017	$51.86	0.38	9.10	9.48	— (f)	(4.73)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$44.72	0.02	(3.35)	(3.33)	—	—
Year Ended December 31:
2021	$42.07	0.13	8.97	9.10	(0.13)	(6.32)
2020	$44.70	0.14	(1.00)	(0.86)	—	(1.77)
2019	$35.78	0.10	10.50	10.60	(0.01)	(1.67)
2018	$49.50	(0.03)	(4.89)	(4.92)	— (f)	(8.80)
2017	$46.22	(0.04)	8.05	8.01	—	(4.73)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$54.74	0.15	(4.11)	(3.96)	—	—
Year Ended December 31:
2021	$50.28	0.43	10.73	11.16	(0.38)	(6.32)
2020	$52.83	0.35	(1.13)	(0.78)	—	(1.77)
2019	$42.01	0.32	12.36	12.68	(0.19)	(1.67)
2018	$56.35	0.22	(5.61)	(5.39)	(0.15)	(8.80)
2017	$51.83	0.18	9.07	9.25	—	(4.73)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$54.90	0.31	(4.14)	(3.83)	—	—
Year Ended December 31:
2021	$50.37	0.78	10.76	11.54	(0.69)	(6.32)
2020	$52.87	0.62	(1.10)	(0.48)	(0.25)	(1.77)
2019	$42.01	0.61	12.38	12.99	(0.46)	(1.67)
2018	$56.38	0.55	(5.64)	(5.09)	(0.48)	(8.80)
2017	$51.66	0.49	9.07	9.56	(0.11)	(4.73)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$51.26	(7.07)%	0.89%	0.93%	0.92%	$443,809	31%
Year Ended December 31:
2021	(6.89)	$55.16	23.00%	0.89%	1.13%	0.93%	$495,890	52%
2020	(1.92)	$50.59	(1.03)%	0.89%	1.13%	0.95%	$444,160	95%
2019	(2.04)	$53.11	30.73%	0.89%	1.03%	0.95%	$520,159	51%
2018	(9.18)	$42.20	(9.31)%	0.89%	0.77%	0.93%	$439,035	59%
2017	(4.73)	$56.61	18.32%	0.89%	0.68%	0.94%	$540,762	55%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$41.39	(7.45)%	1.69%	0.10%	1.88%	$3,888	31%
Year Ended December 31:
2021	(6.45)	$44.72	22.05%	1.69%	0.27%	1.80%	$6,230	52%
2020	(1.77)	$42.07	(1.85)%	1.69%	0.37%	1.79%	$11,326	95%
2019	(1.68)	$44.70	29.70%	1.69%	0.24%	1.74%	$17,028	51%
2018	(8.80)	$35.78	(10.03)%	1.69%	(0.06)%	1.75%	$18,227	59%
2017	(4.73)	$49.50	17.36%	1.69%	(0.08)%	1.71%	$29,771	55%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$50.78	(7.23)%	1.26%	0.57%	1.43%	$5,981	31%
Year Ended December 31:
2021	(6.70)	$54.74	22.55%	1.26%	0.75%	1.44%	$6,428	52%
2020	(1.77)	$50.28	(1.41)%	1.26%	0.77%	1.50%	$6,066	95%
2019	(1.86)	$52.83	30.23%	1.26%	0.66%	1.48%	$7,232	51%
2018	(8.95)	$42.01	(9.63)%	1.26%	0.38%	1.40%	$6,348	59%
2017	(4.73)	$56.35	17.87%	1.26%	0.33%	1.42%	$10,229	55%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$51.07	(6.98)%	0.68%	1.16%	0.71%	$20,826	31%
Year Ended December 31:
2021	(7.01)	$54.90	23.28%	0.68%	1.35%	0.68%	$20,169	52%
2020	(2.02)	$50.37	(0.83)%	0.68%	1.34%	0.82%	$16,011	95%
2019	(2.13)	$52.87	30.99%	0.68%	1.24%	0.78%	$20,021	51%
2018	(9.28)	$42.01	(9.11)%	0.68%	0.96%	0.75%	$21,827	59%
2017	(4.84)	$56.38	18.56%	0.68%	0.88%	0.72%	$33,638	55%

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income		Net Realized Gains from Investments
Victory RS Investors Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$13.90	— (f)	(0.64)	(0.64)	—		—
Year Ended December 31:
2021	$12.84	0.02	3.25	3.27	—	(f)	(2.21)
2020	$13.10	(0.01)	(0.21)	(0.22)	—		(0.04)
2019	$10.68	— (f)	2.99	2.99	—		(0.57)
2018	$13.86	— (f)	(1.27)	(1.27)	—		(1.91)
2017	$13.65	(0.03)	2.23	2.20	—		(1.99)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$11.76	(0.05)	(0.53)	(0.58)	—		—
Year Ended December 31:
2021	$11.22	(0.08)	2.83	2.75	—		(2.21)
2020	$11.54	(0.08)	(0.20)	(0.28)	—		(0.04)
2019	$9.53	(0.08)	2.66	2.58	—		(0.57)
2018	$12.68	(0.10)	(1.14)	(1.24)	—		(1.91)
2017	$12.73	(0.19)	2.13	1.94	—		(1.99)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$12.02	(0.03)	(0.56)	(0.59)	—		—
Year Ended December 31:
2021	$11.41	(0.06)	2.88	2.82	—		(2.21)
2020	$11.72	(0.07)	(0.20)	(0.27)	—		(0.04)
2019	$9.66	(0.07)	2.70	2.63	—		(0.57)
2018	$12.81	(0.08)	(1.16)	(1.24)	—		(1.91)
2017	$12.83	(0.17)	2.14	1.97	—		(1.99)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$14.41	0.02	(0.66)	(0.64)	—		—
Year Ended December 31:
2021	$13.24	0.06	3.36	3.42	(0.04)		(2.21)
2020	$13.47	0.02	(0.21)	(0.19)	—		(0.04)
2019	$10.94	0.03	3.07	3.10	—		(0.57)
2018	$14.10	0.03	(1.28)	(1.25)	—		(1.91)
2017	$13.82	0.03	2.24	2.27	—		(1.99)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Investors Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$13.26	(4.60)%	1.33%	0.02%	1.65%	$14,213	38%
Year Ended December 31:
2021	(2.21)	$13.90	25.74%	1.33%	0.13%	1.66%	$15,039	68%
2020	(0.04)	$12.84	(1.68)%	1.33%	(0.08)%	1.71%	$12,663	66%
2019	(0.57)	$13.10	28.01%	1.33%	0.03%	1.62%	$16,906	64%
2018	(1.91)	$10.68	(9.36)%	1.33%	(0.03)%	1.58%	$15,682	56%
2017	(1.99)	$13.86	16.28%	1.33%	(0.24)%	1.54%	$20,419	80%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$11.18	(4.93)%	2.07%	(0.80)%	2.77%	$1,388	38%
Year Ended December 31:
2021	(2.21)	$11.76	24.78%	2.07%	(0.64)%	2.42%	$2,702	68%
2020	(0.04)	$11.22	(2.43)%	2.07%	(0.85)%	2.75%	$3,306	66%
2019	(0.57)	$11.54	27.08%	2.07%	(0.73)%	2.54%	$6,898	64%
2018	(1.91)	$9.53	(10.08)%	2.07%	(0.82)%	2.44%	$7,282	56%
2017	(1.99)	$12.68	15.48%	2.07%	(1.42)%	2.35%	$11,149	80%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$11.43	(4.91)%	1.95%	(0.60)%	2.89%	$800	38%
Year Ended December 31:
2021	(2.21)	$12.02	25.00%	1.95%	(0.49)%	1.96%	$806	68%
2020	(0.04)	$11.41	(2.30)%	1.95%	(0.71)%	4.41%	$655	66%
2019	(0.57)	$11.72	27.24%	1.95%	(0.59)%	3.85%	$844	64%
2018	(1.91)	$9.66	(9.91)%	1.95%	(0.64)%	3.15%	$831	56%
2017	(1.99)	$12.81	15.50%	1.95%	(1.27)%	2.72%	$1,379	80%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$13.77	(4.44)%	1.05%	0.32%	1.39%	$13,606	38%
Year Ended December 31:
2021	(2.25)	$14.41	26.07%	1.05%	0.40%	1.32%	$12,577	68%
2020	(0.04)	$13.24	(1.41)%	1.05%	0.17%	1.50%	$11,253	66%
2019	(0.57)	$13.47	28.35%	1.05%	0.27%	1.43%	$19,146	64%
2018	(1.91)	$10.94	(9.06)%	1.05%	0.18%	1.37%	$14,669	56%
2017	(1.99)	$14.10	16.59%	1.05%	0.19%	1.25%	$27,131	80%
See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Global Energy Transition Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$22.62	0.08	5.15	5.23	—	—
Year Ended December 31:
2021	$12.36	(0.04)	10.30	10.26	—	—
2020	$9.71	(0.01)	2.67	2.66	(0.01)	(0.01)
2019	$12.86	— (g)	(3.15)	(3.15)	—	—
2018	$23.73	(0.14)	(10.73)	(10.87)	—	—
2017	$23.49	(0.22)	0.46	0.24	—	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$19.98	(0.04)	4.56	4.52	—	—
Year Ended December 31:
2021	$11.00	(0.17)	9.15	8.98	—	—
2020	$8.71	(0.07)	2.36	2.29	—	—
2019	$11.63	(0.08)	(2.84)	(2.92)	—	—
2018	$21.63	(0.28)	(9.72)	(10.00)	—	—
2017	$21.59	(0.36)	0.40	0.04	—	—
Class R
Six Months Ended June 30, 2022 (Unaudited)	$21.19	0.03	4.82	4.85	—	—
Year Ended December 31:
2021	$11.62	(0.12)	9.69	9.57	—	—
2020	$9.16	(0.04)	2.50	2.46	—	—
2019	$12.18	(0.04)	(2.98)	(3.02)	—	—
2018	$22.56	(0.20)	(10.18)	(10.38)	—	—
2017	$22.42	(0.29)	0.43	0.14	—	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$23.64	0.14	5.37	5.51	—	—
Year Ended December 31:
2021	$12.88	0.02	10.75	10.77	(0.01)	(0.01)
2020	$10.11	0.02	2.78	2.80	(0.03)	(0.03)
2019	$13.38	0.03	(3.27)	(3.24)	(0.03)	(0.03)
2018	$24.60	(0.06)	(11.16)	(11.22)	—	—
2017	$24.28	(0.14)	0.46	0.32	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Amount is less than $0.005 per share.

(h)  Amount is less than 0.005%.

(i)  Portfolio turnover increased due to change within the portfolio holdings during the year.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)		Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(f)
Victory Global Energy Transition Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$27.85	23.12%	1.48%	0.55%		1.52%	$89,796	35%
Year Ended December 31:
2021	$22.62	83.01%	1.48%	(0.21)%		1.58%	$78,317	79%
2020	$12.36	27.35%	1.48%	(0.15)%		1.79%	$36,803	46%
2019	$9.71	(24.49)%	1.48%	—	%(h)	1.69%	$32,630	24%
2018	$12.86	(45.81)%	1.48%	(0.65)%		1.54%	$64,001	26%
2017	$23.73	1.02%	1.48%	(0.93)%		1.55%	$262,455	57	%(i)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$24.50	22.62%	2.28%	(0.31)%		2.55%	$2,605	35%
Year Ended December 31:
2021	$19.98	81.64%	2.28%	(1.02)%		2.41%	$3,240	79%
2020	$11.00	26.29%	2.28%	(0.92)%		3.32%	$2,385	46%
2019	$8.71	(25.11)%	2.28%	(0.81)%		2.75%	$2,949	24%
2018	$11.63	(46.26)%	2.28%	(1.42)%		2.38%	$6,939	26%
2017	$21.63	0.23%	2.28%	(1.72)%		2.35%	$20,428	57	%(i)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$26.04	22.89%	1.86%	0.25%		2.34%	$1,683	35%
Year Ended December 31:
2021	$21.19	82.36%	1.86%	(0.70)%		1.89%	$1,026	79%
2020	$11.62	26.86%	1.86%	(0.51)%		5.74%	$680	46%
2019	$9.16	(24.79)%	1.86%	(0.37)%		4.31%	$621	24%
2018	$12.18	(46.01)%	1.86%	(0.99)%		2.50%	$920	26%
2017	$22.56	0.62%	1.86%	(1.31)%		2.20%	$2,442	57	%(i)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$29.15	23.31%	1.15%	0.92%		1.18%	$284,505	35%
Year Ended December 31:
2021	$23.64	83.62%	1.15%	0.10%		1.21%	$210,586	79%
2020	$12.88	27.73%	1.15%	0.18%		1.28%	$119,237	46%
2019	$10.11	(24.25)%	1.15%	0.27%		1.26%	$114,972	24%
2018	$13.38	(45.63)%	1.15%	(0.29)%		1.20%	$393,581	26%
2017	$24.60	1.36%	1.15%	(0.58)%		1.19%	$1,126,533	57	%(i)

See notes to financial statements.

39

Victory Portfolios	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Partners Fund	RS Partners Fund	A, C, R, Y, and Member Class
Victory RS Value Fund	RS Value Fund	A, C, R, and Y
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund	A, C, R, and Y
Victory RS Investors Fund	RS Investors Fund	A, C, R, and Y
Victory Global Energy Transition Fund	Global Energy Transition Fund	A, C, R, and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

40

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS Partners Fund
Common Stocks	$332,577,502	$—	$—	$332,577,502
Preferred Stocks	—	—	587,369	587,369
Collateral for Securities Loaned	2,349,027	—	—	2,349,027
Total	$334,926,529	$—	$587,369	$335,513,898
RS Value Fund
Common Stocks	$276,136,942	$—	$—	$276,136,942
Collateral for Securities Loaned	7,748,074	—	—	7,748,074
Total	$283,885,016	$—	$—	$283,885,016
RS Large Cap Alpha Fund
Common Stocks	$455,010,112	$—	$—	$455,010,112
Total	$455,010,112	$—	$—	$455,010,112

41

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Level 1	Level 2	Level 3	Total
RS Investors Fund
Common Stocks	$26,927,040	$—	$—	$26,927,040
Total	$26,927,040	$—	$—	$26,927,040
Global Energy Transition Fund
Common Stocks	$305,608,208	$16,107,360	$—	$321,715,568
Preferred Stocks	2,458,269	—	—	2,458,269
Convertible Corporate Bonds	—	2,706,273	—	2,706,273
Collateral for Securities Loaned	4,792,492	—	—	4,792,492
Total	$312,858,969	$18,813,633	$—	$331,672,602

For the six months ended June 30, 2022, Global Energy Transition Fund had transfers out of Level 3 of 2.17% of net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Global Energy Transition Fund
Balance as of December 31, 2021	$8,231
Accrued discount (premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	(8,231)
Balance as of June 30, 2022	$—

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Special Purpose Acquisition Companies ("SPAC"):

The Funds may invest in stock, warrants and other securities of special purpose acquisition companies ("SPACs"). A SPAC typically is a publicly traded company that raises funds through an initial public offering ("IPO") for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC's IPO. If a Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in "units" that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly

42

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

lower than those of the Fund's other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC's shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.

Private Investments in Public Equities:

The Funds may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly held company, or "PIPE." The issuer's common stock is usually publicly traded on a U.S. securities exchange or in the over-the-counter market, but the securities acquired will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer's common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register, within an agreed upon period of time for public resale under the U.S. securities laws, the common stock or the shares of common stock issuable upon conversion of the convertible securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the issuer's securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g., warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Litigation income received during the year is recorded as realized gains by the Funds when such information becomes known. Gains of this type are infrequent to the Funds and are not expected to reoccur on a consistent basis. Class action litigation income received by the RS Investors Fund for the six months ended June 30, 2022, amounted to $332,485 and is reflected on the Statements of Operations within Net realized gains (losses) from investment securities and foreign currency transactions.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not

43

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
RS Partners Fund	$2,315,629	$—	$2,349,027
RS Value Fund	7,339,014	—	7,748,074
Global Energy Transition Fund	4,718,454	—	4,792,492

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

For the six months ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

44

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
RS Partners Fund	$194,972,059	$191,285,644
RS Value Fund	110,454,239	131,220,508
RS Large Cap Alpha Fund	151,187,984	168,163,352
RS Investors Fund	10,904,165	12,771,474
Global Energy Transition Fund	119,424,681	131,113,296

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

Global Energy Transition Fund	Ownership %
Victory Strategic Allocation Fund	0.4
RS Partners Fund	Ownership %
Victory Strategic Allocation Fund	0.3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
Global Energy Transition Fund	1.00%

Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

45

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
RS Partners Fund	0.25%	N/A	0.50%
RS Value Fund	0.25%	1.00%	0.50%
RS Large Cap Alpha Fund	0.25%	1.00%	0.50%
RS Investors Fund	0.25%	1.00%	0.50%
Global Energy Transition Fund	0.25%	1.00%	0.50%

46

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six-months ended June 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2022, the Distributor received $13,664 from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2023
	Class A	Class C	Class R	Class Y	Member Class
RS Partners Fund	1.45%	N/A	1.81%	1.12%	1.25%
RS Value Fund	1.30%	2.07%	1.69%	1.06%	N/A
RS Large Cap Alpha Fund	0.89%	1.69%	1.26%	0.68%	N/A
RS Investors Fund	1.33%	2.07%	1.95%	1.05%	N/A
Global Energy Transition Fund	1.48%	2.28%	1.86%	1.15%	N/A

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at June 30, 2022.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
RS Partners Fund	$154,596	$316,786	$229,651	$116,671	$817,704
RS Value Fund	69,767	199,071	70,218	33,574	372,630
RS Large Cap Alpha Fund	153,277	314,607	211,774	92,078	771,736
RS Investors Fund	83,503	146,600	90,433	55,760	376,296
Global Energy Transition Fund	112,827	234,015	186,151	62,308	595,301

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

47

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Private Investments in Public Equities Risk — The risks associated with PIPE transactions that the RS Science and Technology Fund invests is that the issuer may be unable to register the shares for public resale in a timely manner or at all, in which case the shares may be sold only in a privately negotiated transaction, typically at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer's securities may nevertheless be "thin" or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible. While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.

Special Purpose Acquisition Company Risk — An investment in a SPAC is subject to a variety of risks, including that (1) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (2) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders; (3) an attractive acquisition or merger target may not be identified at all or a proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (4) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (5) the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (6) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (7) while a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid and there can be no assurance that a market will develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value, (8) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and (9) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Concentration Risk — The Global Energy Transition Fund (herein, the Fund) may concentrate its investments in a particular industry, as the term "concentration is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector.

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund's cash position or cash requirements to exceed normal levels.

Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS Partners Fund	Annually	Annually
RS Value Fund	Annually	Annually
RS Large Cap Alpha Fund	Annually	Annually
RS Investors Fund	Annually	Annually
Global Energy Transition Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

As of tax year ended December 31, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
Global Energy Transition Fund	$—	$1,823,189,805	$1,823,189,805

50

Victory Portfolios	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
RS Partners Fund
Class A	$1,000.00	$901.20	$1,017.60	$6.84	$7.25	1.45%
Class R	1,000.00	899.60	1,015.82	8.53	9.05	1.81%
Class Y	1,000.00	902.40	1,019.24	5.28	5.61	1.12%
Member Class	1,000.00	901.70	1,018.60	5.89	6.26	1.25%
RS Value Fund
Class A	1,000.00	906.60	1,018.35	6.15	6.51	1.30%
Class C	1,000.00	903.50	1,014.53	9.77	10.34	2.07%
Class R	1,000.00	905.10	1,016.41	7.98	8.45	1.69%
Class Y	1,000.00	908.20	1,019.54	5.02	5.31	1.06%

51

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
RS Large Cap Alpha Fund
Class A	$1,000.00	$929.30	$1,020.38	$4.26	$4.46	0.89%
Class C	1,000.00	925.50	1,016.41	8.07	8.45	1.69%
Class R	1,000.00	927.70	1,018.55	6.02	6.31	1.26%
Class Y	1,000.00	930.20	1,021.42	3.25	3.41	0.68%
RS Investors Fund
Class A	1,000.00	954.00	1,018.20	6.44	6.66	1.33%
Class C	1,000.00	950.70	1,014.53	10.01	10.34	2.07%
Class R	1,000.00	950.90	1,015.12	9.43	9.74	1.95%
Class Y	1,000.00	955.60	1,019.59	5.09	5.26	1.05%
Global Energy Transition Fund
Class A	1,000.00	1,231.20	1,017.46	8.19	7.40	1.48%
Class C	1,000.00	1,226.20	1,013.49	12.59	11.38	2.28%
Class R	1,000.00	1,228.90	1,015.57	10.28	9.30	1.86%
Class Y	1,000.00	1,233.10	1,019.09	6.37	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

52

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

53

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSVF-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund	9
Victory RS Select Growth Fund	13
Victory RS Mid Cap Growth Fund	15
Victory RS Growth Fund	18
Victory RS Science and Technology Fund	20
Victory RS Small Cap Equity Fund	24
Financial Statements
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	36
Notes to Financial Statements	58
Supplemental Information	67
Proxy Voting and Portfolio Holdings Information	67
Expense Examples	67
Liquidity Risk Management Program	69
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Small Cap Growth Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

MACOM Technology Solutions Holdings, Inc.	3.1%
Evoqua Water Technologies Corp.	2.7%
Advanced Energy Industries, Inc.	2.5%
WNS Holdings Ltd.	2.5%
Acushnet Holdings Corp.	2.2%
Inspire Medical Systems, Inc.	2.1%
Chart Industries, Inc.	2.0%
HealthEquity, Inc.	1.9%
Matador Resources Co.	1.9%
Varonis Systems, Inc.	1.9%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Select Growth Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Evoqua Water Technologies Corp.	3.5%
Jazz Pharmaceuticals PLC	3.0%
Chart Industries, Inc.	2.8%
Intra-Cellular Therapies, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.8%
Varonis Systems, Inc.	2.7%
BioCryst Pharmaceuticals, Inc.	2.7%
Acadia Healthcare Co., Inc.	2.7%
YETI Holdings, Inc.	2.7%
Five9, Inc.	2.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory RS Mid Cap Growth Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Synopsys, Inc.	3.5%
Chipotle Mexican Grill, Inc.	2.6%
Datadog, Inc., Class A	2.5%
ZoomInfo Technologies, Inc.	2.5%
West Pharmaceutical Services, Inc.	2.4%
AmerisourceBergen Corp.	2.3%
Chart Industries, Inc.	2.3%
Palo Alto Networks, Inc.	2.3%
Teledyne Technologies, Inc.	2.3%
Diamondback Energy, Inc.	2.3%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS Growth Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Microsoft Corp.	13.7%
Apple, Inc.	10.9%
Alphabet, Inc., Class C	8.3%
Visa, Inc., Class A	5.0%
Amazon.com, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	3.7%
Tesla, Inc.	3.2%
ServiceNow, Inc.	2.7%
Constellation Brands, Inc., Class A	2.4%
Jazz Pharmaceuticals PLC	2.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

Victory Portfolios Victory RS Science and Technology Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Microsoft Corp.	9.8%
Vertex Pharmaceuticals, Inc.	5.7%
Amazon.com, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
ServiceNow, Inc.	2.9%
Impinj, Inc.	2.7%
Jazz Pharmaceuticals PLC	2.4%
Visa, Inc., Class A	2.0%
MKS Instruments, Inc.	2.0%
Lattice Semiconductor Corp.	2.0%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

Victory Portfolios Victory RS Small Cap Equity Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Evoqua Water Technologies Corp.	6.7%
Chart Industries, Inc.	5.5%
Shift4 Payments, Inc., Class A	4.5%
Trupanion, Inc.	4.1%
Acushnet Holdings Corp.	4.0%
ACI Worldwide, Inc.	3.9%
MACOM Technology Solutions Holdings, Inc.	3.2%
CBIZ, Inc.	3.2%
YETI Holdings, Inc.	3.2%
Impinj, Inc.	3.2%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

8

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Biotechnology (10.4%):
Alkermes PLC (a)	451,510	$13,450,483
Apellis Pharmaceuticals, Inc. (a)	264,400	11,956,168
BioCryst Pharmaceuticals, Inc. (a)	1,403,360	14,847,549
DermTech, Inc. (a) (b)	455,490	2,523,415
Equillium, Inc. (a)	1,620,354	3,305,522
Fate Therapeutics, Inc. (a) (b)	418,800	10,377,864
Halozyme Therapeutics, Inc. (a)	337,450	14,847,800
Karuna Therapeutics, Inc. (a)	87,670	11,091,132
Kezar Life Sciences, Inc. (a)	1,076,530	8,902,903
Kura Oncology, Inc. (a)	307,500	5,636,475
Opthea Ltd., ADR (a) (c)	769,820	4,849,866
SpringWorks Therapeutics, Inc. (a) (b)	390,570	9,615,833
		111,405,010
Communication Services (2.7%):
World Wrestling Entertainment, Inc., Class A (b)	280,810	17,547,817
ZipRecruiter, Inc. (a)	745,700	11,051,274
		28,599,091
Consumer Discretionary (9.3%):
Acushnet Holdings Corp.	556,630	23,200,338
Boot Barn Holdings, Inc. (a)	181,080	12,478,223
Funko, Inc., Class A (a)	336,830	7,518,046
Gentherm, Inc. (a)	182,900	11,414,789
Ollie's Bargain Outlet Holdings, Inc. (a)	143,290	8,418,287
Papa John's International, Inc.	105,620	8,821,382
Wingstop, Inc.	128,480	9,606,450
YETI Holdings, Inc. (a)	421,160	18,223,593
		99,681,108
Consumer Staples (8.0%):
BellRing Brands, Inc. (a)	691,660	17,215,417
e.l.f. Beauty, Inc. (a)	512,530	15,724,420
Freshpet, Inc. (a)	148,250	7,692,693
Grocery Outlet Holding Corp. (a)	339,270	14,463,080
Hostess Brands, Inc. (a)	254,540	5,398,793
The Beauty Health Co. (a) (b)	768,420	9,881,881
The Simply Good Foods Co. (a)	414,450	15,653,777
		86,030,061
Energy (3.9%):
Callon Petroleum Co. (a)	213,750	8,379,000
Matador Resources Co.	431,560	20,106,380
Ranger Oil Corp. (a)	393,970	12,949,794
		41,435,174
Financials (6.2%):
Customers Bancorp, Inc. (a)	292,430	9,913,377
Focus Financial Partners, Inc., Class A (a)	387,470	13,197,228

See notes to financial statements.

9

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
PRA Group, Inc. (a)	371,300	$13,500,468
Walker & Dunlop, Inc.	105,750	10,187,955
Wintrust Financial Corp.	236,890	18,986,734
		65,785,762
Health Care Equipment & Supplies (5.5%):
Axonics, Inc. (a) (b)	171,380	9,712,105
CONMED Corp.	6,430	615,737
CryoPort, Inc. (a) (b)	449,270	13,918,384
LivaNova PLC (a)	185,870	11,611,299
Nevro Corp. (a)	207,570	9,097,793
Shockwave Medical, Inc. (a)	75,230	14,381,719
		59,337,037
Health Care Providers & Services (6.0%):
Acadia Healthcare Co., Inc. (a)	275,680	18,644,238
HealthEquity, Inc. (a)	337,800	20,737,542
Option Care Health, Inc. (a)	415,580	11,548,968
Surgery Partners, Inc. (a)	458,490	13,259,531
		64,190,279
Health Care Technology (3.1%):
Evolent Health, Inc., Class A (a)	185,860	5,707,760
Health Catalyst, Inc. (a)	383,400	5,555,466
Inspire Medical Systems, Inc. (a)	121,580	22,209,019
		33,472,245
Industrials (10.3%):
AAON, Inc.	24,710	1,353,120
AAR Corp. (a)	224,760	9,403,958
Applied Industrial Technologies, Inc.	109,990	10,577,738
Chart Industries, Inc. (a)	128,979	21,588,505
Evoqua Water Technologies Corp. (a)	898,870	29,222,264
Mercury Systems, Inc. (a)	108,950	7,008,754
Simpson Manufacturing Co., Inc.	123,470	12,422,317
Trex Co., Inc. (a)	99,020	5,388,668
Zurn Water Solutions Corp.	471,680	12,848,563
		109,813,887
IT Services (6.4%):
DigitalOcean Holdings, Inc. (a) (b)	373,510	15,448,374
Evo Payments, Inc., Class A (a)	200,340	4,711,997
Flywire Corp. (a)	371,380	6,547,429
Marqeta, Inc., Class A (a)	674,850	5,473,033
Paya Holdings, Inc. (a)	828,210	5,441,340
Paymentus Holdings, Inc., Class A (a) (b)	347,600	4,647,412
WNS Holdings Ltd., ADR (a)	356,037	26,574,602
		68,844,187
Materials (2.8%):
Avient Corp.	274,460	11,000,357
Silgan Holdings, Inc.	132,280	5,469,778

See notes to financial statements.

10

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Summit Materials, Inc., Class A (a)	578,940	$13,483,512
		29,953,647
Pharmaceuticals (1.8%):
Intra-Cellular Therapies, Inc. (a)	334,660	19,102,393
Real Estate (1.2%):
National Storage Affiliates Trust	246,380	12,336,247
Semiconductors & Semiconductor Equipment (9.3%):
Advanced Energy Industries, Inc.	373,380	27,249,273
Impinj, Inc. (a)	235,890	13,839,666
Lattice Semiconductor Corp. (a)	216,640	10,507,040
MACOM Technology Solutions Holdings, Inc. (a)	709,823	32,722,840
Silicon Laboratories, Inc. (a)	67,810	9,508,318
SiTime Corp. (a)	32,890	5,362,057
		99,189,194
Software (10.8%):
ACI Worldwide, Inc. (a)	598,500	15,495,165
Avaya Holdings Corp. (a) (b)	640,690	1,435,146
Box, Inc., Class A (a)	409,060	10,283,768
Gitlab, Inc., Class A (a) (b)	131,240	6,974,094
Jamf Holding Corp. (a) (b)	585,560	14,504,321
Smartsheet, Inc., Class A (a)	271,920	8,546,446
Sprout Social, Inc., Class A (a)	267,770	15,549,404
Telos Corp. (a)	777,890	6,285,351
Tenable Holdings, Inc. (a)	364,120	16,534,689
Varonis Systems, Inc. (a)	676,900	19,846,708
		115,455,092
Total Common Stocks (Cost $1,090,815,144)		1,044,630,414
Collateral for Securities Loaned (5.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	1,747,271	1,747,271
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	871,974	871,974
HSBC U.S. Government Money Market Fund I Shares, 1.46% (d)	10,875,275	10,875,275
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	6,952,853	6,952,853
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	4,636,768	4,636,768
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	31,261,382	31,261,382
Total Collateral for Securities Loaned (Cost $56,345,523)		56,345,523
Total Investments (Cost $1,147,160,667) — 103.0%		1,100,975,937
Liabilities in excess of other assets — (3.0)%		(32,142,134)
NET ASSETS — 100.00%		$1,068,833,803

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

11

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.5% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

12

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (4.1%):
IAC/InterActiveCorp (a)	15,120	$1,148,666
World Wrestling Entertainment, Inc., Class A	42,990	2,686,445
ZoomInfo Technologies, Inc. (a)	31,560	1,049,055
		4,884,166
Consumer Discretionary (11.5%):
Churchill Downs, Inc.	10,050	1,924,876
Five Below, Inc. (a)	15,730	1,784,254
Hyatt Hotels Corp., Class A (a)	16,950	1,252,774
Mattel, Inc. (a)	118,390	2,643,649
Ollie's Bargain Outlet Holdings, Inc. (a)	26,110	1,533,963
Wingstop, Inc.	17,860	1,335,392
YETI Holdings, Inc. (a)	72,250	3,126,258
		13,601,166
Consumer Staples (4.2%):
BellRing Brands, Inc. (a)	66,660	1,659,167
Freshpet, Inc. (a)	23,940	1,242,247
The Simply Good Foods Co. (a)	55,380	2,091,703
		4,993,117
Electronic Equipment, Instruments & Components (1.6%):
Teledyne Technologies, Inc. (a)	4,950	1,856,794
Energy (4.3%):
Diamondback Energy, Inc.	21,560	2,611,994
Matador Resources Co.	52,060	2,425,475
		5,037,469
Financials (4.7%):
Focus Financial Partners, Inc., Class A (a)	49,320	1,679,839
LPL Financial Holdings, Inc.	10,700	1,973,936
Western Alliance Bancorp	26,320	1,858,192
		5,511,967
Health Care (23.3%):
Acadia Healthcare Co., Inc. (a)	46,440	3,140,737
BioCryst Pharmaceuticals, Inc. (a)	303,170	3,207,539
Charles River Laboratories International, Inc. (a)	4,400	941,468
CryoPort, Inc. (a)	52,820	1,636,364
Envista Holdings Corp. (a)	46,520	1,792,881
Horizon Therapeutics PLC (a)	35,340	2,818,718
Intra-Cellular Therapies, Inc. (a)	58,230	3,323,768
Jazz Pharmaceuticals PLC (a)	22,450	3,502,425
Option Care Health, Inc. (a)	75,700	2,103,703
Penumbra, Inc. (a)	10,400	1,295,008
Shockwave Medical, Inc. (a)	7,760	1,483,479
Tandem Diabetes Care, Inc. (a)	17,990	1,064,828
Tenet Healthcare Corp. (a)	23,470	1,233,583
		27,544,501

See notes to financial statements.

13

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (14.8%):
Advanced Drainage Systems, Inc.	25,840	$2,327,409
Builders FirstSource, Inc. (a)	38,770	2,081,949
Chart Industries, Inc. (a)	20,080	3,360,990
Evoqua Water Technologies Corp. (a)	127,350	4,140,148
Mercury Systems, Inc. (a)	15,360	988,109
Regal Rexnord Corp.	13,090	1,485,977
Trex Co., Inc. (a)	27,350	1,488,387
WillScot Mobile Mini Holdings Corp. (a)	47,580	1,542,544
		17,415,513
IT Services (2.5%):
Jack Henry & Associates, Inc.	10,500	1,890,210
Shift4 Payments, Inc., Class A (a)	30,590	1,011,305
		2,901,515
Materials (1.5%):
Sealed Air Corp.	15,600	900,432
Silgan Holdings, Inc.	20,040	828,654
		1,729,086
Real Estate (1.2%):
National Storage Affiliates Trust	28,740	1,439,012
Semiconductors & Semiconductor Equipment (9.0%):
Enphase Energy, Inc. (a)	9,380	1,831,351
Entegris, Inc.	19,480	1,794,693
Lattice Semiconductor Corp. (a)	57,250	2,776,625
MACOM Technology Solutions Holdings, Inc. (a)	70,630	3,256,043
Onto Innovation, Inc. (a)	13,880	967,991
		10,626,703
Software (13.4%):
ACI Worldwide, Inc. (a)	88,580	2,293,336
Dynatrace, Inc. (a)	51,300	2,023,272
Five9, Inc. (a)	31,270	2,849,948
Globant SA (a)	12,200	2,122,800
Paylocity Holding Corp. (a)	15,400	2,686,068
RingCentral, Inc., Class A (a)	11,300	590,538
Varonis Systems, Inc. (a)	109,880	3,221,682
		15,787,644
Total Common Stocks (Cost $121,312,946)		113,328,653
Total Investments (Cost $121,312,946) — 96.1%		113,328,653
Other assets in excess of liabilities — 3.9%		4,638,394
NET ASSETS — 100.00%		$117,967,047

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

14

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (4.5%):
Take-Two Interactive Software, Inc. (a)	31,330	$3,838,865
ZoomInfo Technologies, Inc. (a)	139,570	4,639,307
		8,478,172
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	18,640	1,747,314
Consumer Discretionary (15.1%):
Chipotle Mexican Grill, Inc. (a)	3,760	4,915,298
Churchill Downs, Inc.	10,830	2,074,270
Dollar Tree, Inc. (a)	10,040	1,564,734
Expedia Group, Inc. (a)	9,810	930,282
Five Below, Inc. (a)	16,000	1,814,880
Hyatt Hotels Corp., Class A (a)	15,650	1,156,692
Mattel, Inc. (a)	154,250	3,444,402
O'Reilly Automotive, Inc. (a)	5,910	3,733,702
Tractor Supply Co.	14,010	2,715,839
Ulta Beauty, Inc. (a)	7,480	2,883,390
YETI Holdings, Inc. (a)	78,920	3,414,868
		28,648,357
Consumer Staples (4.1%):
Church & Dwight Co., Inc.	29,590	2,741,809
Constellation Brands, Inc., Class A	8,480	1,976,349
Freshpet, Inc. (a)	20,600	1,068,934
The Hershey Co.	9,660	2,078,446
		7,865,538
Electronic Equipment, Instruments & Components (3.5%):
Keysight Technologies, Inc. (a)	16,340	2,252,469
Teledyne Technologies, Inc. (a)	11,550	4,332,520
		6,584,989
Energy (4.3%):
Diamondback Energy, Inc.	35,610	4,314,151
Matador Resources Co.	47,480	2,212,093
Pioneer Natural Resources Co.	7,460	1,664,177
		8,190,421
Financials (4.1%):
LPL Financial Holdings, Inc.	16,140	2,977,507
MSCI, Inc.	7,150	2,946,873
Western Alliance Bancorp	27,200	1,920,320
		7,844,700
Health Care (19.4%):
AmerisourceBergen Corp.	31,460	4,450,961
Avantor, Inc. (a)	112,860	3,509,946
Charles River Laboratories International, Inc. (a)	8,410	1,799,488
Dexcom, Inc. (a)	51,770	3,858,418

See notes to financial statements.

15

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Horizon Therapeutics PLC (a)	44,880	$3,579,629
IDEXX Laboratories, Inc. (a)	2,720	953,986
Incyte Corp. (a)	31,450	2,389,256
Jazz Pharmaceuticals PLC (a)	25,510	3,979,815
ResMed, Inc.	12,970	2,718,901
Tenet Healthcare Corp. (a)	31,250	1,642,500
Veeva Systems, Inc., Class A (a)	17,160	3,398,366
West Pharmaceutical Services, Inc.	14,940	4,517,408
		36,798,674
Industrials (8.6%):
Advanced Drainage Systems, Inc.	17,470	1,573,523
Axon Enterprise, Inc. (a)	13,250	1,234,502
Builders FirstSource, Inc. (a)	25,800	1,385,460
Carrier Global Corp.	42,460	1,514,124
Chart Industries, Inc. (a)	26,340	4,408,789
Evoqua Water Technologies Corp. (a)	89,960	2,924,600
Regal Rexnord Corp.	19,670	2,232,938
WillScot Mobile Mini Holdings Corp. (a)	35,890	1,163,554
		16,437,490
IT Services (4.5%):
Block, Inc. (a)	17,150	1,054,039
Gartner, Inc. (a)	13,360	3,230,849
Jack Henry & Associates, Inc.	18,470	3,324,970
Shift4 Payments, Inc., Class A (a)	30,190	998,081
		8,607,939
Materials (1.9%):
Ball Corp.	21,070	1,448,984
Sealed Air Corp.	38,430	2,218,179
		3,667,163
Real Estate (1.2%):
Extra Space Storage, Inc.	12,920	2,197,950
Semiconductors & Semiconductor Equipment (7.5%):
Enphase Energy, Inc. (a)	13,980	2,729,455
Entegris, Inc.	34,690	3,195,990
Lattice Semiconductor Corp. (a)	72,850	3,533,225
Monolithic Power Systems, Inc.	7,330	2,815,013
Teradyne, Inc.	21,550	1,929,802
		14,203,485
Software (18.9%):
AppLovin Corp., Class A (a) (b)	48,310	1,663,796
Bill.com Holdings, Inc. (a)	13,540	1,488,588
Datadog, Inc., Class A (a)	49,210	4,686,760
Dropbox, Inc., Class A (a)	149,930	3,147,031
Dynatrace, Inc. (a)	61,420	2,422,405
Five9, Inc. (a)	25,550	2,328,627
Palo Alto Networks, Inc. (a)	8,820	4,356,551
Paycom Software, Inc. (a)	10,180	2,851,622

See notes to financial statements.

16

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
RingCentral, Inc., Class A (a)	18,030	$942,248
Splunk, Inc. (a)	36,120	3,195,175
Synopsys, Inc. (a)	22,170	6,733,029
Zscaler, Inc. (a)	14,330	2,142,478
		35,958,310
Total Common Stocks (Cost $189,975,500)		187,230,502
Collateral for Securities Loaned (0.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	53,559	53,559
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	26,729	26,729
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	333,362	333,362
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	213,127	213,127
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	142,132	142,132
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	958,262	958,262
Total Collateral for Securities Loaned (Cost $1,727,171)		1,727,171
Total Investments (Cost $191,702,671) — 99.4%		188,957,673
Other assets in excess of liabilities — 0.6%		1,132,751
NET ASSETS — 100.00%		$190,090,424

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company
See notes to financial statements.

17

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (8.3%):
Alphabet, Inc., Class C (a)	8,821	$19,295,497
Consumer Discretionary (17.2%):
Amazon.com, Inc. (a)	101,500	10,780,315
Booking Holdings, Inc. (a)	2,310	4,040,167
Chipotle Mexican Grill, Inc. (a)	2,060	2,692,956
Dollar Tree, Inc. (a)	19,650	3,062,452
O'Reilly Automotive, Inc. (a)	6,650	4,201,204
Tesla, Inc. (a)	11,080	7,461,494
Tractor Supply Co.	19,350	3,750,997
Ulta Beauty, Inc. (a)	10,250	3,951,170
		39,940,755
Consumer Staples (3.8%):
Church & Dwight Co., Inc.	35,730	3,310,742
Constellation Brands, Inc., Class A	24,230	5,647,044
		8,957,786
Electronic Equipment, Instruments & Components (1.6%):
Teledyne Technologies, Inc. (a)	9,700	3,638,567
Energy (2.0%):
Diamondback Energy, Inc.	38,180	4,625,507
Financials (2.9%):
LPL Financial Holdings, Inc.	13,250	2,444,360
MSCI, Inc.	5,870	2,419,321
The Charles Schwab Corp.	28,690	1,812,634
		6,676,315
Health Care (12.5%):
Dexcom, Inc. (a)	35,200	2,623,456
Edwards Lifesciences Corp. (a)	28,880	2,746,199
Jazz Pharmaceuticals PLC (a)	35,730	5,574,237
Tenet Healthcare Corp. (a)	34,300	1,802,808
UnitedHealth Group, Inc.	8,000	4,109,040
Vertex Pharmaceuticals, Inc. (a)	30,620	8,628,410
West Pharmaceutical Services, Inc.	11,670	3,528,658
		29,012,808
Industrials (1.8%):
Deere & Co.	7,460	2,234,046
Generac Holdings, Inc. (a)	9,250	1,947,865
		4,181,911
IT Services (8.9%):
Block, Inc. (a)	29,890	1,837,039
Fidelity National Information Services, Inc.	20,100	1,842,567
Gartner, Inc. (a)	13,930	3,368,692
Snowflake, Inc., Class A (a)	15,150	2,106,759
Visa, Inc., Class A	58,537	11,525,350
		20,680,407

See notes to financial statements.

18

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Materials (1.4%):
Ball Corp.	20,400	$1,402,908
Sealed Air Corp.	31,660	1,827,415
		3,230,323
Real Estate (0.7%):
Extra Space Storage, Inc.	9,310	1,583,817
Semiconductors & Semiconductor Equipment (7.5%):
Advanced Micro Devices, Inc. (a)	37,520	2,869,154
Lam Research Corp.	9,330	3,975,980
Marvell Technology, Inc.	45,470	1,979,309
Monolithic Power Systems, Inc.	5,940	2,281,198
NVIDIA Corp.	33,260	5,041,883
Teradyne, Inc.	16,120	1,443,546
		17,591,070
Software (20.3%):
AppLovin Corp., Class A (a) (b)	36,590	1,260,160
Microsoft Corp.	123,600	31,744,188
Palo Alto Networks, Inc. (a)	9,870	4,875,188
ServiceNow, Inc. (a)	13,050	6,205,536
Synopsys, Inc. (a)	10,010	3,040,037
		47,125,109
Technology Hardware, Storage & Peripherals (10.9%):
Apple, Inc.	185,038	25,298,395
Total Common Stocks (Cost $161,120,831)		231,838,267
Collateral for Securities Loaned (0.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	39,859	39,859
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	19,891	19,891
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	248,086	248,086
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	158,608	158,608
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	105,774	105,774
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	713,133	713,133
Total Collateral for Securities Loaned (Cost $1,285,351)		1,285,351
Total Investments (Cost $162,406,182) — 100.4%		233,123,618
Liabilities in excess of other assets — (0.4)%		(760,731)
NET ASSETS — 100.00%		$232,362,887

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

See notes to financial statements.

19

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Biotechnology (22.3%):
Albireo Pharma, Inc. (a) (b)	15,750	$312,795
Alkermes PLC (a)	41,190	1,227,050
Alpha Teknova, Inc. (a)	53,170	446,628
Amicus Therapeutics, Inc. (a)	37,250	400,065
Apellis Pharmaceuticals, Inc. (a)	36,453	1,648,405
Ardelyx, Inc. (a)	202,040	119,183
BioCryst Pharmaceuticals, Inc. (a)	202,960	2,147,317
Bridgebio Pharma, Inc. (a) (b)	58,870	534,540
Cara Therapeutics, Inc. (a)	85,200	777,876
Crinetics Pharmaceuticals, Inc. (a)	71,858	1,340,152
Cytokinetics, Inc. (a)	31,040	1,219,562
DermTech, Inc. (a) (b)	85,743	475,016
Dynavax Technologies Corp. (a) (b)	54,870	690,813
Equillium, Inc. (a)	261,851	534,176
Fate Therapeutics, Inc. (a)	42,540	1,054,141
Fusion Pharmaceuticals, Inc. (a)	87,980	219,070
Halozyme Therapeutics, Inc. (a)	39,670	1,745,480
IGM Biosciences, Inc. (a) (b)	48,830	880,405
Inhibrx, Inc. (a) (b)	60,580	687,583
Iovance Biotherapeutics, Inc. (a)	107,340	1,185,034
Karuna Therapeutics, Inc. (a)	13,330	1,686,378
Kezar Life Sciences, Inc. (a)	170,416	1,409,340
Kinnate Biopharma, Inc. (a) (b)	81,630	1,029,354
Krystal Biotech, Inc. (a)	14,660	962,576
Kura Oncology, Inc. (a)	42,760	783,791
Merus NV (a) (b)	44,920	1,016,989
Mirum Pharmaceuticals, Inc. (a)	36,200	704,452
Nuvalent, Inc., Class A (a) (b)	44,220	599,623
Opthea Ltd., ADR (a) (c)	80,050	504,315
Regulus Therapeutics, Inc. (a) (b)	176,849	366,077
Relay Therapeutics, Inc. (a)	45,550	762,962
Sarepta Therapeutics, Inc. (a)	17,000	1,274,320
Shattuck Labs, Inc. (a)	130,370	529,302
SpringWorks Therapeutics, Inc. (a)	53,550	1,318,401
Vertex Pharmaceuticals, Inc. (a)	37,520	10,572,761
		41,165,932
Communication Services (6.8%):
Bandwidth, Inc., Class A (a)	36,920	694,834
Chicken Soup For The Soul Entertainment, Inc. (a) (b)	58,010	429,854
IAC/InterActiveCorp (a)	14,130	1,073,456
Match Group, Inc. (a)	36,366	2,534,347
Meta Platforms, Inc., Class A (a)	17,430	2,810,587
Snap, Inc., Class A (a)	75,270	988,295
Take-Two Interactive Software, Inc. (a)	20,600	2,524,118
Vimeo, Inc. (a)	22,137	133,265
ZoomInfo Technologies, Inc. (a)	38,520	1,280,405
		12,469,161

See notes to financial statements.

20

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (6.7%):
2U, Inc. (a)	158,470	$1,659,181
Amazon.com, Inc. (a)	62,600	6,648,746
Arco Platform Ltd., Class A (a) (b)	52,710	786,960
Booking Holdings, Inc. (a)	1,580	2,763,404
Peloton Interactive, Inc., Class A (a) (b)	51,930	476,718
		12,335,009
Financials (2.7%):
DA32 Life Science Tech Acquisition Corp., Class A (a) (c)	235,925	2,286,113
Omega Alpha SPAC, Class A (a) (b)	90,570	892,115
Panacea Acquisition Corp. II (a) (b) (c)	188,540	1,840,150
		5,018,378
Health Care Equipment & Supplies (1.9%):
CryoPort, Inc. (a)	48,463	1,501,384
West Pharmaceutical Services, Inc.	6,700	2,025,879
		3,527,263
Health Care Providers & Services (0.2%):
Science 37 Holdings, Inc. (a)	178,320	358,423
Health Care Technology (1.0%):
Veeva Systems, Inc., Class A (a)	9,260	1,833,850
Industrials (0.2%):
Enovix Corp. (a)	47,030	419,037
IT Services (4.7%):
Backblaze, Inc., Class A (a)	39,210	205,068
GoDaddy, Inc., Class A (a)	39,920	2,776,835
Shift4 Payments, Inc., Class A (a)	28,210	932,623
Visa, Inc., Class A	18,950	3,731,065
Wix.com Ltd. (a)	16,050	1,052,078
		8,697,669
Life Sciences Tools & Services (1.0%):
Absci Corp. (a) (b)	60,310	200,229
PerkinElmer, Inc.	8,310	1,181,848
Singular Genomics Systems, Inc. (a) (b)	113,280	432,730
		1,814,807
Pharmaceuticals (6.1%):
Intra-Cellular Therapies, Inc. (a)	59,250	3,381,990
Jazz Pharmaceuticals PLC (a)	28,000	4,368,280
Marinus Pharmaceuticals, Inc. (a)	73,144	354,017
PMV Pharmaceuticals, Inc. (a) (b)	32,310	460,418
Theravance Biopharma, Inc. (a)	43,570	394,744
Tricida, Inc. (a) (b)	115,340	1,116,491
Vaxcyte, Inc. (a)	50,710	1,103,450
		11,179,390

See notes to financial statements.

21

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (19.7%):
Ambarella, Inc. (a)	38,090	$2,493,371
Applied Materials, Inc.	20,920	1,903,302
Ichor Holdings Ltd. (a)	11,800	306,564
Impinj, Inc. (a) (b)	86,760	5,090,209
Lam Research Corp.	6,440	2,744,406
Lattice Semiconductor Corp. (a)	74,520	3,614,220
MACOM Technology Solutions Holdings, Inc. (a)	129,340	5,962,574
Marvell Technology, Inc.	52,300	2,276,619
MaxLinear, Inc. (a)	31,030	1,054,399
MKS Instruments, Inc.	35,380	3,631,050
Monolithic Power Systems, Inc.	9,350	3,590,774
NVIDIA Corp.	16,790	2,545,196
SiTime Corp. (a)	7,510	1,224,355
		36,437,039
Software (25.6%):
AppLovin Corp., Class A (a) (b)	46,860	1,613,858
Avaya Holdings Corp. (a)	160,940	360,506
Datadog, Inc., Class A (a)	15,090	1,437,172
Domo, Inc., Class B (a)	57,360	1,594,608
Dropbox, Inc., Class A (a)	131,480	2,759,765
Dynatrace, Inc. (a)	44,020	1,736,149
Fair Isaac Corp. (a)	6,670	2,674,003
Gitlab, Inc., Class A (a) (b)	25,560	1,358,258
Microsoft Corp.	70,470	18,098,810
Monday.com Ltd. (a) (b)	15,970	1,647,465
Paycom Software, Inc. (a)	12,370	3,465,084
RingCentral, Inc., Class A (a)	6,990	365,298
ServiceNow, Inc. (a)	11,330	5,387,642
Sprout Social, Inc., Class A (a)	21,830	1,267,668
Varonis Systems, Inc. (a)	119,540	3,504,913
		47,271,199
Software & Tech Services (0.4%):
HashiCorp., Inc., Class A (a) (b)	27,020	795,469
Total Common Stocks (Cost $161,684,636)		183,322,626
Warrants (0.0%) (d)
Health Care (0.0%):
Nuvation Bio, Inc.	45,320	12,690
Regulus Therapeutics, Inc. (a) (c) (e) (f)	132,636	—
		12,690
Total Warrants (Cost $165,796)		12,690
Collateral for Securities Loaned (8.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (g)	497,146	497,146
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (g)	248,100	248,100

See notes to financial statements.

22

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund I Shares, 1.46% (g)	3,094,313	$3,094,313
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (g)	1,978,276	1,978,276
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (g)	1,319,287	1,319,287
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (g)	8,894,716	8,894,716
Total Collateral for Securities Loaned (Cost $16,031,838)		16,031,838
Total Investments (Cost $177,882,270) — 108.0%		199,367,154
Liabilities in excess of other assets — (8.0)%		(14,725,069)
NET ASSETS — 100.00%		$184,642,085

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 2.5% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Restricted security that is not registered under the Securities Act of 1933.

(f)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$165,796

(g)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

23

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Consumer Discretionary (7.2%):
Acushnet Holdings Corp. (a)	38,660	$1,611,349
YETI Holdings, Inc. (b)	29,020	1,255,695
		2,867,044
Consumer Staples (5.2%):
e.l.f. Beauty, Inc. (b)	36,090	1,107,241
The Simply Good Foods Co. (b)	25,690	970,312
		2,077,553
Financials (11.6%):
Customers Bancorp, Inc. (b)	23,050	781,395
Green Dot Corp., Class A (b)	44,250	1,111,117
PRA Group, Inc. (b)	29,850	1,085,346
Trupanion, Inc. (a) (b)	26,750	1,611,955
		4,589,813
Health Care (14.4%):
Apellis Pharmaceuticals, Inc. (b)	12,600	569,772
BioCryst Pharmaceuticals, Inc. (b)	51,140	541,061
CryoPort, Inc. (b)	16,300	504,974
Fate Therapeutics, Inc. (b)	15,550	385,329
Halozyme Therapeutics, Inc. (b)	17,750	781,000
Inspire Medical Systems, Inc. (b)	3,630	663,092
Intra-Cellular Therapies, Inc. (b)	14,530	829,372
Karuna Therapeutics, Inc. (b)	5,600	708,456
Shockwave Medical, Inc. (b)	3,780	722,623
		5,705,679
Industrials (24.9%):
Ameresco, Inc., Class A (b)	11,960	544,897
Axon Enterprise, Inc. (b)	9,810	913,998
Bloom Energy Corp., Class A (b)	31,650	522,225
CBIZ, Inc. (b)	31,990	1,278,320
ChargePoint Holdings, Inc. (a) (b)	26,220	358,952
Chart Industries, Inc. (b)	12,960	2,169,245
Evoqua Water Technologies Corp. (b)	82,260	2,674,273
Kornit Digital Ltd. (b)	13,950	442,215
Zurn Water Solutions Corp.	35,670	971,651
		9,875,776
IT Services (16.6%):
DigitalOcean Holdings, Inc. (a) (b)	8,710	360,245
Evo Payments, Inc., Class A (b)	21,950	516,264
Flywire Corp. (b)	68,920	1,215,060
Marqeta, Inc., Class A (b)	123,170	998,909
Paya Holdings, Inc. (b)	130,810	859,422
Paymentus Holdings, Inc., Class A (a) (b)	63,330	846,722
Shift4 Payments, Inc., Class A (b)	54,390	1,798,133
		6,594,755

See notes to financial statements.

24

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Materials (2.7%):
Livent Corp. (b)	47,180	$1,070,514
Semiconductors & Semiconductor Equipment (7.9%):
Impinj, Inc. (a) (b)	21,400	1,255,538
MACOM Technology Solutions Holdings, Inc. (b)	27,920	1,287,112
SiTime Corp. (b)	3,750	611,363
		3,154,013
Software (6.8%):
ACI Worldwide, Inc. (b)	59,780	1,547,704
Q2 Holdings, Inc. (b)	20,450	788,756
Varonis Systems, Inc. (b)	12,780	374,710
		2,711,170
Total Common Stocks (Cost $44,704,019)		38,646,317
Collateral for Securities Loaned (7.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	93,131	93,131
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	46,477	46,477
HSBC U.S. Government Money Market Fund I Shares, 1.46% (c)	579,660	579,660
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	370,592	370,592
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	247,143	247,143
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	1,666,254	1,666,254
Total Collateral for Securities Loaned (Cost $3,003,257)		3,003,257
Total Investments (Cost $47,707,276) — 104.9%		41,649,574
Liabilities in excess of other assets — (4.9)%		(1,929,460)
NET ASSETS — 100.00%		$39,720,114

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on June 30, 2022.

See notes to financial statements.

25

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Assets:
Investments, at value (Cost $1,147,160,667, $121,312,946 and $191,702,671)	$1,100,975,937 (a)	$113,328,653	$188,957,673 (b)
Cash	22,722,543	2,785,203	4,997,003
Receivables:
Interest and dividends	92,633	4,674	21,840
Capital shares issued	1,079,027	22,289	19,149
Investments sold	24,542,649	3,312,427	2,423,329
From Adviser	109,011	32,595	69,306
Prepaid expenses	47,907	33,341	38,537
Total Assets	1,149,569,707	119,519,182	196,526,837
Liabilities:
Payables:
Collateral received on loaned securities	56,345,523	—	1,727,171
Investments purchased	16,477,369	1,297,101	3,361,329
Capital shares redeemed	6,394,425	75,197	1,042,470
Accrued expenses and other payables:
Investment advisory fees	872,446	101,713	144,049
Administration fees	50,492	5,518	9,292
Custodian fees	30,435	1,779	4,540
Transfer agent fees	428,858	47,422	102,866
Compliance fees	660	72	131
Trustees' fees	668	—	—
12b-1 fees	38,985	9,509	7,923
Other accrued expenses	96,043	13,824	36,642
Total Liabilities	80,735,904	1,552,135	6,436,413
Net Assets:
Capital	1,359,922,452	104,835,831	209,543,201
Total accumulated earnings/(loss)	(291,088,649)	13,131,216	(19,452,777)
Net Assets	$1,068,833,803	$117,967,047	$190,090,424
Net Assets
Class A	$349,573,623	$75,269,801	$52,410,575
Class C	6,070,734	4,069,057	5,785,257
Class R	2,912,974	360,317	386,925
Class R6	272,997,889	665,455	5,115,996
Class Y	437,278,583	37,602,417	125,299,198
Member Class	—	—	1,092,473
Total	$1,068,833,803	$117,967,047	$190,090,424
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	7,534,855	3,608,596	3,214,092
Class C	170,308	295,487	456,397
Class R	72,862	25,012	27,752
Class R6	5,456,666	28,714	293,121
Class Y	8,784,959	1,636,611	7,191,273
Member Class	—	—	66,751
Total	22,019,650	5,594,420	11,249,386
Net asset value, offering (except Class A) and redemption price per share:
Class A	$46.39	$20.86	$16.31
Class C (c)	35.65	13.77	12.68
Class R	39.98	14.41	13.94
Class R6	50.03	23.18	17.45
Class Y	49.78	22.98	17.42
Member Class	—	—	16.37
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$49.22	$22.13	$17.31

(a)  Includes $53,491,274 of securities on loan.

(b)  Includes $1,632,835 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

26

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS Growth Fund		Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Assets:
Investments, at value (Cost $162,406,182, $177,882,270 and $47,707,276)	$233,123,618	(a)	$199,367,154 (b)	$41,649,574 (c)
Cash	1,737,458		2,114,015	1,040,324
Receivables:
Interest and dividends	27,930		35,308	1,991
Capital shares issued	3,656		33,050	1,381
Investments sold	3,302,848		1,238,592	225,704
From Adviser	45,932		7,449	7,941
Prepaid expenses	21,142		26,466	32,767
Total Assets	238,262,584		202,822,034	42,959,682
Liabilities:
Payables:
Collateral received on loaned securities	1,285,351		16,031,838	3,003,257
Investments purchased	4,270,328		1,787,901	178,512
Capital shares redeemed	97,226		67,959	3,518
Accrued expenses and other payables:
Investment advisory fees	148,365		155,601	25,102
Administration fees	10,695		8,467	1,809
Custodian fees	2,611		6,948	790
Transfer agent fees	48,671		82,006	15,957
Compliance fees	147		111	24
12b-1 fees	22,191		16,821	3,931
Other accrued expenses	14,112		22,297	6,668
Total Liabilities	5,899,697		18,179,949	3,239,568
Net Assets:
Capital	165,218,119		187,322,904	61,427,210
Total accumulated earnings/(loss)	67,144,768		(2,680,819)	(21,707,096)
Net Assets	$232,362,887		$184,642,085	$39,720,114
Net Assets
Class A	$209,882,837		$141,315,337	$34,914,419
Class C	905,537		5,389,912	172,790
Class R	386,911		588,630	1,498,950
Class Y	21,187,602		37,348,206	1,930,490
Member Class	—		—	1,203,465
Total	$232,362,887		$184,642,085	$39,720,114
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	11,391,793		8,570,396	4,262,696
Class C	64,716		477,383	20,905
Class R	24,251		45,175	290,329
Class Y	1,083,876		2,036,152	224,238
Member Class	—		—	146,524
Total	12,564,636		11,129,106	4,944,692
Net asset value, offering (except Class A) and redemption price per share:
Class A	$18.42		$16.49	$8.19
Class C (d)	13.99		11.29	8.27
Class R	15.95		13.03	5.16
Class Y	19.55		18.34	8.61
Member Class	—		—	8.21
Maximum Sales Charge — Class A	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$19.54		$17.50	$8.69

(a)  Includes $1,215,147 of securities on loan.

(b)  Includes $15,510,403 of securities on loan.

(c)  Includes $2,916,343 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

27

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividends	$2,522,403	$256,240	$515,018
Interest	7,403	581	2,022
Securities lending (net of fees)	43,376	538	3,638
Total Income	2,573,182	257,359	520,678
Expenses:
Investment advisory fees	7,142,077	753,862	1,102,582
Administration fees	406,093	40,725	70,072
Sub-Administration fees	8,428	8,428	8,428
12b-1 fees — Class A	572,117	115,095	82,830
12b-1 fees — Class C	39,177	30,415	41,715
12b-1 fees — Class R	9,029	1,087	1,151
Custodian fees	54,007	4,697	8,974
Transfer agent fees — Class A	380,996	62,936	53,361
Transfer agent fees — Class C	6,137	5,662	4,632
Transfer agent fees — Class R	4,379	489	405
Transfer agent fees — Class R6	15,715	107	380
Transfer agent fees — Class Y	468,843	28,830	150,747
Transfer agent fees — Member Class	—	—	777
Trustees' fees	52,456	5,581	9,749
Compliance fees	6,019	578	1,039
Legal and audit fees	45,327	7,891	10,970
State registration and filing fees	50,985	29,408	41,331
Line of credit fees	—	—	7,431
Interfund lending fees	4,922	—	618
Other expenses	98,176	14,662	32,534
Recoupment of prior expenses waived/reimbursed by Adviser	143	105	101
Total Expenses	9,365,026	1,110,558	1,629,827
Expenses waived/reimbursed by Adviser	(359,869)	(101,407)	(261,278)
Net Expenses	9,005,157	1,009,151	1,368,549
Net Investment Income (Loss)	(6,431,975)	(751,792)	(847,871)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(244,848,803)	(7,417,928)	(10,515,439)
Net change in unrealized appreciation/depreciation on investment securities	(488,834,584)	(54,899,049)	(104,113,665)
Net realized/unrealized gains (losses) on investments	(733,683,387)	(62,316,977)	(114,629,104)
Change in net assets resulting from operations	$(740,115,362)	$(63,068,769)	$(115,476,975)

See notes to financial statements.

28

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividends	$738,798	$219,298	$20,538
Interest	1,334	2,723	267
Securities lending (net of fees)	708	99,104	5,124
Total Income	740,840	321,125	25,929
Expenses:
Investment advisory fees	1,044,222	1,195,252	186,150
Administration fees	75,220	64,568	13,408
Sub-Administration fees	8,155	8,428	6,703
12b-1 fees — Class A	312,850	224,042	54,831
12b-1 fees — Class C	6,090	36,650	1,226
12b-1 fees — Class R	1,098	1,816	4,949
Custodian fees	7,149	10,581	2,349
Transfer agent fees — Class A	108,821	120,342	26,256
Transfer agent fees — Class C	880	6,175	309
Transfer agent fees — Class R	503	1,151	2,619
Transfer agent fees — Class Y	10,840	40,560	743
Transfer agent fees — Member Class	—	—	1,854
Trustees' fees	9,236	8,739	2,339
Compliance fees	1,041	941	192
Legal and audit fees	11,541	10,308	5,058
State registration and filing fees	21,689	28,637	32,647
Other expenses	13,572	12,404	7,597
Recoupment of prior expenses waived/reimbursed by Adviser	290	391	227
Total Expenses	1,633,197	1,770,985	349,457
Expenses waived/reimbursed by Adviser	(134,294)	(30,405)	(22,509)
Net Expenses	1,498,903	1,740,580	326,948
Net Investment Income (Loss)	(758,063)	(1,419,455)	(301,019)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(5,578,437)	(23,989,002)	(18,691,046)
Net change in unrealized appreciation/depreciation on investment securities	(93,846,979)	(114,414,143)	(6,713,477)
Net realized/unrealized gains (losses) on investments	(99,425,416)	(138,403,145)	(25,404,523)
Change in net assets resulting from operations	$(100,183,479)	$(139,822,600)	$(25,705,542)

See notes to financial statements.

29

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$(6,431,975)	$(29,372,395)	$(751,792)	$(2,675,366)	$(847,871)	$(4,087,360)
Net realized gains (losses) from investments	(244,848,803)	337,188,044	(7,417,928)	49,019,375	(10,515,439)	141,961,315
Net change in unrealized appreciation/ depreciation on investments	(488,834,584)	(616,704,361)	(54,899,049)	(30,101,172)	(104,113,665)	(112,254,382)
Change in net assets resulting from operations	(740,115,362)	(308,888,712)	(63,068,769)	16,242,837	(115,476,975)	25,619,573
Distributions to Shareholders:
Class A	—	(93,199,400)	—	(26,927,629)	—	(26,057,513)
Class C	—	(2,137,568)	—	(3,086,031)	—	(4,637,294)
Class R	—	(815,659)	—	(117,749)	—	(194,304)
Class R6	—	(88,002,280)	—	(257,285)	—	(6,204,984)
Class Y	—	(137,845,800)	—	(15,262,714)	—	(88,979,683)
Member Class	—	—	—	—	—	(223,742)
Change in net assets resulting from distributions to shareholders	—	(322,000,707)	—	(45,651,408)	—	(126,297,520)
Change in net assets resulting from capital transactions	(438,582,718)	(58,863,607)	(17,647,133)	(5,812,343)	(65,222,252)	(133,837,034)
Change in net assets	(1,178,698,080)	(689,753,026)	(80,715,902)	(35,220,914)	(180,699,227)	(234,514,981)
Net Assets:
Beginning of period	2,247,531,883	2,937,284,909	198,682,949	233,903,863	370,789,651	605,304,632
End of period	$1,068,833,803	$2,247,531,883	$117,967,047	$198,682,949	$190,090,424	$370,789,651

  (continues on next page)

See notes to financial statements.

30

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$23,241,312	$89,844,368	$4,260,033	$17,921,964	$2,362,709	$6,325,210
Distributions reinvested	—	89,403,944	—	25,918,091	—	24,440,661
Cost of shares redeemed	(84,184,140)	(186,733,595)	(7,630,547)	(22,842,642)	(9,097,134)	(13,937,984)
Total Class A	$(60,942,828)	$(7,485,283)	$(3,370,514)	$20,997,413	$(6,734,425)	$16,827,887
Class C
Proceeds from shares issued	$464,373	$2,244,719	$80,717	$306,365	$25,181	$259,376
Distributions reinvested	—	2,073,757	—	3,077,902	—	4,489,037
Cost of shares redeemed	(1,900,739)	(9,438,427)	(3,188,289)	(15,624,585)	(2,581,354)	(6,018,465)
Total Class C	$(1,436,366)	$(5,119,951)	$(3,107,572)	$(12,240,318)	$(2,556,173)	$(1,270,052)
Class R
Proceeds from shares issued	$448,155	$2,591,119	$183,599	$57,546	$17,619	$38,547
Distributions reinvested	—	815,659	—	102,008	—	194,304
Cost of shares redeemed	(836,182)	(5,227,473)	(44,858)	(172,852)	(39,351)	(49,826)
Total Class R	$(388,027)	$(1,820,695)	$138,741	$(13,298)	$(21,732)	$183,025
Class R6
Proceeds from shares issued	$74,931,308	$253,929,075	$28,938	$694,851	$563,827	$6,226,411
Distributions reinvested	—	58,606,415	—	203,176	—	2,271,808
Cost of shares redeemed	(233,063,899)	(210,549,047)	(225,628)	(204,355)	(11,033,168)	(11,402,846)
Total Class R6	$(158,132,591)	$101,986,443	$(196,690)	$693,672	$(10,469,341)	$(2,904,627)
Class Y
Proceeds from shares issued	$84,048,779	$289,808,108	$2,258,910	$8,159,436	$18,086,889	$46,902,971
Distributions reinvested	—	125,873,133	—	14,112,648	—	86,573,237
Cost of shares redeemed	(301,731,685)	(562,105,362)	(13,370,008)	(37,521,896)	(64,101,670)	(281,200,740)
Total Class Y	$(217,682,906)	$(146,424,121)	$(11,111,098)	$(15,249,812)	$(46,014,781)	$(147,724,532)
Member Class
Proceeds from shares issued	$—	$—	$—	$—	$786,952	$1,578,737
Distributions reinvested	—	—	—	—	—	223,742
Cost of shares redeemed	—	—	—	—	(212,752)	(751,214)
Total Member Class	$—	$—	$—	$—	$574,200	$1,051,265
Change in net assets resulting from capital transactions	$(438,582,718)	$(58,863,607)	$(17,647,133)	$(5,812,343)	$(65,222,252)	$(133,837,034)

  (continues on next page)

See notes to financial statements.

31

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	407,517	936,234	167,627	466,310	120,671	197,364
Reinvested	—	1,268,501	—	872,076	—	980,063
Redeemed	(1,474,491)	(2,017,589)	(298,027)	(610,699)	(462,654)	(442,275)
Total Class A	(1,066,974)	187,146	(130,400)	727,687	(341,983)	735,152
Class C
Issued	10,571	29,248	4,842	10,395	1,547	11,496
Reinvested	—	38,142	—	156,239	—	226,635
Redeemed	(40,531)	(124,132)	(183,502)	(527,470)	(168,488)	(232,518)
Total Class C	(29,960)	(56,742)	(178,660)	(360,836)	(166,941)	5,613
Class R
Issued	9,198	30,001	8,730	2,155	1,135	1,297
Reinvested	—	13,371	—	4,957	—	9,044
Redeemed	(15,796)	(62,252)	(2,562)	(5,456)	(2,122)	(1,602)
Total Class R	(6,598)	(18,880)	6,168	1,656	(987)	8,739
Class R6
Issued	1,253,727	2,569,766	1,068	16,988	26,021	187,579
Reinvested	—	772,458	—	6,164	—	85,017
Redeemed	(3,497,039)	(2,189,573)	(7,806)	(4,924)	(478,476)	(333,844)
Total Class R6	(2,243,312)	1,152,651	(6,738)	18,228	(452,455)	(61,248)
Class Y
Issued	1,342,369	2,889,358	79,911	196,234	839,160	1,505,331
Reinvested	—	1,666,973	—	431,711	—	3,196,451
Redeemed	(5,035,409)	(5,767,523)	(482,054)	(876,979)	(3,083,211)	(8,783,601)
Total Class Y	(3,693,040)	(1,211,192)	(402,143)	(249,034)	(2,244,051)	(4,081,819)
Member Class
Issued	—	—	—	—	39,375	48,341
Reinvested	—	—	—	—	—	9,137
Redeemed	—	—	—	—	(11,142)	(22,262)
Total Member Class	—	—	—	—	28,233	35,216
Change in Shares	(7,039,884)	52,983	(711,773)	137,701	(3,178,184)	(3,358,347)

See notes to financial statements.

32

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$(758,063)	$(2,257,413)	$(1,419,455)	$(5,282,484)	$(301,019)	$(949,053)
Net realized gains (losses) from investments	(5,578,437)	34,175,683	(23,989,002)	62,995,967	(18,691,046)	12,976,234
Net change in unrealized appreciation/ depreciation on investments	(93,846,979)	27,407,434	(114,414,143)	(94,329,136)	(6,713,477)	(17,969,992)
Change in net assets resulting from operations	(100,183,479)	59,325,704	(139,822,600)	(36,615,653)	(25,705,542)	(5,942,811)
Distributions to Shareholders:
Class A	—	(25,870,624)	—	(34,393,562)	—	(11,807,040)
Class C	—	(185,893)	—	(2,079,381)	—	(74,046)
Class R	—	(49,973)	—	(176,750)	—	(801,530)
Class Y	—	(2,769,379)	—	(10,284,801)	—	(754,635)
Member Class	—	—	—	—	—	(248,472)
Change in net assets resulting from distributions to shareholders	—	(28,875,869)	—	(46,934,494)	—	(13,685,723)
Change in net assets resulting from capital transactions	(12,163,681)	5,846,536	(19,362,150)	(22,173,579)	(3,091,147)	3,027,200
Change in net assets	(112,347,160)	36,296,371	(159,184,750)	(105,723,726)	(28,796,689)	(16,601,334)
Net Assets:
Beginning of period	344,710,047	308,413,676	343,826,835	449,550,561	68,516,803	85,118,137
End of period	$232,362,887	$344,710,047	$184,642,085	$343,826,835	$39,720,114	$68,516,803

(continues on next page)
See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$3,211,991	$8,581,742	$9,636,564	$39,004,944	$901,110	$6,230,569
Distributions reinvested	—	25,028,143	—	32,658,932	—	11,648,399
Cost of shares redeemed	(12,033,703)	(26,382,488)	(14,658,082)	(80,772,344)	(3,934,895)	(16,789,674)
Total Class A	$(8,821,712)	$7,227,397	$(5,021,518)	$(9,108,468)	$(3,033,785)	$1,089,294
Class C
Proceeds from shares issued	$34,620	$35,326	$311,954	$1,707,463	$—	$287,897
Distributions reinvested	—	185,474	—	2,077,315	—	74,046
Cost of shares redeemed	(397,009)	(2,443,080)	(1,717,330)	(7,751,009)	(74,403)	(383,060)
Total Class C	$(362,389)	$(2,222,280)	$(1,405,376)	$(3,966,231)	$(74,403)	$(21,117)
Class R
Proceeds from shares issued	$53,376	$44,677	$92,886	$339,728	$52,812	$135,914
Distributions reinvested	—	49,973	—	176,750	—	801,530
Cost of shares redeemed	(46,237)	(6,705)	(156,908)	(401,462)	(467,893)	(247,781)
Total Class R	$7,139	$87,945	$(64,022)	$115,016	$(415,081)	$689,663
Class Y
Proceeds from shares issued	$1,058,582	$4,167,842	$5,955,830	$23,988,683	$393,148	$1,018,845
Distributions reinvested	—	2,657,237	—	9,629,680	—	752,967
Cost of shares redeemed	(4,045,301)	(6,071,605)	(18,827,064)	(42,832,259)	(413,218)	(2,043,606)
Total Class Y	$(2,986,719)	$753,474	$(12,871,234)	$(9,213,896)	$(20,070)	$(271,794)
Member Class
Proceeds from shares issued	$—	$—	$—	$—	$548,551	$3,375,015
Distributions reinvested	—	—	—	—	—	248,472
Cost of shares redeemed	—	—	—	—	(96,359)	(2,082,333)
Total Member Class	$—	$—	$—	$—	$452,192	$1,541,154
Change in net assets resulting from capital transactions	$(12,163,681)	$5,846,536	$(19,362,150)	$(22,173,579)	$(3,091,147)	$3,027,200

(continues on next page)

See notes to financial statements.

34

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	150,636	331,479	442,179	1,081,400	85,933	357,336
Reinvested	—	986,288	—	1,203,351	—	919,369
Redeemed	(564,882)	(1,018,990)	(710,511)	(2,265,845)	(380,080)	(971,778)
Total Class A	(414,246)	298,777	(268,332)	18,906	(294,147)	304,927
Class C
Issued	1,979	1,742	22,356	63,027	—	14,861
Reinvested	—	9,590	—	111,205	—	5,771
Redeemed	(24,174)	(122,847)	(118,207)	(287,361)	(7,246)	(20,482)
Total Class C	(22,195)	(111,515)	(95,851)	(113,129)	(7,246)	150
Class R
Issued	2,870	1,987	6,267	11,369	8,371	11,074
Reinvested	—	2,268	—	8,213	—	100,191
Redeemed	(2,507)	(287)	(9,605)	(13,534)	(68,512)	(20,803)
Total Class R	363	3,968	(3,338)	6,048	(60,141)	90,462
Class Y
Issued	45,146	159,034	266,635	604,120	40,808	56,893
Reinvested	—	98,559	—	319,286	—	56,614
Redeemed	(180,377)	(227,354)	(805,417)	(1,098,885)	(37,902)	(129,973)
Total Class Y	(135,231)	30,239	(538,782)	(175,479)	2,906	(16,466)
Member Class
Issued	—	—	—	—	53,121	188,543
Reinvested	—	—	—	—	—	19,580
Redeemed	—	—	—	—	(11,037)	(115,794)
Total Member Class	—	—	—	—	42,084	92,329
Change in Shares	(571,309)	221,469	(906,303)	(263,654)	(316,544)	471,402

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)(c)
Victory RS Small Cap Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$73.73	(0.30)	(27.04)	(27.34)	—	—	$46.39	(37.08)%
Year Ended December 31: 2021	$97.45	(1.20)	(10.15)	(11.35)	(12.37)	(12.37)	$73.73	(11.06)%
2020	$77.19	(0.97)	30.04	29.07	(8.81)	(8.81)	$97.45	37.84%
2019	$61.11	(0.80)	23.84	23.04	(6.96)	(6.96)	$77.19	37.91%
2018	$80.96	(0.83)	(6.54)	(7.37)	(12.48)	(12.48)	$61.11	(8.97)%
2017	$65.31	(0.75)	24.13	23.38	(7.73)	(7.73)	$80.96	36.86%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$56.86	(0.40)	(20.81)	(21.21)	—	—	$35.65	(37.30)%
Year Ended December 31: 2021	$79.07	(1.55)	(8.29)	(9.84)	(12.37)	(12.37)	$56.86	(11.73)%
2020	$64.34	(1.30)	24.84	23.54	(8.81)	(8.81)	$79.07	36.78%
2019	$52.19	(1.17)	20.28	19.11	(6.96)	(6.96)	$64.34	36.88%
2018	$71.70	(1.31)	(5.72)	(7.03)	(12.48)	(12.48)	$52.19	(9.66)%
2017	$58.97	(1.18)	21.64	20.46	(7.73)	(7.73)	$71.70	35.84%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$63.68	(0.37)	(23.33)	(23.70)	—	—	$39.98	(37.22)%
Year Ended December 31: 2021	$86.56	(1.45)	(9.06)	(10.51)	(12.37)	(12.37)	$63.68	(11.53)%
2020	$69.61	(1.20)	26.96	25.76	(8.81)	(8.81)	$86.56	37.20%
2019	$55.87	(1.05)	21.75	20.70	(6.96)	(6.96)	$69.61	37.28%
2018	$75.55	(1.15)	(6.05)	(7.20)	(12.48)	(12.48)	$55.87	(9.39)%
2017	$61.63	(1.04)	22.69	21.65	(7.73)	(7.73)	$75.55	36.24%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(d)  Annualized for periods less than one year.

(e)  Does not include acquire fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(f)
Victory RS Small Cap Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	1.40%	(1.05)%	1.47%	$349,574	53%
Year Ended December 31: 2021	1.40%	(1.27)%	1.42%	$634,204	92%
2020	1.40%	(1.20)%	1.43%	$820,006	72%
2019	1.40%	(1.06)%	1.44%	$687,425	100%
2018	1.40%	(0.94)%	1.45%	$499,350	86%
2017	1.40%	(1.00)%	1.44%	$575,227	107%
Class C
Six Months Ended June 30, 2022 (Unaudited)	2.16%	(1.82)%	2.32%	$6,071	53%
Year Ended December 31: 2021	2.16%	(2.03)%	2.16%	$11,387	92%
2020	2.16%	(1.96)%	2.26%	$20,323	72%
2019	2.16%	(1.82)%	2.27%	$18,581	100%
2018	2.16%	(1.71)%	2.26%	$13,602	86%
2017	2.16%	(1.75)%	2.23%	$13,633	107%
Class R
Six Months Ended June 30, 2022 (Unaudited)	1.86%	(1.51)%	2.03%	$2,913	53%
Year Ended December 31: 2021	1.86%	(1.73)%	1.86%	$5,060	92%
2020	1.86%	(1.66)%	1.97%	$8,513	72%
2019	1.86%	(1.52)%	1.93%	$8,012	100%
2018	1.86%	(1.40)%	1.87%	$7,285	86%
2017	1.86%	(1.46)%	1.94%	$7,698	107%

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)
Victory RS Small Cap Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$79.37	(0.22)	(29.12)	(29.34)	—	—	$50.03	(36.97)%
Year Ended December 31:
2021	$103.42	(0.91)	(10.77)	(11.68)	(12.37)	(12.37)	$79.37	(10.74)%
2020	$81.24	(0.73)	31.72	30.99	(8.81)	(8.81)	$103.42	38.32%
2019	$63.83	(0.58)	24.95	24.37	(6.96)	(6.96)	$81.24	38.38%
2018	$83.67	(0.58)	(6.78)	(7.36)	(12.48)	(12.48)	$63.83	(8.66)%
July 12, 2017 (g) through December 31, 2017	$79.23	(0.41)	12.58	12.17	(7.73)	(7.73)	$83.67	16.23%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$79.00	(0.24)	(28.98)	(29.22)	—	—	$49.78	(36.99)%
Year Ended December 31: 2021	$103.10	(1.00)	(10.73)	(11.73)	(12.37)	(12.37)	$79.00	(10.82)%
2020	$81.06	(0.79)	31.64	30.85	(8.81)	(8.81)	$103.10	38.21%
2019	$63.75	(0.62)	24.89	24.27	(6.96)	(6.96)	$81.06	38.29%
2018	$83.64	(0.61)	(6.80)	(7.41)	(12.48)	(12.48)	$63.75	(8.72)%
2017	$67.08	(0.53)	24.82	24.29	(7.73)	(7.73)	$83.64	37.23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(d)  Annualized for periods less than one year.

(e)  Does not include acquire fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Commencement of operations.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(f)
Victory RS Small Cap Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	1.06%	(0.72)%	1.06%	$272,998	53%
Year Ended December 31:
2021	1.04%	(0.91)%	1.04%	$611,157	92%
2020	1.06%	(0.86)%	1.06%	$677,128	72%
2019	1.06%	(0.72)%	1.06%	$441,471	100%
2018	1.06%	(0.64)%	1.10%	$113,288	86%
July 12, 2017 (g) through December 31, 2017	1.06%	(1.03)%	1.41%	$25,551	107%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	1.13%	(0.79)%	1.19%	$437,279	53%
Year Ended December 31: 2021	1.13%	(1.00)%	1.14%	$985,724	92%
2020	1.13%	(0.93)%	1.15%	$1,411,316	72%
2019	1.13%	(0.79)%	1.15%	$1,131,648	100%
2018	1.13%	(0.67)%	1.15%	$967,112	86%
2017	1.13%	(0.68)%	1.17%	$1,081,427	107%

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Select Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$31.30	(0.13)	(10.31)	(10.44)	—	—	$20.86	(33.35)%
Year Ended December 31: 2021	$38.19	(0.49)	2.64	2.15	(9.04)	(9.04)	$31.30	6.89%
2020	$33.81	(0.40)	11.43	11.03	(6.65)	(6.65)	$38.19	33.22%
2019	$28.96	(0.37)	9.68	9.31	(4.46)	(4.46)	$33.81	32.29%
2018	$46.03	(0.42)	(3.12)	(3.54)	(13.53)	(13.53)	$28.96	(7.23)%
2017	$45.04	(0.43)	8.16	7.73	(6.74)	(6.74)	$46.03	17.10%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$20.74	(0.16)	(6.81)	(6.97)	—	—	$13.77	(33.61)%
Year Ended December 31: 2021	$28.54	(0.59)	1.83	1.24	(9.04)	(9.04)	$20.74	6.02%
2020	$26.77	(0.53)	8.95	8.42	(6.65)	(6.65)	$28.54	32.20%
2019	$23.82	(0.53)	7.94	7.41	(4.46)	(4.46)	$26.77	31.28%
2018	$40.80	(0.70)	(2.75)	(3.45)	(13.53)	(13.53)	$23.82	(7.98)%
2017	$40.89	(0.73)	7.38	6.65	(6.74)	(6.74)	$40.80	16.19%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$21.67	(0.14)	(7.12)	(7.26)	—	—	$14.41	(33.50)%
Year Ended December 31: 2021	$29.34	(0.53)	1.90	1.37	(9.04)	(9.04)	$21.67	6.31%
2020	$27.30	(0.46)	9.15	8.69	(6.65)	(6.65)	$29.34	32.57%
2019	$24.16	(0.45)	8.05	7.60	(4.46)	(4.46)	$27.30	31.63%
2018	$41.06	(0.59)	(2.78)	(3.37)	(13.53)	(13.53)	$24.16	(7.70)%
2017	$41.00	(0.61)	7.41	6.80	(6.74)	(6.74)	$41.06	16.51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Select Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	1.40%	(1.05)%	1.52%	$75,270	69%
Year Ended December 31: 2021	1.40%	(1.21)%	1.48%	$117,017	75%
2020	1.40%	(1.14)%	1.49%	$115,014	73%
2019	1.40%	(1.06)%	1.52%	$97,337	74%
2018	1.40%	(0.86)%	1.50%	$94,393	79%
2017	1.40%	(0.88)%	1.49%	$147,531	69%
Class C
Six Months Ended June 30, 2022 (Unaudited)	2.18%	(1.86)%	2.44%	$4,069	69%
Year Ended December 31: 2021	2.18%	(1.99)%	2.24%	$9,835	75%
2020	2.18%	(1.92)%	2.29%	$23,831	73%
2019	2.18%	(1.84)%	2.30%	$26,988	74%
2018	2.18%	(1.64)%	2.25%	$31,754	79%
2017	2.18%	(1.66)%	2.24%	$51,208	69%
Class R
Six Months Ended June 30, 2022 (Unaudited)	1.91%	(1.56)%	3.70%	$360	69%
Year Ended December 31: 2021	1.91%	(1.72)%	2.18%	$408	75%
2020	1.91%	(1.64)%	5.35%	$504	73%
2019	1.91%	(1.57)%	4.35%	$604	74%
2018	1.91%	(1.38)%	3.60%	$701	79%
2017	1.91%	(1.39)%	2.90%	$1,014	69%

(continues on next page)

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Victory RS Select Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$34.71	(0.10)	(11.43)	(11.53)	—	—	$23.18	(33.22)%
Year December 31: 2021	$41.25	(0.38)	2.88	2.50	(9.04)	(9.04)	$34.71	7.23%
2020	$35.99	(0.31)	12.22	11.91	(6.65)	(6.65)	$41.25	33.65%
2019	$30.50	(0.27)	10.22	9.95	(4.46)	(4.46)	$35.99	32.76%
2018	$47.53	(0.29)	(3.21)	(3.50)	(13.53)	(13.53)	$30.50	(6.92)%
2017	$46.16	(0.28)	8.39	8.11	(6.74)	(6.74)	$47.53	17.48%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$34.43	(0.11)	(11.34)	(11.45)	—	—	$22.98	(33.26)%
Year Ended December 31: 2021	$41.02	(0.41)	2.86	2.45	(9.04)	(9.04)	$34.43	7.15%
2020	$35.84	(0.33)	12.16	11.83	(6.65)	(6.65)	$41.02	33.57%
2019	$30.41	(0.29)	10.18	9.89	(4.46)	(4.46)	$35.84	32.66%
2018	$47.47	(0.30)	(3.23)	(3.53)	(13.53)	(13.53)	$30.41	(7.02)%
2017	$46.15	(0.31)	8.37	8.06	(6.74)	(6.74)	$47.47	17.40%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Select Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	1.06%	(0.73)%	2.39%	$665	69%
Year December 31: 2021	1.06%	(0.88)%	1.83%	$1,231	75%
2020	1.06%	(0.80)%	4.52%	$710	73%
2019	1.06%	(0.72)%	5.46%	$302	74%
2018	1.06%	(0.59)%	6.33%	$239	79%
2017	1.06%	(0.55)%	27.47%	$151	69%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	1.14%	(0.80)%	1.25%	$37,602	69%
Year Ended December 31: 2021	1.14%	(0.95)%	1.21%	$70,192	75%
2020	1.14%	(0.88)%	1.24%	$93,844	73%
2019	1.14%	(0.80)%	1.23%	$94,933	74%
2018	1.14%	(0.59)%	1.21%	$120,696	79%
2017	1.14%	(0.62)%	1.20%	$244,689	69%

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$24.76	(0.08)	(8.37)	(8.45)	—	—
Year Ended December 31:
2021	$32.99	(0.33)	1.60	1.27	(9.50)	—
2020	$25.56	(0.20)	8.98	8.78	(1.35)	—
2019	$19.96	(0.17)	5.77	5.60	—	—
2018	$25.77	(0.14)	(1.79)	(1.93)	(3.00)	(0.88)
2017	$21.32	(0.10)	4.55	4.45	—	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$19.34	(0.13)	(6.53)	(6.66)	—	—
Year Ended December 31:
2021	$28.05	(0.52)	1.31	0.79	(9.50)	—
2020	$22.08	(0.38)	7.70	7.32	(1.35)	—
2019	$17.40	(0.34)	5.02	4.68	—	—
2018	$23.22	(0.35)	(1.59)	(1.94)	(3.65)	(0.23)
2017	$19.38	(0.28)	4.12	3.84	—	—
Class R
Six Months Ended June 30, 2022 (Unaudited)	$21.24	(0.12)	(7.18)	(7.30)	—	—
Year Ended December 31:
2021	$29.79	(0.47)	1.42	0.95	(9.50)	—
2020	$23.32	(0.33)	8.15	7.82	(1.35)	—
2019	$18.31	(0.28)	5.29	5.01	—	—
2018	$24.14	(0.29)	(1.66)	(1.95)	(3.86)	(0.02)
2017	$20.09	(0.23)	4.28	4.05	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Includes impact of Line of credit fees. Without these Line of credit fees, the net expense ratio would have been at the contractual expense cap. (See Note 4 in the Notes to Financial Statements)

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$16.31	(34.13)%	1.21	%(f)	(0.80)%	1.39%	$52,411	66%
Year Ended December 31:
2021	(9.50)	$24.76	4.68%	1.20%		(0.98)%	1.33%	$88,064	90%
2020	(1.35)	$32.99	34.47%	1.20%		(0.75)%	1.35%	$93,072	92%
2019	—	$25.56	28.06%	1.20%		(0.67)%	1.35%	$82,888	86%
2018	(3.88)	$19.96	(7.37)%	1.20%		(0.53)%	1.34%	$75,451	126%
2017	—	$25.77	20.87%	1.20%		(0.44)%	1.29%	$108,271	86%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$12.68	(34.44)%	2.12	%(f)	(1.72)%	2.21%	$5,785	66%
Year Ended December 31:
2021	(9.50)	$19.34	3.75%	2.09%		(1.87)%	2.09%	$12,054	90%
2020	(1.35)	$28.05	33.30%	2.11%		(1.65)%	2.14%	$17,325	92%
2019	—	$22.08	26.90%	2.11%		(1.58)%	2.12%	$20,266	86%
2018	(3.88)	$17.40	(8.23)%	2.11%		(1.44)%	2.12%	$18,072	126%
2017	—	$23.22	19.81%	2.10%		(1.33)%	2.10%	$23,264	86%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$13.94	(34.37)%	1.81	%(f)	(1.40)%	3.42%	$387	66%
Year Ended December 31:
2021	(9.50)	$21.24	4.09%	1.80%		(1.58)%	1.93%	$610	90%
2020	(1.35)	$29.79	33.67%	1.80%		(1.34)%	4.13%	$596	92%
2019	—	$23.32	27.36%	1.80%		(1.26)%	3.41%	$927	86%
2018	(3.88)	$18.31	(7.99)%	1.80%		(1.13)%	2.68%	$1,144	126%
2017	—	$24.14	20.21%	1.80%		(1.03)%	2.43%	$1,685	86%

(continues on next page)

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$26.46	(0.06)	(8.95)	(9.01)	—	—
Year Ended December 31:
2021	$34.53	(0.25)	1.68	1.43	(9.50)	—
2020	$26.63	(0.14)	9.39	9.25	(1.35)	—
2019	$20.74	(0.11)	6.00	5.89	—	—
2018	$26.55	(0.07)	(1.86)	(1.93)	(3.84)	(0.04)
2017	$21.90	(0.04)	4.69	4.65	—	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$26.43	(0.06)	(8.95)	(9.01)	—	—
Year Ended December 31:
2021	$34.50	(0.26)	1.69	1.43	(9.50)	—
2020	$26.61	(0.14)	9.38	9.24	(1.35)	—
2019	$20.73	(0.11)	5.99	5.88	—	—
2018	$26.54	(0.08)	(1.85)	(1.93)	(1.17)	(2.71)
2017	$21.90	(0.04)	4.68	4.64	—	—
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$24.84	(0.06)	(8.41)	(8.47)	—	—
Year Ended December 31:
2021	$33.00	(0.28)	1.62	1.34	(9.50)	—
November 3, 2020 (g) through December 31, 2020	$29.16	(0.04)	5.23	5.19	(1.35)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Includes impact of Line of credit fees. Without these Line of credit fees, the net expense ratio would have been at the contractual expense cap. (See Note 4 in the Notes to Financial Statements)

(g)  Commencement of operations.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Mid Cap Growth Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	—	$17.45	(34.05)%	0.95	%(f)	(0.58)%	1.11%	$5,116	66%
Year Ended December 31:
2021	(9.50)	$26.46	4.95%	0.94%		(0.73)%	0.98%	$19,731	90%
2020	(1.35)	$34.53	34.86%	0.94%		(0.49)%	1.01%	$27,861	92%
2019	—	$26.63	28.40%	0.94%		(0.44)%	1.05%	$20,321	86%
2018	(3.88)	$20.74	(7.15)%	0.94%		(0.26)%	1.32%	$3,793	126%
2017	—	$26.55	21.23%	0.94%		(0.17)%	2.26%	$2,132	86%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$17.42	(34.09)%	0.96	%(f)	(0.55)%	1.16%	$125,299	66%
Year Ended December 31:
2021	(9.50)	$26.43	4.96%	0.95%		(0.73)%	1.09%	$249,373	90%
2020	(1.35)	$34.50	34.84%	0.95%		(0.50)%	1.10%	$466,342	92%
2019	—	$26.61	28.36%	0.95%		(0.43)%	1.10%	$395,586	86%
2018	(3.88)	$20.73	(7.15)%	0.95%		(0.27)%	1.05%	$243,009	126%
2017	—	$26.54	21.19%	0.95%		(0.18)%	1.06%	$310,050	86%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	—	$16.37	(34.10)%	1.05%		(0.60)%	2.49%	$1,092	66%
Year Ended December 31:
2021	(9.50)	$24.84	4.88%	1.05%		(0.85)%	5.66%	$957	90%
November 3, 2020 (g) through December 31, 2020	(1.35)	$33.00	17.94%	1.05%		(0.71)%	31.23%	$109	92%

See notes to financial statements.

47

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$26.14	(0.06)	(7.66)	(7.72)	—	—
Year Ended December 31:
2021	$23.84	(0.18)	4.85	4.67	(0.02)	(2.35)
2020	$19.22	(0.08)	6.89	6.81	—	(2.19)
2019	$16.40	(0.03)	4.90	4.87	—	(2.05)
2018	$20.60	(0.06)	(1.36)	(1.42)	—	(2.78)
2017	$16.44	(0.02)	5.24	5.22	—	(1.06)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$19.94	(0.12)	(5.83)	(5.95)	—	—
Year Ended December 31:
2021	$18.80	(0.31)	3.80	3.49	—	(2.35)
2020	$15.63	(0.20)	5.56	5.36	—	(2.19)
2019	$13.75	(0.16)	4.09	3.93	—	(2.05)
2018	$17.90	(0.21)	(1.16)	(1.37)	—	(2.78)
2017	$14.51	(0.15)	4.60	4.45	—	(1.06)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$22.71	(0.11)	(6.65)	(6.76)	—	—
Year Ended December 31:
2021	$21.09	(0.30)	4.27	3.97	—	(2.35)
2020	$17.29	(0.19)	6.18	5.99	—	(2.19)
2019	$15.00	(0.14)	4.48	4.34	—	(2.05)
2018	$19.22	(0.18)	(1.26)	(1.44)	—	(2.78)
2017	$15.49	(0.13)	4.92	4.79	—	(1.06)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$27.70	(0.03)	(8.12)	(8.15)	—	—
Year Ended December 31:
2021	$25.13	(0.12)	5.13	5.01	(0.09)	(2.35)
2020	$20.11	(0.02)	7.23	7.21	—	(2.19)
2019	$17.04	0.02	5.10	5.12	—	(2.05)
2018	$21.23	— (f)	(1.41)	(1.41)	—	(2.78)
2017	$16.88	0.03	5.38	5.41	—	(1.06)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Growth Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$18.42	(29.53)%	1.10%	(0.57)%	1.19%	$209,883	54%
Year Ended December 31:
2021	(2.37)	$26.14	19.91%	1.10%	(0.71)%	1.17%	$308,663	62%
2020	(2.19)	$23.84	35.64%	1.10%	(0.37)%	1.19%	$274,388	73%
2019	(2.05)	$19.22	29.83%	1.10%	(0.16)%	1.19%	$223,503	95%
2018	(2.78)	$16.40	(6.81)%	1.10%	(0.28)%	1.19%	$188,220	87%
2017	(1.06)	$20.60	31.75%	1.10%	(0.09)%	1.20%	$218,238	74%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$13.99	(29.84)%	1.93%	(1.41)%	2.58%	$906	54%
Year Ended December 31:
2021	(2.35)	$19.94	18.95%	1.93%	(1.54)%	1.99%	$1,733	62%
2020	(2.19)	$18.80	34.55%	1.93%	(1.20)%	2.43%	$3,731	73%
2019	(2.05)	$15.63	28.74%	1.93%	(0.99)%	2.33%	$4,240	95%
2018	(2.78)	$13.75	(7.56)%	1.93%	(1.10)%	2.20%	$4,409	87%
2017	(1.06)	$17.90	30.57%	1.93%	(0.92)%	2.10%	$6,974	74%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$15.95	(29.77)%	1.71%	(1.17)%	3.44%	$387	54%
Year Ended December 31:
2021	(2.35)	$22.71	19.17%	1.71%	(1.32)%	1.71%	$542	62%
2020	(2.19)	$21.09	34.87%	1.71%	(0.98)%	6.08%	$420	73%
2019	(2.05)	$17.29	29.08%	1.71%	(0.77)%	5.41%	$438	95%
2018	(2.78)	$15.00	(7.41)%	1.71%	(0.88)%	3.49%	$516	87%
2017	(1.06)	$19.22	30.92%	1.71%	(0.70)%	2.72%	$830	74%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$19.55	(29.42)%	0.83%	(0.30)%	0.95%	$21,188	54%
Year Ended December 31:
2021	(2.44)	$27.70	20.22%	0.83%	(0.44)%	0.91%	$33,772	62%
2020	(2.19)	$25.13	36.06%	0.83%	(0.09)%	0.99%	$29,875	73%
2019	(2.05)	$20.11	30.18%	0.83%	0.11%	0.98%	$31,473	95%
2018	(2.78)	$17.04	(6.56)%	0.83%	(0.01)%	0.97%	$26,457	87%
2017	(1.06)	$21.23	32.05%	0.83%	0.17%	0.97%	$30,309	74%

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

49

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Science and Technology Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$28.34	(0.12)	(11.73)	(11.85)	—	—	$16.49	(41.81)%
Year Ended December 31:
2021	$36.35	(0.46)	(3.10)	(3.56)	(4.45)	(4.45)	$28.34	(9.25)%
2020	$23.37	(0.34)	15.48	15.14	(2.16)	(2.16)	$36.35	65.03%
2019	$18.34	(0.26)	7.43	7.17	(2.14)	(2.14)	$23.37	39.32%
2018	$21.56	(0.27)	0.06	(0.21)	(3.01)	(3.01)	$18.34	(0.73)%
2017	$17.49	(0.25)	8.04	7.79	(3.72)	(3.72)	$21.56	44.74%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$19.48	(0.14)	(8.05)	(8.19)	—	—	$11.29	(42.04)%
Year Ended December 31:
2021	$26.81	(0.55)	(2.33)	(2.88)	(4.45)	(4.45)	$19.48	(10.03)%
2020	$17.73	(0.41)	11.65	11.24	(2.16)	(2.16)	$26.81	63.71%
2019	$14.40	(0.35)	5.82	5.47	(2.14)	(2.14)	$17.73	38.27%
2018	$17.73	(0.38)	0.06	(0.32)	(3.01)	(3.01)	$14.40	(1.58)%
2017	$14.96	(0.36)	6.85	6.49	(3.72)	(3.72)	$17.73	43.70%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$22.45	(0.13)	(9.29)	(9.42)	—	—	$13.03	(41.96)%
Year Ended December 31:
2021	$29.99	(0.51)	(2.58)	(3.09)	(4.45)	(4.45)	$22.45	(9.66)%
2020	$19.60	(0.39)	12.94	12.55	(2.16)	(2.16)	$29.99	64.32%
2019	$15.70	(0.31)	6.35	6.04	(2.14)	(2.14)	$19.60	38.73%
2018	$18.99	(0.33)	0.05	(0.28)	(3.01)	(3.01)	$15.70	(1.20)%
2017	$15.78	(0.31)	7.24	6.93	(3.72)	(3.72)	$18.99	44.05%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Science and Technology Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	1.49%	(1.22)%	1.50%	$141,315	31%
Year Ended December 31:
2021	1.47%	(1.28)%	1.47%	$250,490	46%
2020	1.48%	(1.22)%	1.48%	$320,605	30%
2019	1.48%	(1.14)%	1.48%	$199,591	88%
2018	1.47%	(1.10)%	1.47%	$140,389	83%
2017	1.49%	(1.18)%	1.49%	$146,002	89%
Class C
Six Months Ended June 30, 2022 (Unaudited)	2.28%	(2.01)%	2.40%	$5,390	31%
Year Ended December 31:
2021	2.28%	(2.09)%	2.28%	$11,168	46%
2020	2.28%	(2.03)%	2.32%	$18,398	30%
2019	2.28%	(1.94)%	2.34%	$14,054	88%
2018	2.28%	(1.91)%	2.31%	$11,857	83%
2017	2.28%	(1.97)%	2.31%	$11,831	89%
Class R
Six Months Ended June 30, 2022 (Unaudited)	1.93%	(1.66)%	3.07%	$589	31%
Year Ended December 31:
2021	1.93%	(1.74)%	1.93%	$1,089	46%
2020	1.93%	(1.68)%	3.69%	$1,273	30%
2019	1.93%	(1.59)%	4.28%	$681	88%
2018	1.93%	(1.56)%	2.75%	$707	83%
2017	1.93%	(1.62)%	2.54%	$1,705	89%

(continues on next page)

See notes to financial statements.

51

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Victory RS Science and Technology Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$31.49	(0.11)	(13.04)	(13.15)	—	—	$18.34	(41.76)%
Year Ended December 31:
2021	$39.73	(0.41)	(3.38)	(3.79)	(4.45)	(4.45)	$31.49	(9.04)%
2020	$25.36	(0.29)	16.82	16.53	(2.16)	(2.16)	$39.73	65.40%
2019	$19.72	(0.22)	8.00	7.78	(2.14)	(2.14)	$25.36	39.66%
2018	$22.90	(0.22)	0.05	(0.17)	(3.01)	(3.01)	$19.72	(0.51)%
2017	$18.37	(0.21)	8.46	8.25	(3.72)	(3.72)	$22.90	45.11%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Science and Technology Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	1.24%	(0.97)%	1.30%	$37,348	31%
Year Ended December 31:
2021	1.23%	(1.05)%	1.23%	$81,080	46%
2020	1.24%	(0.99)%	1.26%	$109,275	30%
2019	1.24%	(0.89)%	1.26%	$77,998	88%
2018	1.24%	(0.85)%	1.25%	$53,395	83%
2017	1.24%	(0.92)%	1.26%	$32,047	89%

See notes to financial statements.

53

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$13.32	(0.06)	(5.07)	(5.13)	—	—	$8.19	(38.51)%
Year Ended December 31:
2021	$18.02	(0.21)	(1.28)	(1.49)	(3.21)	(3.21)	$13.32	(7.36)%
2020	$16.05	(0.19)	6.17	5.98	(4.01)	(4.01)	$18.02	37.99%
2019	$12.97	(0.15)	5.11	4.96	(1.88)	(1.88)	$16.05	38.49%
2018	$18.88	(0.16)	(1.47)	(1.63)	(4.28)	(4.28)	$12.97	(8.39)%
2017	$14.41	(0.14)	5.55	5.41	(0.94)	(0.94)	$18.88	37.57%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$13.49	(0.10)	(5.12)	(5.22)	—	—	$8.27	(38.70)%
Year Ended December 31:
2021	$18.39	(0.37)	(1.32)	(1.69)	(3.21)	(3.21)	$13.49	(8.14)%
2020	$49.61	(0.84)	17.74	16.90	(48.12)	(48.12)	$18.39	36.75%
2019	$52.83	(1.08)	20.42	19.34	(22.56)	(22.56)	$49.61	37.26%
2018	$115.36	(2.04)	(9.13)	(11.17)	(51.36)	(51.36)	$52.83	(9.23)%
2017	$92.89	(1.80)	35.55	33.75	(11.28)	(11.28)	$115.36	36.34%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$8.41	(0.05)	(3.20)	(3.25)	—	—	$5.16	(38.64)%
Year Ended December 31:
2021	$12.79	(0.21)	(0.96)	(1.17)	(3.21)	(3.21)	$8.41	(7.87)%
2020	$12.32	(0.20)	4.68	4.48	(4.01)	(4.01)	$12.79	37.31%
2019	$10.32	(0.18)	4.06	3.88	(1.88)	(1.88)	$12.32	37.91%
2018	$16.08	(0.23)	(1.25)	(1.48)	(4.28)	(4.28)	$10.32	(8.92)%
2017	$12.44	(0.20)	4.78	4.58	(0.94)	(0.94)	$16.08	36.84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Reflects increased trading activity due to changes in allocation strategies.

See notes to financial statements.

54

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	1.31%	(1.21)%	1.31%	$34,914	73%
Year Ended December 31:
2021	1.25%	(1.18)%	1.25%	$60,699	113%
2020	1.29%	(1.14)%	1.29%	$76,611	157	%(f)
2019	1.26%	(0.93)%	1.26%	$63,247	89%
2018	1.22%	(0.78)%	1.22%	$51,619	77%
2017	1.25%	(0.84)%	1.25%	$65,514	79%
Class C
Six Months Ended June 30, 2022 (Unaudited)	2.10%	(2.00)%	6.81%	$173	73%
Year Ended December 31:
2021	2.10%	(2.04)%	4.32%	$380	113%
2020	2.10%	(1.94)%	5.26%	$515	157	%(f)
2019	2.10%	(1.76)%	3.86%	$478	89%
2018	2.10%	(1.71)%	4.24%	$616	77%
2017	2.10%	(1.69)%	3.87%	$533	79%
Class R
Six Months Ended June 30, 2022 (Unaudited)	1.75%	(1.65)%	2.25%	$1,499	73%
Year Ended December 31:
2021	1.75%	(1.68)%	1.89%	$2,949	113%
2020	1.75%	(1.59)%	2.05%	$3,325	157	%(f)
2019	1.75%	(1.42)%	2.05%	$2,874	89%
2018	1.75%	(1.30)%	1.88%	$2,303	77%
2017	1.75%	(1.34)%	1.97%	$3,381	79%

(continues on next page)

See notes to financial statements.

55

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Victory RS Small Cap Equity Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$13.98	(0.05)	(5.32)	(5.37)	—	—	$8.61	(38.41)%
Year Ended December 31:
2021	$18.71	(0.19)	(1.33)	(1.52)	(3.21)	(3.21)	$13.98	(7.25)%
2020	$16.52	(0.16)	6.36	6.20	(4.01)	(4.01)	$18.71	38.24%
2019	$13.29	(0.13)	5.24	5.11	(1.88)	(1.88)	$16.52	38.69%
2018	$19.20	(0.14)	(1.49)	(1.63)	(4.28)	(4.28)	$13.29	(8.23)%
2017	$14.62	(0.14)	5.66	5.52	(0.94)	(0.94)	$19.20	37.78%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$13.34	(0.05)	(5.08)	(5.13)	—	—	$8.21	(38.46)%
Year Ended December 31:
2021	$18.04	(0.19)	(1.30)	(1.49)	(3.21)	(3.21)	$13.34	(7.35)%
November 3, 2020 (g) through December 31, 2020	$17.72	(0.04)	4.37	4.33	(4.01)	(4.01)	$18.04	25.09%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquire fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Reflects increased trading activity due to changes in allocation strategies.

(g)  Commencement of operations.

See notes to financial statements.

56

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Small Cap Equity Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	1.10%	(0.99)%	1.34%	$1,930	73%
Year Ended December 31:
2021	1.10%	(1.03)%	1.10%	$3,095	113%
2020	1.10%	(0.95)%	1.58%	$4,449	157	%(f)
2019	1.10%	(0.77)%	1.43%	$3,275	89%
2018	1.10%	(0.69)%	1.68%	$2,750	77%
2017	1.10%	(0.78)%	1.34%	$6,398	79%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	1.15%	(1.04)%	2.57%	$1,203	73%
Year Ended December 31:
2021	1.15%	(1.08)%	3.55%	$1,394	113%
November 3, 2020 (g) through December 31, 2020	1.15%	(1.14)%	23.73%	$218	157	%(f)

See notes to financial statements.

57

Victory Portfolios	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund	A, C, R, R6, and Y
Victory RS Select Growth Fund	RS Select Growth Fund	A, C, R, R6, and Y
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund	A, C, R, R6, Y, and Member Class
Victory RS Growth Fund	RS Growth Fund	A, C, R, and Y
Victory RS Science and Technology Fund	RS Science and Technology Fund	A, C, R, and Y
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund	A, C, R, Y, and Member Class

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

58

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS Small Cap Growth Fund
Common Stocks	$1,044,630,414	$—	$—	$1,044,630,414
Collateral for Securities Loaned	56,345,523	—	—	56,345,523
Total	$1,100,975,937	$—	$—	$1,100,975,937
RS Select Growth Fund
Common Stocks	$113,328,653	$—	$—	$113,328,653
Total	$113,328,653	$—	$—	$113,328,653
RS Mid Cap Growth Fund
Common Stocks	$187,230,502	$—	$—	$187,230,502
Collateral for Securities Loaned	1,727,171	—	—	1,727,171
Total	$188,957,673	$—	$—	$188,957,673
RS Growth Fund
Common Stocks	$231,838,267	$—	$—	$231,838,267
Collateral for Securities Loaned	1,285,351	—	—	1,285,351
Total	$233,123,618	$—	$—	$233,123,618
RS Science and Technology Fund
Common Stocks	$183,322,626	$—	$—	$183,322,626
Warrants	12,690	—	—	12,690
Collateral for Securities Loaned	16,031,838	—	—	16,031,838
Total	$199,367,154	$—	$—	$199,367,154

59

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Level 1	Level 2	Level 3	Total
RS Small Cap Equity Fund
Common Stocks	$38,646,317	$—	$—	$38,646,317
Collateral for Securities Loaned	3,003,257	—	—	3,003,257
Total	$41,649,574	$—	$—	$41,649,574

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by

60

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
RS Small Cap Growth Fund	$53,491,274	$—	$56,345,523
RS Mid Cap Growth Fund	1,632,835	—	1,727,171
RS Growth Fund	1,215,147	—	1,285,351
RS Science and Technology Fund	15,510,403	—	16,031,838
RS Small Cap Equity Fund	2,916,343	—	3,003,257

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

For the six months ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
RS Small Cap Growth Fund	$818,896,337	$1,288,520,944
RS Select Growth Fund	102,815,616	125,373,462
RS Mid Cap Growth Fund	171,080,658	235,284,706
RS Growth Fund	150,715,258	163,420,917
RS Science and Technology Fund	75,482,143	95,325,031
RS Small Cap Equity Fund	36,794,768	40,049,574

61

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket

62

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

expenses incurred in providing these services. Amounts incurred for the period ended June 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
RS Small Cap Growth Fund	0.25%	1.00%	0.50%
RS Select Growth Fund	0.25%	1.00%	0.50%
RS Mid Cap Growth Fund	0.25%	1.00%	0.50%
RS Growth Fund	0.25%	1.00%	0.50%
RS Science and Technology Fund	0.25%	1.00%	0.50%
RS Small Cap Equity Fund	0.25%	1.00%	0.50%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six-months ended June 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2022, the Distributor received approximately $12,697 from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2023
	Class A	Class C	Class R	Class R6	Class Y	Member Class
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.06%	1.13%	N/A
RS Select Growth Fund	1.40%	2.18%	1.91%	1.06%	1.14%	N/A
RS Mid Cap Growth Fund	1.20%	2.11%	1.80%	0.94%	0.95%	1.05%
RS Growth Fund	1.10%	1.93%	1.71%	N/A	0.83%	N/A
RS Science and Technology Fund	1.49%	2.28%	1.93%	N/A	1.24%	N/A
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	N/A	1.10%	1.15%

63

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at June 30, 2022.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
RS Small Cap Growth Fund	$278,134	$486,448	$315,198	$359,869	$1,439,649
RS Select Growth Fund	117,764	227,571	180,839	101,407	627,581
RS Mid Cap Growth Fund	415,451	755,044	678,326	261,278	2,110,099
RS Growth Fund	147,092	294,950	240,370	134,294	816,706
RS Science and Technology Fund	12,698	37,306	—	30,405	80,409
RS Small Cap Equity Fund	15,215	40,673	42,087	22,509	120,484

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. There were no voluntary waivers or reimbursements for the year ended December 31, 2021.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
64

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Concentration Risk — The RS Science and Technology Fund, RS Small Cap Growth Fund, RS Small Cap Equity Fund, RS Select Growth Fund, RS Mid Cap Growth Fund and RS Growth Fund may concentrate its investments in a particular industry, as the term "concentration" is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund's cash position or cash requirements to exceed normal levels.

Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

65

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for each Fund during the year ended June 30, 2022, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at June 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Small Cap Growth Fund	Borrower	$—	$22,336,700	10	0.68%	$53,069,000
RS Mid Cap Growth Fund	Borrower	—	2,376,889	9	1.02%	5,438,000

*  Based on the number of days borrowings were outstanding for the six months ended June 30, 2022.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS Small Cap Growth Fund	Annually	Annually
RS Select Growth Fund	Annually	Annually
RS Mid Cap Growth Fund	Annually	Annually
RS Growth Fund	Annually	Annually
RS Science and Technology Fund	Annually	Annually
RS Small Cap Equity Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

As of the tax year ended December 31, 2021, the Funds had no capital loss carryforwards for federal income tax purposes.

66

Victory Portfolios	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
RS Small Cap Growth Fund
Class A	$1,000.00	$629.20	$1,017.85	$5.66	$7.00	1.40%
Class C	1,000.00	627.00	1,014.08	8.71	10.79	2.16%
Class R	1,000.00	627.80	1,015.57	7.51	9.30	1.86%
Class R6	1,000.00	630.30	1,019.54	4.28	5.31	1.06%
Class Y	1,000.00	630.10	1,019.19	4.57	5.66	1.13%

67

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
RS Select Growth Fund
Class A	$1,000.00	$666.50	$1,017.85	$5.78	$7.00	1.40%
Class C	1,000.00	663.90	1,013.98	8.99	10.89	2.18%
Class R	1,000.00	665.00	1,015.32	7.89	9.54	1.91%
Class R6	1,000.00	667.80	1,019.54	4.38	5.31	1.06%
Class Y	1,000.00	667.40	1,019.14	4.71	5.71	1.14%
RS Mid Cap Growth Fund
Class A	1,000.00	658.70	1,018.79	4.98	6.06	1.21%
Class C	1,000.00	655.60	1,014.28	8.70	10.59	2.12%
Class R	1,000.00	656.30	1,015.82	7.43	9.05	1.81%
Class R6	1,000.00	659.50	1,020.08	3.91	4.76	0.95%
Class Y	1,000.00	659.10	1,020.03	3.95	4.81	0.96%
Member Class	1,000.00	659.00	1,019.59	4.32	5.26	1.05%
RS Growth Fund
Class A	1,000.00	704.70	1,019.34	4.65	5.51	1.10%
Class C	1,000.00	701.60	1,015.22	8.14	9.64	1.93%
Class R	1,000.00	702.30	1,016.31	7.22	8.55	1.71%
Class Y	1,000.00	705.80	1,020.68	3.51	4.16	0.83%
RS Science and Technology Fund
Class A	1,000.00	581.90	1,017.41	5.84	7.45	1.49%
Class C	1,000.00	579.60	1,013.49	8.93	11.38	2.28%
Class R	1,000.00	580.40	1,015.22	7.56	9.64	1.93%
Class Y	1,000.00	582.40	1,018.65	4.87	6.21	1.24%
RS Small Cap Equity Fund
Class A	1,000.00	614.90	1,018.30	5.25	6.56	1.31%
Class C	1,000.00	613.00	1,014.38	8.40	10.49	2.10%
Class R	1,000.00	613.60	1,016.12	7.00	8.75	1.75%
Class Y	1,000.00	615.90	1,019.34	4.41	5.51	1.10%
Member Class	1,000.00	615.40	1,019.09	4.61	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

68

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

69

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSGF-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory RS International Fund	6
Victory RS Global Fund	11
Victory Sophus Emerging Markets Fund	17
Financial Statements
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	42
Supplemental Information	52
Proxy Voting and Portfolio Holdings Information	52
Expense Examples	52
Liquidity Risk Management Program	54
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS International Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Nestle SA, Registered Shares	4.5%
Roche Holding AG	3.8%
Toyota Motor Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Novartis AG, Registered Shares	2.5%
Novo Nordisk A/S, Class B	2.4%
Shell PLC	2.4%
BHP Group Ltd.	2.1%
HSBC Holdings PLC	2.1%
Diageo PLC	2.0%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios Victory RS Global Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Apple, Inc.	4.9%
Microsoft Corp.	4.7%
Johnson & Johnson	2.4%
Alphabet, Inc., Class C	2.4%
McDonald's Corp.	2.3%
PepsiCo, Inc.	2.1%
Colgate-Palmolive Co.	1.8%
Eli Lilly & Co.	1.8%
Tencent Holdings Ltd.	1.6%
Amazon.com, Inc.	1.6%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory Sophus Emerging Markets Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.5%
Tencent Holdings Ltd.	3.5%
JD.com, Inc., Class A	2.1%
Postal Savings Bank of China Co. Ltd., Class H	1.9%
ICICI Bank Ltd.	1.9%
Meituan, Class B	1.6%
Infosys Ltd.	1.5%
Mahindra & Mahindra Ltd.	1.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Australia (7.3%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	149,803	$3,562,433
Financials (1.1%):
Macquarie Group Ltd.	32,077	3,651,352
Health Care (1.9%):
CSL Ltd.	33,552	6,228,388
Materials (2.1%):
BHP Group Ltd.	241,826	6,922,826
Real Estate (1.1%):
Scentre Group	1,906,272	3,422,050
		23,787,049
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	30,969	2,226,981
China (1.0%):
Communication Services (1.0%):
Tencent Holdings Ltd.	67,700	3,064,528
Denmark (4.1%):
Consumer Discretionary (0.6%):
Pandora A/S (a)	27,653	1,757,148
Consumer Staples (1.1%):
Royal Unibrew A/S	39,674	3,531,473
Health Care (2.4%):
Novo Nordisk A/S, Class B	71,406	7,920,380
		13,209,001
France (8.4%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (b)	108,624	3,771,352
LVMH Moet Hennessy Louis Vuitton SE	14,961	9,167,962
		12,939,314
Energy (0.9%):
Gaztransport Et Technigaz SA	24,019	3,016,466
Industrials (1.1%):
Safran SA	36,850	3,668,466
Information Technology (1.0%):
Capgemini SE	19,828	3,419,052
Materials (1.4%):
Arkema SA	49,814	4,455,352
		27,498,650

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Germany (6.2%):
Consumer Discretionary (0.9%):
Volkswagen AG, Preference Shares	22,854	$3,076,618
Financials (1.7%):
Allianz SE, Registered Shares	29,132	5,584,109
Industrials (1.9%):
Siemens AG, Registered Shares	58,610	6,024,044
Information Technology (1.7%):
SAP SE	61,071	5,565,857
		20,250,628
Hong Kong (3.6%):
Financials (1.7%):
AIA Group Ltd.	502,600	5,491,834
Real Estate (1.9%):
CK Asset Holdings Ltd.	890,500	6,327,446
		11,819,280
Italy (2.6%):
Utilities (2.6%):
Enel SpA	726,620	3,984,378
Snam SpA	851,261	4,465,393
		8,449,771
Japan (21.2%):
Communication Services (2.0%):
Capcom Co. Ltd.	154,100	3,749,182
Kakaku.com, Inc.	163,900	2,722,628
		6,471,810
Consumer Discretionary (4.0%):
Toyota Motor Corp.	665,400	10,268,174
ZOZO, Inc.	151,600	2,743,259
		13,011,433
Consumer Staples (1.3%):
Toyo Suisan Kaisha Ltd.	108,300	4,229,005
Financials (3.1%):
Mitsubishi UFJ Financial Group, Inc.	977,600	5,230,982
Tokio Marine Holdings, Inc.	85,400	4,980,575
		10,211,557
Health Care (2.5%):
Hoya Corp.	53,000	4,536,565
Shionogi & Co. Ltd.	70,100	3,578,322
		8,114,887
Industrials (3.9%):
Fuji Electric Co. Ltd.	124,200	5,135,660
Nippon Yusen KK	35,200	2,413,842

See notes to financial statements.

7

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
OKUMA Corp.	38,900	$1,461,181
Sanwa Holdings Corp.	389,000	3,725,715
		12,736,398
Information Technology (3.1%):
Fujitsu Ltd.	38,700	4,843,167
Oracle Corp.	49,200	2,865,592
Ulvac, Inc.	73,000	2,486,789
		10,195,548
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	78,000	2,059,402
Utilities (0.7%):
Chubu Electric Power Co., Inc.	213,200	2,147,116
		69,177,156
Netherlands (5.3%):
Communication Services (1.9%):
Koninklijke KPN NV	1,736,136	6,176,518
Financials (1.2%):
ING Groep NV	392,676	3,867,938
Industrials (1.4%):
Wolters Kluwer NV	46,723	4,527,654
Information Technology (0.8%):
ASM International NV	11,240	2,796,195
		17,368,305
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	130,979	1,631,048
Norway (1.6%):
Energy (0.6%):
Aker BP ASA (a)	57,151	1,980,188
Financials (1.0%):
SpareBank 1 SMN	275,729	3,257,452
		5,237,640
Spain (1.4%):
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA	1,001,268	4,547,693
Sweden (2.2%):
Industrials (2.2%):
Atlas Copco AB, Class B (c)	586,648	4,918,149
Nibe Industrier AB, Class B	284,724	2,147,484
		7,065,633

See notes to financial statements.

8

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Switzerland (14.2%):
Consumer Staples (5.4%):
Coca-Cola HBC AG	131,375	$2,926,759
Nestle SA, Registered Shares	124,639	14,569,193
		17,495,952
Financials (2.0%):
Partners Group Holding AG	1,905	1,720,670
UBS Group AG	306,733	4,959,649
		6,680,319
Health Care (6.3%):
Novartis AG, Registered Shares	94,902	8,047,116
Roche Holding AG	37,354	12,489,399
		20,536,515
Industrials (0.5%):
Adecco Group AG	48,611	1,657,158
		46,369,944
United Kingdom (17.0%):
Communication Services (0.2%):
ITV PLC	714,992	570,869
Consumer Discretionary (0.8%):
Next PLC	38,403	2,743,056
Consumer Staples (3.6%):
Diageo PLC	149,290	6,447,143
Imperial Brands PLC	235,852	5,279,293
		11,726,436
Energy (3.8%):
BP PLC	965,405	4,532,283
Shell PLC	303,857	7,911,935
		12,444,218
Financials (4.3%):
Barclays PLC	2,034,663	3,804,087
HSBC Holdings PLC	1,051,296	6,866,446
Intermediate Capital Group PLC	78,880	1,260,884
Legal & General Group PLC	702,567	2,053,657
		13,985,074
Health Care (0.4%):
CVS Group PLC	60,862	1,230,081
Industrials (1.0%):
Ashtead Group PLC	81,117	3,411,894
Materials (2.9%):
Croda International PLC	45,449	3,591,769
Rio Tinto PLC	97,768	5,844,226
		9,435,995
		55,547,623
Total Common Stocks (Cost $333,694,898)		317,250,930

See notes to financial statements.

9

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI EAFE ETF (a)	25,767	$1,610,180
Total Exchange-Traded Funds (Cost $1,756,944)		1,610,180
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	100,741	100,741
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	50,275	50,275
HSBC U.S. Government Money Market Fund I Shares, 1.46% (d)	627,027	627,027
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	400,875	400,875
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	267,338	267,338
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	1,802,412	1,802,412
Total Collateral for Securities Loaned (Cost $3,248,668)		3,248,668
Total Investments (Cost $338,700,510) — 98.8%		322,109,778
Other assets in excess of liabilities — 1.2%		3,986,447
NET ASSETS — 100.00%		$326,096,225

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $3,771,352 and amounted to 1.2% of net assets.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Australia (2.2%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	84,098	$1,999,917
Financials (0.7%):
Macquarie Group Ltd.	21,825	2,484,358
Health Care (0.9%):
CSL Ltd.	17,939	3,330,086
		7,814,361
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	17,285	1,242,965
Bermuda (0.6%):
Industrials (0.6%):
Triton International Ltd.	38,979	2,052,244
Canada (5.1%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc.	90,047	3,513,023
Energy (0.6%):
Parex Resources, Inc.	121,903	2,064,868
Industrials (1.1%):
Canadian Pacific Railway Ltd.	53,444	3,733,605
Information Technology (1.4%):
Constellation Software, Inc.	3,358	4,985,782
Materials (1.0%):
Aginco Eagle Mines Ltd.	73,609	3,369,885
		17,667,163
China (3.1%):
Communication Services (1.6%):
Tencent Holdings Ltd.	123,400	5,585,861
Consumer Staples (0.7%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A	164,779	2,230,515
Financials (0.8%):
Industrial & Commercial Bank of China Ltd., Class H	4,831,000	2,882,485
		10,698,861
Denmark (2.3%):
Consumer Discretionary (0.3%):
Pandora A/S (a)	16,458	1,045,787
Consumer Staples (0.7%):
Royal Unibrew A/S	25,340	2,255,571

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Health Care (1.3%):
Novo Nordisk A/S, Class B	41,540	$4,607,632
		7,908,990
France (2.6%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (b)	55,802	1,937,408
Energy (0.8%):
Gaztransport Et Technigaz SA	23,371	2,935,086
Industrials (0.6%):
Safran SA	20,036	1,994,610
Materials (0.7%):
Arkema SA	26,387	2,360,047
		9,227,151
Germany (0.5%):
Consumer Discretionary (0.5%):
Volkswagen AG, Preference Shares	12,563	1,691,238
Indonesia (1.1%):
Communication Services (1.1%):
PT Telkom Indonesia Persero Tbk	14,458,900	3,890,313
Ireland (1.1%):
Industrials (1.1%):
Eaton Corp. PLC	30,121	3,794,945
Italy (0.9%):
Utilities (0.9%):
Enel SpA	283,286	1,553,382
Snam SpA	322,064	1,689,426
		3,242,808
Japan (5.3%):
Communication Services (1.3%):
Capcom Co. Ltd.	122,200	2,973,069
Kakaku.com, Inc.	94,600	1,571,450
		4,544,519
Consumer Discretionary (0.6%):
ZOZO, Inc.	115,900	2,097,254
Consumer Staples (0.8%):
Toyo Suisan Kaisha Ltd.	67,200	2,624,092
Financials (0.9%):
Mitsubishi UFJ Financial Group, Inc.	577,300	3,089,041
Health Care (0.4%):
Hoya Corp.	18,000	1,540,720

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Fuji Electric Co. Ltd.	27,500	$1,137,123
Nippon Yusen KK	27,600	1,892,671
		3,029,794
Information Technology (0.4%):
Ulvac, Inc.	44,600	1,519,326
		18,444,746
Korea, Republic Of (1.4%):
Information Technology (1.4%):
Samsung Electronics Co. Ltd.	110,107	4,857,651
Netherlands (0.5%):
Information Technology (0.5%):
ASM International NV	7,057	1,755,582
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	141,217	1,758,539
Norway (1.2%):
Energy (0.8%):
Aker BP ASA (a)	76,464	2,649,351
Financials (0.4%):
SpareBank 1 SMN	124,050	1,465,522
		4,114,873
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd.	352,000	2,398,669
South Africa (0.3%):
Consumer Discretionary (0.3%):
Mr Price Group Ltd.	105,269	1,154,875
Spain (0.7%):
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	550,302	2,499,435
Sweden (1.1%):
Industrials (1.1%):
Atlas Copco AB, Class B (c)	243,976	2,045,367
Nibe Industrier AB, Class B	231,027	1,742,483
		3,787,850
Switzerland (2.3%):
Financials (0.4%):
Partners Group Holding AG	1,414	1,277,180
Health Care (1.5%):
Roche Holding AG	15,766	5,271,399

See notes to financial statements.

13

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
Adecco Group AG	45,613	$1,554,956
		8,103,535
Taiwan (2.3%):
Financials (1.3%):
Cathay Financial Holding Co. Ltd.	2,707,000	4,635,624
Information Technology (1.0%):
Lite-On Technology Corp.	1,729,000	3,364,990
		8,000,614
United Kingdom (4.5%):
Consumer Discretionary (0.4%):
Next PLC	21,771	1,555,063
Consumer Staples (0.7%):
Imperial Brands PLC	107,853	2,414,173
Financials (1.5%):
Barclays PLC	950,993	1,778,014
HSBC Holdings PLC	397,264	2,594,694
Intermediate Capital Group PLC	53,729	858,850
		5,231,558
Industrials (0.4%):
Ashtead Group PLC	32,681	1,374,608
Materials (1.5%):
Croda International PLC	23,605	1,865,469
Rio Tinto PLC	54,877	3,280,354
		5,145,823
		15,721,225
United States (54.9%):
Communication Services (3.7%):
Alphabet, Inc., Class C (c)	3,788	8,286,061
Meta Platforms, Inc., Class A (c)	29,213	4,710,596
		12,996,657
Consumer Discretionary (7.2%):
Amazon.com, Inc. (c)	51,120	5,429,455
McDonald's Corp.	32,340	7,984,099
PulteGroup, Inc.	84,105	3,333,081
Ross Stores, Inc.	41,017	2,880,624
Target Corp.	15,437	2,180,168
Tesla, Inc. (c)	5,125	3,451,277
		25,258,704
Consumer Staples (5.2%):
Colgate-Palmolive Co.	80,311	6,436,124
PepsiCo, Inc.	43,331	7,221,544
The Estee Lauder Cos., Inc.	17,173	4,373,448
		18,031,116

See notes to financial statements.

14

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Energy (2.1%):
APA Corp.	47,717	$1,665,323
Cactus, Inc., Class A	26,385	1,062,524
ConocoPhillips	50,216	4,509,899
		7,237,746
Financials (7.6%):
Bank of America Corp.	150,552	4,686,684
JPMorgan Chase & Co.	39,685	4,468,928
LPL Financial Holdings, Inc.	20,427	3,768,373
S&P Global, Inc.	13,505	4,551,995
Synchrony Financial	79,268	2,189,382
The PNC Financial Services Group, Inc.	14,253	2,248,696
Unum Group	133,185	4,530,954
		26,445,012
Health Care (8.3%):
Amedisys, Inc. (c)	11,910	1,251,979
Amgen, Inc.	21,074	5,127,304
CVS Health Corp.	52,580	4,872,063
Eli Lilly & Co.	19,189	6,221,650
IDEXX Laboratories, Inc. (c)	8,403	2,947,184
Johnson & Johnson	48,070	8,532,906
		28,953,086
Industrials (1.8%):
Delta Air Lines, Inc. (c)	72,701	2,106,148
Honeywell International, Inc.	24,865	4,321,786
		6,427,934
Information Technology (16.2%):
Apple, Inc.	125,554	17,165,743
Cisco Systems, Inc.	98,913	4,217,650
Fortinet, Inc. (c)	74,445	4,212,098
Mastercard, Inc., Class A	16,965	5,352,118
Microsoft Corp.	63,924	16,417,601
NVIDIA Corp.	32,168	4,876,347
Texas Instruments, Inc.	27,918	4,289,601
		56,531,158
Materials (0.4%):
Alcoa Corp.	34,884	1,590,013
Real Estate (1.3%):
Prologis, Inc.	39,765	4,678,352
Utilities (1.1%):
MGE Energy, Inc.	48,980	3,812,113
		191,961,891
Total Common Stocks (Cost $329,147,261)		333,790,524

See notes to financial statements.

15

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI ACWI ETF	61,117	$5,127,105
Total Exchange-Traded Funds (Cost $5,632,430)		5,127,105
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	101,572	101,572
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	50,690	50,690
HSBC U.S. Government Money Market Fund I Shares, 1.46% (d)	632,202	632,202
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	404,183	404,183
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	269,545	269,545
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	1,817,288	1,817,288
Total Collateral for Securities Loaned (Cost $3,275,480)		3,275,480
Total Investments (Cost $338,055,171) — 98.0%		342,193,109
Other assets in excess of liabilities — 2.0%		7,152,962
NET ASSETS — 100.00%		$349,346,071

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $1,937,408 and amounted to 0.6% of net assets.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Brazil (6.5%):
Consumer Discretionary (0.5%):
Vibra Energia SA	633,285	$2,022,242
Consumer Staples (1.4%):
Sao Martinho SA	262,500	1,822,436
Sendas Distribuidora SA	922,101	2,514,549
SLC Agricola SA	211,960	1,787,497
		6,124,482
Energy (1.2%):
Petroleo Brasileiro SA, ADR	449,679	5,252,251
Financials (1.0%):
Itau Unibanco Holding SA, ADR	989,405	4,234,653
Health Care (0.7%):
Hypera SA	402,400	2,925,203
Industrials (0.9%):
Randon SA Implementos e Participacoes, Preference Shares	1,099,400	1,970,680
SIMPAR SA	1,034,564	1,834,691
		3,805,371
Materials (0.8%):
Dexco SA	771,017	1,454,249
Gerdau SA, Preference Shares	484,800	2,070,607
		3,524,856
		27,889,058
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc.	120,413	2,039,630
Chile (0.0%): (a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	29
China (32.9%):
Communication Services (5.6%):
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	529,700	1,686,664
Baidu, Inc., Class A (b)	228,846	4,335,185
NetEase, Inc.	169,955	3,201,950
Tencent Holdings Ltd.	334,815	15,155,836
		24,379,635
Consumer Discretionary (10.8%):
Alibaba Group Holding Ltd. (b)	1,077,572	15,372,380
BYD Co. Ltd., Class H	124,500	5,018,661
China Meidong Auto Holdings Ltd.	618,000	1,963,865
Fuyao Glass Industry Group Co. Ltd., Class H (c)	667,600	3,377,428
JD.com, Inc., Class A	277,476	8,941,348

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (c)	1,136,000	$3,025,902
Meituan, Class B (b) (c)	270,500	6,750,307
Yadea Group Holdings Ltd. (c)	1,092,000	2,141,700
		46,591,591
Consumer Staples (2.3%):
Chacha Food Co. Ltd., Class A	385,878	3,285,966
Chenguang Biotech Group Co. Ltd., Class A	1,170,500	2,728,407
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	656,200	3,823,109
		9,837,482
Energy (1.4%):
PetroChina Co. Ltd., Class H	12,880,000	6,040,954
Financials (4.2%):
Industrial & Commercial Bank of China Ltd., Class H	7,174,000	4,280,469
PICC Property & Casualty Co. Ltd., Class H	5,444,000	5,677,178
Postal Savings Bank of China Co. Ltd., Class H (c) (d)	10,070,000	8,025,180
		17,982,827
Health Care (1.7%):
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	374,400	2,496,734
Pharmaron Beijing Co. Ltd., Class H (c)	211,150	2,120,932
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	55,900	2,621,445
		7,239,111
Industrials (2.0%):
China Railway Group Ltd., Class H	8,525,000	5,277,439
Xinte Energy Co. Ltd., Class H	1,140,400	3,421,762
		8,699,201
Information Technology (1.8%):
Glodon Co. Ltd., Class A	323,000	2,630,154
Luxshare Precision Industry Co. Ltd., Class A	590,000	2,984,139
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,025,050	2,266,407
		7,880,700
Materials (2.2%):
China Hongqiao Group Ltd.	3,118,500	3,513,218
Shandong Nanshan Aluminum Co. Ltd., Class A	3,734,700	2,061,976
Wanhua Chemical Group Co. Ltd., Class A	287,000	4,167,790
		9,742,984
Utilities (0.9%):
China Longyuan Power Group Corp. Ltd., Class H	1,972,000	3,821,769
		142,216,254
Greece (1.2%):
Financials (0.5%):
National Bank of Greece SA (b)	746,353	2,232,453
Industrials (0.7%):
Mytilineos SA	188,852	2,795,004
		5,027,457

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Hong Kong (2.9%):
Consumer Discretionary (0.8%):
Bosideng International Holdings Ltd.	5,542,000	$3,443,161
Financials (0.5%):
BOC Hong Kong Holdings Ltd.	547,500	2,174,166
Industrials (0.5%):
Pacific Basin Shipping Ltd.	6,091,000	2,341,780
Real Estate (1.1%):
China Resources Land Ltd.	960,000	4,501,832
		12,460,939
India (11.8%):
Communication Services (0.3%):
Sun TV Network Ltd.	233,029	1,220,877
Consumer Discretionary (2.8%):
Balkrishna Industries Ltd.	145,343	3,974,266
Mahindra & Mahindra Ltd.	460,589	6,406,260
Raymond Ltd.	165,862	1,848,364
		12,228,890
Consumer Staples (0.4%):
Dabur India Ltd.	285,525	1,796,339
Financials (2.9%):
Cholamandalam Investment & Finance Co. Ltd.	491,534	3,872,224
ICICI Bank Ltd., ADR	450,772	7,996,695
UTI Asset Management Co. Ltd.	69,834	573,541
		12,442,460
Health Care (0.8%):
Apollo Hospitals Enterprise Ltd.	71,977	3,367,796
Industrials (1.0%):
Larsen & Toubro Ltd.	227,000	4,500,311
Information Technology (2.4%):
Infosys Ltd., ADR	361,460	6,690,625
WNS Holdings Ltd., ADR (b)	49,268	3,677,363
		10,367,988
Materials (0.7%):
Tata Steel Ltd.	263,091	2,901,006
Utilities (0.5%):
GAIL India Ltd.	1,116,044	1,915,622
		50,741,289
Indonesia (0.7%):
Financials (0.7%):
PT Bank Mandiri Persero Tbk	5,388,600	2,878,081

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (12.3%):
Communication Services (1.5%):
JYP Entertainment Corp.	80,472	$2,995,365
LG Uplus Corp.	365,314	3,595,929
		6,591,294
Consumer Discretionary (0.7%):
Shinsegae, Inc.	16,838	2,835,191
Financials (2.4%):
Hana Financial Group, Inc.	135,143	4,108,450
Samsung Securities Co. Ltd.	90,080	2,329,079
Woori Financial Group, Inc.	416,800	3,902,459
		10,339,988
Health Care (1.0%):
InBody Co. Ltd.	65,841	1,213,614
Samsung Biologics Co. Ltd. (b) (c)	4,701	2,874,701
		4,088,315
Industrials (0.4%):
CJ Corp.	30,101	1,807,815
Information Technology (6.2%):
Innox Advanced Materials Co. Ltd.	79,449	2,039,230
Samsung Electro-Mechanics Co. Ltd.	22,450	2,271,874
Samsung Electronics Co. Ltd.	399,638	17,479,834
SK Hynix, Inc.	70,271	4,963,271
		26,754,209
Materials (0.1%):
PI Advanced Materials Co. Ltd.	23,780	585,505
		53,002,317
Malaysia (2.2%):
Consumer Discretionary (0.4%):
MR DIY Group M Bhd (c)	3,576,600	1,681,017
Consumer Staples (0.4%):
Kuala Lumpur Kepong Bhd	394,700	1,964,570
Financials (0.9%):
Public Bank Bhd	4,023,400	3,992,432
Materials (0.5%):
Petronas Chemicals Group Bhd	1,013,700	2,070,682
		9,708,701
Mexico (1.6%):
Consumer Discretionary (0.4%):
Alsea SAB de CV (b)	996,448	1,887,385
Financials (1.0%):
Grupo Financiero Banorte SAB de CV, Class O	804,428	4,488,206

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.2%):
Corp Inmobiliaria Vesta SAB de CV	362,535	$674,420
		7,050,011
Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	31,679	3,798,629
Philippines (0.6%):
Financials (0.6%):
BDO Unibank, Inc.	1,259,690	2,535,035
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC	670,668	2,942,722
Russian Federation (0.0%): (a)
Consumer Staples (0.0%):
Magnit PJSC (e) (f)	41,301	683
Energy (0.0%):
Gazprom PJSC (e) (f) (g) (h)	1,511,910	66,636
Rosneft Oil Co. PJSC, GDR (e) (f) (g) (h)	677,591	31,752
		98,388
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b) (e) (f) (g) (h)	446,943	2,990
		102,061
Saudi Arabia (4.0%):
Consumer Discretionary (0.4%):
Leejam Sports Co. JSC	76,166	1,821,477
Financials (2.4%):
Alinma Bank	476,825	4,261,406
The Saudi National Bank	352,259	6,200,945
		10,462,351
Health Care (0.5%):
Mouwasat Medical Services Co.	38,542	2,189,017
Materials (0.7%):
Saudi Arabian Mining Co. (b)	213,768	2,853,228
		17,326,073
South Africa (4.2%):
Communication Services (0.7%):
MTN Group Ltd.	383,497	3,122,197
Consumer Discretionary (0.5%):
Woolworths Holdings Ltd.	724,653	2,423,243
Financials (1.7%):
Absa Group Ltd.	372,878	3,562,010
Capitec Bank Holdings Ltd.	30,572	3,748,653
		7,310,663

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
The Bidvest Group Ltd	161,826	$2,091,064
Materials (0.8%):
Impala Platinum Holdings Ltd.	303,836	3,372,456
		18,319,623
Taiwan (11.1%):
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	5,654,000	4,782,684
Information Technology (9.2%):
Gold Circuit Electronics Ltd.	1,269,000	3,258,042
Hon Hai Precision Industry Co. Ltd.	1,279,000	4,695,629
Taiwan Semiconductor Manufacturing Co. Ltd.	1,884,998	30,211,167
Unimicron Technology Corp.	340,000	1,819,723
		39,984,561
Materials (0.8%):
Formosa Plastics Corp.	910,000	3,322,978
		48,090,223
Thailand (3.5%):
Energy (0.8%):
PTT PCL	3,596,500	3,463,240
Financials (0.9%):
SCB X PCL (b)	1,338,100	3,936,802
Health Care (0.5%):
Mega Lifesciences PCL	1,594,900	2,281,390
Materials (0.8%):
Indorama Ventures PCL	2,535,800	3,379,818
Real Estate (0.5%):
AP Thailand PCL	7,070,700	2,002,842
		15,064,092
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	100,003	3,574,356
Mondi PLC	125,776	2,232,163
		5,806,519
Total Common Stocks (Cost $461,569,038)		426,998,743
Collateral for Securities Loaned (1.2%)^
United States (1.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (i)	162,832	162,832
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (i)	81,261	81,261
HSBC U.S. Government Money Market Fund I Shares, 1.46% (i)	1,013,490	1,013,490
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (i)	647,951	647,951

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (i)	432,110	$432,110
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (i)	2,913,314	2,913,314
Total Collateral for Securities Loaned (Cost $5,250,958)		5,250,958
Total Investments (Cost $466,819,996) — 100.1%		432,249,701
Liabilities in excess of other assets — (0.1)%		(518,403)
NET ASSETS — 100.00%		$431,731,298

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $32,493,901 and amounted to 7.5% of net assets.

(d)  All or a portion of this security is on loan.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Restricted security that is not registered under the Securities Act of 1933.

(h)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$5,922,464
Rosneft Oil Co. PJSC, GDR	3/6/2020	4,383,338
Sberbank of Russia PJSC, ADR	11/11/2020	6,053,328

(i)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

23

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
Assets:
Investments, at value (Cost $338,700,510, $338,055,171 and $466,819,996)	$322,109,778	(a)	$342,193,109	(b)	$432,249,701	(c)
Foreign currency, at value (Cost $388,013, $625,646 and $4,722,662)	392,169		627,032		4,724,091
Cash	5,854,363		9,884,180		—
Receivables:
Interest and dividends	295,748		272,971		2,003,774
Capital shares issued	29,318		839,205		243,725
Investments sold	1,195,661		—		6,827,624
Reclaims	1,191,866		185,735		4,212
From Adviser	80,144		145,390		243,605
Prepaid expenses	39,855		57,717		40,898
Total Assets	331,188,902		354,205,339		446,337,630
Liabilities:
Payables:
Collateral received on loaned securities	3,248,668		3,275,480		5,250,958
Payable to custodian	—		—		2,786,043
Investments purchased	1,436,670		1,235,018		5,587,622
Capital shares redeemed	92,297		54,013		188,834
Accrued foreign capital gains taxes	—		—		202,676
Accrued expenses and other payables:
Investment advisory fees	221,056		177,525		366,175
Administration fees	14,909		15,979		19,767
Custodian fees	9,305		7,336		45,572
Transfer agent fees	36,857		58,636		85,400
Compliance fees	192		208		244
12b-1 fees	2,700		9,027		6,665
Other accrued expenses	30,023		26,046		66,376
Total Liabilities	5,092,677		4,859,268		14,606,332
Net Assets:
Capital	342,329,967		350,918,053		476,222,130
Total accumulated earnings/(loss)	(16,233,742)		(1,571,982)		(44,490,832)
Net Assets	$326,096,225		$349,346,071		$431,731,298
Net Assets
Class A	$19,497,070		$60,227,598		$40,797,290
Class C	967,240		4,437,243		971,438
Class R	1,527,659		4,852,314		9,469,026
Class R6	235,553,795		107,273,125		161,875,743
Class Y	68,550,461		172,555,791		218,617,801
Total	$326,096,225		$349,346,071		$431,731,298

(continues on next page)

See notes to financial statements.

24

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited) (continued)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,672,484	3,773,288	2,216,972
Class C	117,635	289,528	72,039
Class R	141,076	242,171	551,804
Class R6	24,662,780	9,095,161	8,630,445
Class Y	5,962,634	10,886,846	11,787,814
Total	32,556,609	24,286,994	23,259,074
Net asset value, offering (except Class A) and redemption price per share:
Class A	$11.66	$15.96	$18.40
Class C (d)	8.22	15.33	13.48
Class R	10.83	20.04	17.16
Class R6	9.55	11.79	18.76
Class Y	11.50	15.85	18.55
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$12.37	$16.93	$19.52

(a)  Includes $1,063,478 of securities on loan.

(b)  Includes $2,085,475 of securities on loan.

(c)  Includes $4,990,435 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

25

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Investment Income:
Dividends	$9,116,423	$4,686,381	$7,550,782
Interest	1,929	4,040	2,723
Non-cash dividends	979,866	—	658,377
Securities lending (net of fees)	65,305	13,387	3,593
Foreign tax withholding	(1,142,679)	(397,701)	(866,157)
Total Income	9,020,844	4,306,107	7,349,318
Expenses:
Investment advisory fees	1,521,293	1,082,574	2,363,874
Administration fees	102,740	97,497	127,727
Sub-Administration fees	8,428	8,428	8,428
12b-1 fees — Class A	27,813	81,094	59,492
12b-1 fees — Class C	5,357	24,296	6,789
12b-1 fees — Class R	4,281	13,185	27,088
Custodian fees	28,381	23,066	163,825
Transfer agent fees — Class A	23,472	52,164	43,861
Transfer agent fees — Class C	508	2,970	1,322
Transfer agent fees — Class R	1,768	3,242	9,052
Transfer agent fees — Class R6	461	922	3,650
Transfer agent fees — Class Y	62,517	100,423	145,373
Trustees' fees	11,906	10,543	14,393
Compliance fees	1,381	1,250	1,688
Legal and audit fees	14,961	17,108	29,303
State registration and filing fees	36,417	48,237	38,614
Interfund lending fees	392	—	713
Other expenses	30,893	25,603	56,908
Total Expenses	1,882,969	1,592,602	3,102,100
Expenses waived/reimbursed by Adviser	(239,905)	(417,089)	(728,153)
Net Expenses	1,643,064	1,175,513	2,373,947
Net Investment Income (Loss)	7,377,780	3,130,594	4,975,371
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(3,983,734)	(5,043,608)	(12,847,721)
Foreign tax (paid) refunds on realized gains	—	156	(82,972)
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	(92,632,424)	(87,618,444)	(90,680,480)
Net change in accrued foreign taxes on unrealized gains	—	—	431,289
Net realized/unrealized gains (losses) on investments	(96,616,158)	(92,661,896)	(103,179,884)
Change in net assets resulting from operations	$(89,238,378)	$(89,531,302)	$(98,204,513)
See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$7,377,780	$8,400,111	$3,130,594	$3,496,440	$4,975,371	$5,449,839
Net realized gains (losses) from investments	(3,983,734)	18,558,540	(5,043,452)	8,197,474	(12,930,693)	41,475,953
Net change in unrealized appreciation/ depreciation on investments	(92,632,424)	27,076,805	(87,618,444)	43,710,135	(90,249,191)	(72,829,809)
Change in net assets resulting from operations	(89,238,378)	54,035,456	(89,531,302)	55,404,049	(98,204,513)	(25,904,017)
Distributions to Shareholders:
Class A	—	(1,039,350)	—	(2,189,789)	—	(2,138,975)
Class C	—	(57,816)	—	(108,980)	—	(71,226)
Class R	—	(80,118)	—	(124,953)	—	(470,900)
Class R6	—	(15,469,430)	—	(4,331,090)	—	(7,458,475)
Class Y	—	(4,887,821)	—	(5,612,312)	—	(11,195,767)
From return of capital:
Class A	—	—	—	—	—	(26,869)
Class C	—	—	—	—	—	(311)
Class R	—	—	—	—	—	(5,030)
Class R6	—	—	—	—	—	(115,990)
Class Y	—	—	—	—	—	(170,813)
Change in net assets resulting from distributions to shareholders	—	(21,534,535)	—	(12,367,124)	—	(21,654,356)
Change in net assets resulting from capital transactions	(22,048,025)	23,244,315	87,981,779	87,147,589	29,817,220	74,677,705
Change in net assets	(111,286,403)	55,745,236	(1,549,523)	130,184,514	(68,387,293)	27,119,332
Net Assets:
Beginning of period	437,382,628	381,637,392	350,895,594	220,711,080	500,118,591	472,999,259
End of period	$326,096,225	$437,382,628	$349,346,071	$350,895,594	$431,731,298	$500,118,591

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$982,432	$3,782,204	$13,824,772	$30,273,412	$3,306,343	$12,169,687
Distributions reinvested	—	1,026,274	—	2,189,490	—	2,131,142
Cost of shares redeemed	(1,781,435)	(5,581,683)	(8,929,958)	(19,928,713)	(7,022,675)	(15,751,498)
Total Class A	$(799,003)	$(773,205)	$4,894,814	$12,534,189	$(3,716,332)	$(1,450,669)
Class C
Proceeds from shares issued	$114,650	$—	$1,771,418	$681,553	$900	$72,763
Distributions reinvested	—	57,816	—	108,980	—	71,469
Cost of shares redeemed	(35,158)	(237,775)	(350,055)	(669,835)	(442,589)	(1,633,676)
Total Class C	$79,492	$(179,959)	$1,421,363	$120,698	$(441,689)	$(1,489,444)
Class R
Proceeds from shares issued	$82,588	$209,980	$814,428	$420,305	$598,560	$1,691,004
Distributions reinvested	—	80,117	—	124,953	—	475,168
Cost of shares redeemed	(104,782)	(518,332)	(121,198)	(385,111)	(734,854)	(2,910,119)
Total Class R	$(22,194)	$(228,235)	$693,230	$160,147	$(136,294)	$(743,947)
Class R6
Proceeds from shares issued	$11,632,156	$22,800,521	$34,650,763	$43,038,792	$39,342,196	$94,833,979
Distributions reinvested	—	15,408,131	—	4,327,185	—	7,283,778
Cost of shares redeemed	(10,923,972)	(13,779,137)	(1,436,038)	(4,663,447)	(14,795,977)	(24,889,733)
Total Class R6	$708,184	$24,429,515	$33,214,725	$42,702,530	$24,546,219	$77,228,024
Class Y
Proceeds from shares issued	$10,830,195	$32,525,272	$80,445,948	$53,808,588	$53,772,049	$83,395,279
Distributions reinvested	—	4,884,864	—	5,608,671	—	11,334,737
Cost of shares redeemed	(32,844,699)	(37,413,937)	(32,688,301)	(27,787,234)	(44,206,733)	(93,596,275)
Total Class Y	$(22,014,504)	$(3,801)	$47,757,647	$31,630,025	$9,565,316	$1,133,741
Change in net assets resulting from capital transactions	$(22,048,025)	$23,244,315	$87,981,779	$87,147,589	$29,817,220	$74,677,705

(continues on next page)

See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	77,865	260,078	753,661	1,528,049	154,702	476,833
Reinvested	—	69,890	—	108,460	—	94,077
Redeemed	(136,759)	(378,820)	(486,737)	(1,087,051)	(326,000)	(619,797)
Total Class A	(58,894)	(48,852)	266,924	549,458	(171,298)	(48,887)
Class C
Issued	11,701	—	96,609	36,053	58	3,730
Reinvested	—	5,554	—	5,629	—	4,307
Redeemed	(3,854)	(23,450)	(20,979)	(36,997)	(28,912)	(84,587)
Total Class C	7,847	(17,896)	75,630	4,685	(28,854)	(76,550)
Class R
Issued	6,683	15,426	34,105	17,638	30,590	72,211
Reinvested	—	5,866	—	4,939	—	22,482
Redeemed	(8,329)	(37,328)	(5,186)	(15,790)	(37,666)	(120,823)
Total Class R	(1,646)	(16,036)	28,919	6,787	(7,076)	(26,130)
Class R6
Issued	1,109,823	1,830,467	2,601,629	3,002,088	1,776,313	3,586,805
Reinvested	—	1,278,135	—	289,548	—	315,585
Redeemed	(978,660)	(1,169,870)	(106,645)	(325,083)	(694,389)	(961,564)
Total Class R6	131,163	1,938,732	2,494,984	2,966,553	1,081,924	2,940,826
Class Y
Issued	803,167	2,230,794	4,330,642	2,820,014	2,617,614	3,187,741
Reinvested	—	337,332	—	279,776	—	496,566
Redeemed	(2,579,692)	(2,563,951)	(1,800,468)	(1,454,945)	(2,139,461)	(3,656,296)
Total Class Y	(1,776,525)	4,175	2,530,174	1,644,845	478,153	28,011
Change in Shares	(1,698,055)	1,860,123	5,396,631	5,172,328	1,352,849	2,817,270

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory RS International Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$14.76	0.24	(3.34)	(3.10)	—	—
Year Ended December 31:
2021	$13.49	0.27	1.62	1.89	(0.25)	(0.37)
2020	$12.93	0.21	0.51	0.72	(0.13)	(0.03)
2019	$10.63	0.26	2.05	2.31	— (f)	(0.01)
2018	$12.12	0.23	(1.52)	(1.29)	(0.20)	—
2017	$9.84	0.19	2.29	2.48	(0.20)	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$10.45	0.14	(2.37)	(2.23)	—	—
Year Ended December 31:
2021	$9.72	0.11	1.17	1.28	(0.18)	(0.37)
2020	$9.36	0.10	0.34	0.44	(0.05)	(0.03)
2019	$7.76	0.12	1.49	1.61	—	(0.01)
2018	$8.89	0.11	(1.11)	(1.00)	(0.13)	—
2017	$7.26	0.08	1.68	1.76	(0.13)	—
Class R
Six Months Ended June 30, 2022 (Unaudited)	$13.73	0.20	(3.10)	(2.90)	—	—
Year Ended December 31:
2021	$12.58	0.22	1.51	1.73	(0.21)	(0.37)
2020	$12.07	0.18	0.45	0.63	(0.09)	(0.03)
2019	$9.95	0.21	1.92	2.13	—	(0.01)
2018	$11.35	0.19	(1.42)	(1.23)	(0.17)	—
2017	$9.23	0.15	2.14	2.29	(0.17)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS International Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$11.66	(21.00)%	1.13%	3.63%	1.42%	$19,497	18%
Year Ended December 31:
2021	(0.62)	$14.76	14.05%	1.13%	1.80%	1.40%	$25,555	43%
2020	(0.16)	$13.49	5.55%	1.13%	1.79%	1.47%	$24,010	52%
2019	(0.01)	$12.93	21.72%	1.13%	2.18%	1.55%	$22,620	20%
2018	(0.20)	$10.63	(10.65)%	1.13%	1.97%	1.61%	$15,716	52%
2017	(0.20)	$12.12	25.26%	1.20%	1.66%	1.81%	$18,512	60%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$8.22	(21.34)%	1.88%	2.97%	3.07%	$967	18%
Year Ended December 31:
2021	(0.55)	$10.45	13.24%	1.88%	1.03%	3.07%	$1,147	43%
2020	(0.08)	$9.72	4.76%	1.88%	1.14%	3.07%	$1,241	52%
2019	(0.01)	$9.36	20.70%	1.88%	1.39%	3.14%	$1,480	20%
2018	(0.13)	$7.76	(11.24)%	1.88%	1.23%	3.52%	$702	52%
2017	(0.13)	$8.89	24.25%	1.95%	0.92%	3.26%	$1,066	60%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$10.83	(21.12)%	1.38%	3.36%	2.29%	$1,528	18%
Year Ended December 31:
2021	(0.58)	$13.73	13.85%	1.38%	1.58%	2.16%	$1,959	43%
2020	(0.12)	$12.58	5.21%	1.38%	1.60%	2.24%	$1,998	52%
2019	(0.01)	$12.07	21.37%	1.38%	1.87%	2.32%	$2,652	20%
2018	(0.17)	$9.95	(10.85)%	1.38%	1.73%	2.31%	$1,786	52%
2017	(0.17)	$11.35	24.85%	1.48%	1.39%	2.48%	$2,522	60%

(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory RS International Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$12.07	0.21	(2.73)	(2.52)	—	—
Year Ended December 31:
2021	$11.14	0.25	1.34	1.59	(0.29)	(0.37)
2020	$10.70	0.20	0.43	0.63	(0.16)	(0.03)
May 2, 2019 (f) through December 31, 2019	$10.00	0.06	0.67	0.73	(0.02)	(0.01)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$14.54	0.25	(3.29)	(3.04)	—	—
Year Ended December 31:
2021	$13.29	0.30	1.60	1.90	(0.28)	(0.37)
2020	$12.74	0.25	0.49	0.74	(0.16)	(0.03)
2019	$10.47	0.22	2.08	2.30	(0.02)	(0.01)
2018	$11.93	0.23	(1.47)	(1.24)	(0.22)	—
2017	$9.69	0.22	2.26	2.48	(0.24)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS International Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	—	$9.55	(20.88)%	0.83%	3.94%	0.91%	$235,554	18%
Year Ended December 31:
2021	(0.66)	$12.07	14.32%	0.83%	2.06%	0.91%	$296,211	43%
2020	(0.19)	$11.14	5.90%	0.83%	2.03%	0.93%	$251,586	52%
May 2, 2019 (f) through December 31, 2019	(0.03)	$10.70	7.24%	0.83%	0.92%	0.97%	$178,695	20%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$11.50	(20.91)%	0.88%	3.82%	1.07%	$68,550	18%
Year Ended December 31:
2021	(0.65)	$14.54	14.38%	0.88%	2.02%	1.02%	$112,511	43%
2020	(0.19)	$13.29	5.80%	0.88%	2.11%	1.09%	$102,803	52%
2019	(0.03)	$12.74	21.94%	0.88%	1.80%	1.16%	$75,366	20%
2018	(0.22)	$10.47	(10.38)%	0.88%	1.97%	1.62%	$5,979	52%
2017	(0.24)	$11.93	25.56%	0.94%	1.98%	1.85%	$3,122	60%

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory RS Global Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$20.47	0.14	(4.65)	(4.51)	—	—	—
Year Ended December 31:
2021	$17.27	0.20	3.65	3.85	(0.18)	(0.47)	—
2020	$14.86	0.18	2.35	2.53	(0.11)	(0.01)	—
2019	$11.53	0.21	3.29	3.50	(0.16)	(0.01)	—
2018	$12.75	0.20	(0.90)	(0.70)	(0.16)	(0.36)	—
2017	$11.16	0.15	2.53	2.68	—	(1.00)	(0.09)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$19.73	0.07	(4.47)	(4.40)	—	—	—
Year Ended December 31:
2021	$16.68	0.06	3.52	3.58	(0.06)	(0.47)	—
2020	$14.38	0.07	2.24	2.31	— (f)	(0.01)	—
2019	$11.17	0.14	3.16	3.30	(0.08)	(0.01)	—
2018	$12.38	0.10	(0.87)	(0.77)	(0.08)	(0.36)	—
2017	$10.95	0.05	2.47	2.52	—	(1.00)	(0.09)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$25.73	0.14	(5.83)	(5.69)	—	—	—
Year Ended December 31:
2021	$21.57	0.21	4.55	4.76	(0.13)	(0.47)	—
2020	$18.55	0.18	2.92	3.10	(0.07)	(0.01)	—
2019	$14.37	0.25	4.07	4.32	(0.13)	(0.01)	—
2018	$15.76	0.20	(1.10)	(0.90)	(0.13)	(0.36)	—
2017	$13.62	0.05	3.18	3.23	—	(1.00)	(0.09)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Global Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$15.96	(22.03)%	0.85%	1.51%	1.16%	$60,228	14%
Year Ended December 31:
2021	(0.65)	$20.47	22.39%	0.85%	1.05%	1.34%	$71,792	38%
2020	(0.12)	$17.27	17.00%	0.85%	1.22%	1.40%	$51,066	71%
2019	(0.17)	$14.86	30.36%	0.85%	1.51%	1.53%	$26,471	46%
2018	(0.52)	$11.53	(5.45)%	0.94%	1.51%	1.75%	$5,695	58%
2017	(1.09)	$12.75	24.48%	1.17%	1.24%	1.90%	$3,456	187%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$15.33	(22.30)%	1.60%	0.80%	2.05%	$4,437	14%
Year Ended December 31:
2021	(0.53)	$19.73	21.52%	1.60%	0.35%	2.33%	$4,221	38%
2020	(0.01)	$16.68	16.06%	1.60%	0.48%	2.53%	$3,491	71%
2019	(0.09)	$14.38	29.52%	1.60%	1.07%	2.59%	$3,101	46%
2018	(0.44)	$11.17	(6.20)%	1.70%	0.79%	2.59%	$2,358	58%
2017	(1.09)	$12.38	23.47%	1.91%	0.41%	3.00%	$2,167	187%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$20.04	(22.11)%	1.10%	1.26%	1.55%	$4,852	14%
Year Ended December 31:
2021	(0.60)	$25.73	22.12%	1.10%	0.85%	1.70%	$5,488	38%
2020	(0.08)	$21.57	16.70%	1.10%	0.98%	1.93%	$4,454	71%
2019	(0.14)	$18.55	30.10%	1.10%	1.53%	2.34%	$2,365	46%
2018	(0.49)	$14.37	(5.68)%	1.20%	1.25%	2.34%	$1,920	58%
2017	(1.09)	$15.76	24.09%	1.61%	0.38%	2.76%	$2,281	187%

(continues on next page)

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory RS Global Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$15.11	0.12	(3.44)	(3.32)	—	—	—
Year Ended December 31:
2021	$12.87	0.20	2.73	2.93	(0.22)	(0.47)	—
2020	$11.07	0.08	1.83	1.91	(0.10)	(0.01)	—
May 2, 2019 (f) through December 31, 2019	$10.00	0.13	1.12	1.25	(0.17)	(0.01)	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$20.31	0.16	(4.62)	(4.46)	—	—	—
Year Ended December 31:
2021	$17.12	0.26	3.62	3.88	(0.22)	(0.47)	—
2020	$14.72	0.20	2.34	2.54	(0.13)	(0.01)	—
2019	$11.42	0.26	3.24	3.50	(0.19)	(0.01)	—
2018	$12.63	0.23	(0.89)	(0.66)	(0.19)	(0.36)	—
2017	$11.04	0.18	2.50	2.68	—	(1.00)	(0.09)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory RS Global Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	—	$11.79	(21.97)%	0.55%	1.84%	0.72%	$107,273	14%
Year Ended December 31:
2021	(0.69)	$15.11	22.84%	0.55%	1.35%	0.85%	$99,708	38%
2020	(0.11)	$12.87	17.27%	0.55%	0.64%	1.16%	$46,776	71%
May 2, 2019 (f) through December 31, 2019	(0.18)	$11.07	12.47%	0.55%	1.85%	28.85%	$124	46%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$15.85	(21.96)%	0.60%	1.80%	0.83%	$172,556	14%
Year Ended December 31:
2021	(0.69)	$20.31	22.78%	0.60%	1.34%	0.96%	$169,687	38%
2020	(0.14)	$17.12	17.27%	0.60%	1.38%	1.10%	$114,925	71%
2019	(0.20)	$14.72	30.69%	0.60%	1.95%	1.17%	$52,541	46%
2018	(0.55)	$11.42	(5.17)%	0.70%	1.80%	1.20%	$25,544	58%
2017	(1.09)	$12.63	24.75%	0.88%	1.44%	1.32%	$24,657	187%

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$22.69	0.18	(4.47)	(4.29)	—	—	—
Year Ended December 31:
2021	$24.70	0.18	(1.26)	(1.08)	(0.26)	(0.66)	(0.01)
2020	$21.37	0.10	3.45	3.55	(0.22)	—	—
2019	$17.45	0.37	3.65	4.02	(0.10)	—	—
2018	$22.52	0.24	(4.54)	(4.30)	(0.13)	(0.64)	—
2017	$15.98	0.16	6.55	6.71	(0.17)	—	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$16.69	0.06	(3.27)	(3.21)	—	—	—
Year Ended December 31:
2021	$18.38	(0.03)	(0.92)	(0.95)	(0.08)	(0.66)	— (f)
2020	$15.94	(0.07)	2.58	2.51	(0.07)	—	—
2019	$13.06	0.14	2.74	2.88	—	—	—
2018	$17.07	0.05	(3.42)	(3.37)	— (f)	(0.64)	—
2017	$12.17	— (f)	4.97	4.97	(0.07)	—	—
Class R
Six Months Ended June 30, 2022 (Unaudited)	$21.19	0.15	(4.18)	(4.03)	—	—	—
Year Ended December 31:
2021	$23.13	0.11	(1.18)	(1.07)	(0.20)	(0.66)	(0.01)
2020	$20.03	0.05	3.23	3.28	(0.18)	—	—
2019	$16.37	0.31	3.41	3.72	(0.06)	—	—
2018	$21.18	0.18	(4.26)	(4.08)	(0.09)	(0.64)	—
2017	$15.03	0.09	6.17	6.26	(0.11)	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)		Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	—	$18.40	(18.91)%	1.34%	1.72%		1.63%	$40,797	27%
Year Ended December 31:
2021	(0.93)	$22.69	(4.35)%	1.34%	0.69%		1.60%	$54,194	85%
2020	(0.22)	$24.70	16.73%	1.34%	0.47%		1.64%	$60,206	109%
2019	(0.10)	$21.37	22.96%	1.34%	1.95%		1.62%	$62,346	96%
2018	(0.77)	$17.45	(19.08)%	1.34%	1.11%		1.61%	$56,823	118%
2017	(0.17)	$22.52	42.08%	1.54%	0.80%		1.66%	$76,485	113%
Class C
Six Months Ended June 30, 2022 (Unaudited)	—	$13.48	(19.17)%	2.14%	0.80%		3.19%	$971	27%
Year Ended December 31:
2021	(0.74)	$16.69	(5.16)%	2.14%	(0.17)%		2.77%	$1,684	85%
2020	(0.07)	$18.38	15.79%	2.14%	(0.45)%		2.69%	$3,261	109%
2019	—	$15.94	22.05%	2.14%	0.99%		2.48%	$5,787	96%
2018	(0.64)	$13.06	(19.75)%	2.14%	0.31%		2.40%	$10,141	118%
2017	(0.07)	$17.07	40.96%	2.34%	—	%(g)	2.46%	$15,854	113%
Class R
Six Months Ended June 30, 2022 (Unaudited)	—	$17.16	(19.02)%	1.58%	1.50%		1.93%	$9,469	27%
Year Ended December 31:
2021	(0.87)	$21.19	(4.57)%	1.58%	0.44%		1.91%	$11,840	85%
2020	(0.18)	$23.13	16.46%	1.58%	0.25%		1.95%	$13,531	109%
2019	(0.06)	$20.03	22.64%	1.58%	1.71%		1.94%	$13,817	96%
2018	(0.73)	$16.37	(19.24)%	1.58%	0.89%		1.91%	$12,505	118%
2017	(0.11)	$21.18	41.69%	1.83%	0.50%		2.00%	$17,875	113%

(continues on next page)
See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory Sophus Emerging Markets Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	$23.08	0.24	(4.56)	(4.32)	—	—	—
Year Ended December 31:
2021	$25.10	0.31	(1.30)	(0.99)	(0.35)	(0.66)	(0.02)
2020	$21.68	0.20	3.52	3.72	(0.30)	—	—
2019	$17.68	0.52	3.65	4.17	(0.17)	—	—
2018	$22.81	0.34	(4.62)	(4.28)	(0.21)	(0.64)	—
2017	$16.16	0.34	6.57	6.91	(0.26)	—	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$22.83	0.22	(4.50)	(4.28)	—	—	—
Year Ended December 31:
2021	$24.85	0.27	(1.27)	(1.00)	(0.34)	(0.66)	(0.02)
2020	$21.48	0.16	3.50	3.66	(0.29)	—	—
2019	$17.54	0.45	3.65	4.10	(0.16)	—	—
2018	$22.64	0.35	(4.61)	(4.26)	(0.20)	(0.64)	—
2017	$16.05	0.21	6.62	6.83	(0.24)	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Sophus Emerging Markets Fund
Class R6
Six Months Ended June 30, 2022 (Unaudited)	—	$18.76	(18.72)%	0.89%	2.24%	1.18%	$161,876	27%
Year Ended December 31:
2021	(1.03)	$23.08	(3.93)%	0.89%	1.17%	1.17%	$174,198	85%
2020	(0.30)	$25.10	17.28%	0.89%	0.95%	1.21%	$115,637	109%
2019	(0.17)	$21.68	23.55%	0.89%	2.69%	1.22%	$72,196	96%
2018	(0.85)	$17.68	(18.73)%	0.89%	1.59%	1.24%	$29,228	118%
2017	(0.26)	$22.81	42.77%	1.03%	1.66%	1.39%	$18,762	113%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	—	$18.55	(18.75)%	0.99%	2.12%	1.31%	$218,618	27%
Year Ended December 31:
2021	(1.02)	$22.83	(4.01)%	0.99%	1.05%	1.29%	$258,201	85%
2020	(0.29)	$24.85	17.10%	0.99%	0.79%	1.31%	$280,364	109%
2019	(0.16)	$21.48	23.40%	0.99%	2.32%	1.30%	$255,423	96%
2018	(0.84)	$17.54	(18.77)%	0.99%	1.64%	1.30%	$178,132	118%
2017	(0.24)	$22.64	42.59%	1.18%	1.07%	1.33%	$100,902	113%

See notes to financial statements.

41

Victory Portfolios	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following three Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS International Fund	RS International Fund	A, C, R, R6, and Y
Victory RS Global Fund	RS Global Fund	A, C, R, R6, and Y
Victory Sophus Emerging Markets Fund	Sophus Emerging Markets Fund	A, C, R, R6, and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

42

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
RS International Fund
Common Stocks	$—	$317,250,930	$—	$317,250,930
Exchange-Traded Funds	1,610,180	—	—	1,610,180
Collateral for Securities Loaned	3,248,668	—	—	3,248,668
Total	$4,858,848	$317,250,930	$—	$322,109,778
RS Global Fund
Common Stocks	$215,476,243	$118,314,281	$—	$333,790,524
Exchange-Traded Funds	5,127,105	—	—	5,127,105
Collateral for Securities Loaned	3,275,480	—	—	3,275,480
Total	$223,878,828	$118,314,281	$—	$342,193,109
Sophus Emerging Markets Fund
Common Stocks	$63,078,842	$363,817,840	$102,061	$426,998,743
Collateral for Securities Loaned	5,250,958	—	—	5,250,958
Total	$68,329,800	$363,817,840	$102,061	$432,249,701

For the six months ended June 30, 2022, there were no significant changes into/out of Level 3. The transfers into Level 3 investments for the Sophus Emerging Markets Fund were immaterial, although

43

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the change in unrealized appreciation/(depreciation) on these investments was $(22,331,209). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until June 30, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the six months ended June 30, 2022, the Funds had no open forward foreign exchange currency contracts.

44

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
RS International Fund	$1,063,478	$—	$3,248,668
RS Global Fund	2,085,475	—	3,275,480
RS Sophus Emerging Markets Fund	4,990,435	—	5,250,958

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on

45

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

For the six months ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
RS International Fund	$69,262,509	$79,850,835
RS Global Fund	140,890,098	50,212,046
Sophus Emerging Markets Fund	160,129,648	125,642,733

46

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

RS International Fund	Ownership %
USAA Target Retirement Income Fund	7.5
USAA Target Retirement 2030 Fund	16.9
USAA Target Retirement 2040 Fund	25.0
USAA Target Retirement 2050 Fund	18.2
USAA Target Retirement 2060 Fund	2.7
RS Global Fund	Ownership %
Victory Strategic Allocation Fund	1.7
Sophus Emerging Markets Fund	Ownership %
USAA Target Retirement Income Fund	7.5
USAA Target Retirement 2030 Fund	16.9
USAA Target Retirement 2040 Fund	25.0
USAA Target Retirement 2050 Fund	18.2
USAA Target Retirement 2060 Fund	2.7
Victory Strategic Allocation Fund	0.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

RS International Fund	0.80%
RS Global Fund	0.60%
Sophus Emerging Markets Fund	1.00%

Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

47

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
RS International Fund	0.25%	1.00%	0.50%
RS Global Fund	0.25%	1.00%	0.50%
Sophus Emerging Markets Fund	0.25%	1.00%	0.50%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six-months ended June 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2022, the Distributor received approximately $1,883 from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired

48

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2023
	Class A	Class C	Class R	Class R6	Class Y
RS International Fund	1.13%	1.88%	1.38%	0.83%	0.88%
RS Global Fund	0.85%	1.60%	1.10%	0.55%	0.60%
Sophus Emerging Markets Fund	1.34%	2.14%	1.58%	0.89%	0.99%

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at June 30, 2022.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
RS International Fund	$180,079	$491,864	$478,133	$239,905	$1,389,981
RS Global Fund	221,163	690,062	1,055,677	417,089	2,383,991
Sophus Emerging Markets Fund	620,198	1,137,721	1,536,446	728,153	4,022,518

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

50

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Borrower or Lender	Amount Outstanding at June 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS International Fund	Borrower	$—	$7,352,500	2	0.98%	$7,521,000
Sophus Emerging Markets Fund	Borrower	—	2,855,429	7	1.31%	3,347,000

*  Based on the number of days borrowings were outstanding for the six months ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
RS International Fund	Annually	Annually
RS Global Fund	Annually	Annually
Sophus Emerging Markets Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Funds had no capital loss carryforward for federal income tax purposes.

51

Victory Portfolios	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
RS International Fund
Class A	$1,000.00	$790.00	$1,019.19	$5.02	$5.66	1.13%
Class C	1,000.00	786.60	1,015.47	8.33	9.39	1.88%
Class R	1,000.00	788.80	1,017.95	6.12	6.90	1.38%
Class R6	1,000.00	791.20	1,020.68	3.69	4.16	0.83%
Class Y	1,000.00	790.90	1,020.43	3.91	4.41	0.88%

52

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
RS Global Fund
Class A	$1,000.00	$779.70	$1,020.58	$3.75	$4.26	0.85%
Class C	1,000.00	777.00	1,016.86	7.05	8.00	1.60%
Class R	1,000.00	778.90	1,019.34	4.85	5.51	1.10%
Class R6	1,000.00	780.30	1,022.07	2.43	2.76	0.55%
Class Y	1,000.00	780.40	1,021.82	2.65	3.01	0.60%
Sophus Emerging Markets Fund
Class A	1,000.00	810.90	1,018.15	6.02	6.71	1.34%
Class C	1,000.00	808.30	1,014.18	9.59	10.69	2.14%
Class R	1,000.00	809.80	1,016.96	7.09	7.90	1.58%
Class R6	1,000.00	812.80	1,020.38	4.00	4.46	0.89%
Class Y	1,000.00	812.50	1,019.89	4.45	4.96	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

53

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

54

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Investment Objective and Portfolio Holdings	3
Schedules of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	9
Victory INCORE Low Duration Bond Fund	18
Victory High Yield Fund	27
Victory Tax-Exempt Fund	33
Victory High Income Municipal Bond Fund	37
Victory Floating Rate Fund	42
Financial Statements
Statements of Assets and Liabilities	52
Statements of Operations	54
Statements of Changes in Net Assets	56
Financial Highlights	62
Notes to Financial Statements	76
Supplemental Information	92
Proxy Voting and Portfolio Holdings Information	92
Expense Examples	92
Liquidity Risk Management Program	94
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

Victory Portfolios Victory INCORE Investment Quality Bond Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Low Duration Bond Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income consistent with preservation of capital.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory High Yield Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide current income. Capital appreciation is a secondary objective.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Tax-Exempt Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory High Income Municipal Bond Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high current income exempt from federal income tax with a secondary objective of capital appreciation.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Floating Rate Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien	1.7%
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien	1.7%
iHeartCommunications, Inc., Term Loans, First Lien	1.6%
Air Canada, Term Loan, First Lien	1.5%
Lucid Energy Group II Borrower LLC, Term Loan, First Lien	1.4%
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien	1.4%
Intelsat Jackson Holdings SA, Term B loan, First Lien	1.4%
Hertz Corp., Initial Term B Loans, First Lien	1.4%
SWF Holdings Corp. I, Initial Term Loans, First Lien	1.4%
PetSmart, Inc., Initial Term Loans, First Lien	1.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.0%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 12/15/23 @ 100 (a)	$125,000	$122,076
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 12/16/24 @ 100 (a)	105,000	97,758
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (a)	100,000	95,693
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a) (b)	287,000	272,115
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 6/10/25 @ 100 (a) (b)	81,000	78,244
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 6/15/24 @ 100 (a) (b)	142,000	136,622
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 9/15/24 @ 100 (a) (b)	136,000	128,743
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 8/15/25 @ 100 (a) (b)	106,000	103,520
Total Asset-Backed Securities (Cost $1,081,897)		1,034,771
Collateralized Mortgage Obligations (7.2%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 (a)	130,000	112,554
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 11/10/25 @ 100	54,525	53,067
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58	44,000	42,470
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100 (a)	117,000	102,336
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 (a)	85,000	80,717
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	50,000	49,548
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	56,000	55,211
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	65,000	63,988
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 4/15/25 @ 100 (a)	73,000	71,496
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 7/15/25 @ 100 (a)	120,000	118,013
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48 (a)	54,000	53,166
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 10/15/26 @ 100	48,000	46,589
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 2/10/26 @ 100 (a)	57,000	54,621
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	57,000	55,961
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100 (a)	131,000	123,920

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	$68,000	$66,378
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 (a)	52,461	51,768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 12/15/26 @ 100 (a)	55,000	53,669
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 9/15/26 @ 100	51,000	48,513
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100 (a)	67,000	65,654
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 11/15/25 @ 100 (a)	57,000	56,279
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 7/15/25 @ 100 (a)	62,000	61,017
Total Collateralized Mortgage Obligations (Cost $1,592,093)		1,486,935
Convertible Corporate Bonds (7.8%)
Consumer Discretionary (1.4%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a) (c)	120,000	142,480
Expedia Group, Inc., 2/15/26 (a) (c) (d)	120,000	108,384
Ford Motor Co., 3/15/26 (d)	40,000	36,628
		287,492
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)	60,000	129,802
Financials (1.8%):
Ares Capital Corp., 4.63%, 3/1/24 (a)	135,000	140,894
Barclays Bank PLC 2/4/25 (a) (d)	45,000	61,194
2/18/25 (d)	30,000	31,404
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a) (b)	100,000	104,073
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	40,000	41,650
		379,215
Health Care (1.1%):
Anthem, Inc., 2.75%, 10/15/42 (a)	17,000	116,596
Illumina, Inc., 8/15/23 (a) (d)	110,000	105,137
		221,733
Industrials (0.7%):
Southwest Airlines Co., 1.25%, 5/1/25 (a)	115,000	135,972
Information Technology (1.9%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (a)	50,000	54,829
Block, Inc., 0.25%, 11/1/27	20,000	14,727
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a) (c)	125,000	128,250
Vishay Intertechnology, Inc., 2.25%, 6/15/25	40,000	37,899
Western Digital Corp., 1.50%, 2/1/24 (a)	170,000	161,666
		397,371

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27 (a) (b)	$70,000	$63,122
Total Convertible Corporate Bonds (Cost $1,624,231)		1,614,707
Convertible Preferred Stocks (3.9%)
Financials (1.5%):
Bank of America Corp., Series L, 7.25% (a) (e)	112	134,904
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	990	57,885
Wells Fargo & Co., Series L, 7.50% (a) (e)	95	115,474
		308,263
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (c)	17	22,495
Industrials (0.4%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	1,201	80,935
Utilities (1.9%):
American Electric Power Co., Inc., 8/15/23, 6.13%	655	35,553
CenterPoint Energy, Inc., 9/15/29, 4.57%	455	21,053
DTE Energy Co., 11/1/22, 6.25% (a)	1,765	90,756
NextEra Energy, Inc., 3/1/23, 5.28% (a)	2,875	142,744
NiSource, Inc., 3/1/24, 7.75%	85	9,666
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	1,962	103,947
		403,719
Total Convertible Preferred Stocks (Cost $917,012)		815,412
Corporate Bonds (40.5%)
Communication Services (1.8%):
AT&T, Inc. 4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	$46,000	45,917
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	124,390
CenturyLink, Inc., 6.75%, 12/1/23	50,000	49,635
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100 (a)	70,000	55,747
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a) (b)	62,000	51,776
Verizon Communications, Inc., 3.38%, 2/15/25 (a)	38,000	37,759
		365,224
Consumer Discretionary (5.2%):
Aptiv PLC, 5.40%, 3/15/49, Callable 9/15/48 @ 100	34,000	31,137
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	41,517
General Motors Co., 4.88%, 10/2/23 (a)	96,000	96,910
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100 (a)	93,000	92,022
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 (a)	142,000	140,654
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	26,332
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a) (b)	78,000	66,513
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (a)	73,000	67,045
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 (a)	118,000	101,284
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100	69,000	68,787
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (a) (c)	100,000	99,972

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100 (a)	$70,000	$68,886
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100 (a) (c)	66,000	53,666
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100 (a)	80,000	66,609
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100 (a)	73,000	61,786
		1,083,120
Consumer Staples (2.1%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 8/8/22 @ 100 (a) (b)	156,000	148,149
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 (a)	75,000	61,761
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	50,000	42,185
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (a)	52,000	48,380
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100 (a)	92,000	85,749
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	39,288
		425,512
Energy (3.6%):
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	113,404
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a) (b)	93,000	82,505
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 (a)	65,000	67,206
HollyFrontier Corp., 2.63%, 10/1/23 (a)	116,000	112,738
Marathon Oil Corp., 6.60%, 10/1/37 (a)	105,000	111,241
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100 (a)	109,000	89,004
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	120,000	119,293
Western Midstream Operating LP, 4.55%, 2/1/30, Callable 11/1/29 @ 100 (a)	66,000	57,132
		752,523
Financials (10.1%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	10,000	9,629
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100 (a)	55,000	51,468
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (f)	103,000	102,956
Bank of America Corp. 4.20%, 8/26/24 (a)	51,000	51,113
3.25%, 10/21/27, Callable 10/21/26 @ 100 (a)	100,000	94,331
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a) (f)	120,000	99,017
Capital One Financial Corp. 4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100 (f)	60,000	59,471
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a) (f)	146,000	111,159
Cincinnati Financial Corp., 6.13%, 11/1/34 (a)	75,000	85,253
Citigroup, Inc. 3.88%, 3/26/25	35,000	34,575
4.60%, 3/9/26 (a)	36,000	36,076
4.45%, 9/29/27 (a)	63,000	61,939
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100 (a)	200,000	190,066
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	48,930
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 (a)	110,000	90,060
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100 (a)	170,000	162,301
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a) (f)	135,000	112,169
5.60%, 7/15/41	27,000	28,337

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley, 3.13%, 7/27/26, MTN (a)	$205,000	$195,642
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	42,000	31,697
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 (a)	89,000	75,687
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100 (a)	164,000	141,132
Wells Fargo & Co. 4.30%, 7/22/27, MTN (a)	180,000	177,856
4.90%, 11/17/45 (a)	55,000	50,894
		2,101,758
Health Care (4.4%):
AbbVie, Inc. 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	66,000	60,682
4.45%, 5/14/46, Callable 11/14/45 @ 100 (a)	62,000	56,240
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100 (a)	65,000	62,662
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (a) (b)	141,000	118,929
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13 (a)	73,000	68,165
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 (a)	73,000	66,659
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a) (b)	114,000	97,401
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100 (a)	91,000	86,690
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	42,684
Universal Health Services, Inc. 1.65%, 9/1/26, Callable 8/1/26 @ 100 (a) (b)	154,000	133,420
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	44,000	35,065
Viatris, Inc. 2.30%, 6/22/27, Callable 4/22/27 @ 100	40,000	34,218
4.00%, 6/22/50, Callable 12/22/49 @ 100 (a)	75,000	49,973
		912,788
Industrials (3.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	37,000	29,320
Air Lease Corp. 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN (a)	120,000	113,342
0.80%, 8/18/24, Callable 7/18/24 @ 100 (a)	58,000	53,128
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 (a)	49,000	38,264
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	130,000	129,372
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (a)	195,000	184,421
Norfolk Southern Corp. 2.30%, 5/15/31, Callable 2/15/31 @ 100	40,000	34,140
2.90%, 8/25/51, Callable 2/25/51 @ 100	50,000	35,856
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 (a)	45,000	47,526
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100 (a)	60,000	51,334
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	57,000	45,749
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 (a)	56,000	51,011
		813,463
Information Technology (3.3%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100 (a)	53,000	54,778
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 (a)	123,000	120,921
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	153,000	154,576
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (a)	167,000	166,427
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	38,000	32,754

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100 (a)	$70,000	$69,935
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100 (a)	51,000	49,198
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100	53,000	43,196
		691,785
Materials (0.4%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	36,000	29,702
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (a)	66,000	54,135
		83,837
Real Estate (4.2%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	56,000	43,928
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (a)	285,000	285,077
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	48,000	41,782
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 (a) (c)	155,000	151,545
Physicians Realty LP 3.95%, 1/15/28, Callable 10/15/27 @ 100 (a)	60,000	57,149
2.63%, 11/1/31, Callable 8/1/31 @ 100	48,000	38,719
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	43,783
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 (a)	65,000	63,186
Spirit Realty LP, 3.20%, 1/15/27, Callable 11/15/26 @ 100	92,000	84,560
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100 (a)	80,000	65,653
		875,382
Utilities (1.5%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	100,000	81,451
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	40,000	45,094
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100 (a)	105,000	104,632
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100 (a)	65,000	55,886
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	47,000	34,124
		321,187
Total Corporate Bonds (Cost $9,465,124)		8,426,579
Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.94% (LIBOR01M+132bps), 10/25/32, Callable 7/25/22 @ 100 (f)	50,787	50,932
Total Residential Mortgage-Backed Securities (Cost $49,868)		50,932
Yankee Dollars (9.4%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48 (a)	89,000	84,626
Consumer Staples (4.2%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	275,000	276,334
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	400,000	398,840
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (a) (b)	200,000	190,154
		865,328

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Energy (0.7%):
Ecopetrol SA, 5.88%, 9/18/23 (a)	$133,000	$132,947
Statoil ASA, 3.95%, 5/15/43	20,000	17,869
		150,816
Financials (1.4%):
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (a) (f)	200,000	163,824
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (b)	45,000	44,459
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	25,000	20,436
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 (a)	85,000	67,173
		295,892
Industrials (1.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 (a)	150,000	153,328
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 (a)	60,000	46,892
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	33,000	24,313
		224,533
Materials (1.4%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (a) (b)	200,000	166,426
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 (a)	50,000	52,080
Vale Overseas Ltd., 6.25%, 8/10/26 (a) (c)	63,000	65,822
		284,328
Utilities (0.2%):
Iberdrola International BV, 6.75%, 9/15/33	35,000	39,613
Total Yankee Dollars (Cost $2,133,612)		1,945,136
U.S. Government Mortgage-Backed Agencies (25.0%)
Federal Home Loan Bank 1.10%, 4/29/26 (a)	255,000	234,789
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 (a)	3,056	3,062
Series 4395, Class PA, 2.50%, 4/15/37 – 7/1/50 (a)	160,540	149,642
5.50%, 6/1/38	18,848	20,143
7.00%, 9/1/38 (a)	4,726	5,235
Series 4320, Class AP, 3.50%, 7/15/39 – 10/15/40 (a)	63,486	63,794
4.50%, 1/1/41 – 7/1/44 (a)	250,512	258,194
Series 4444, Class CH, 3.00%, 1/15/41 (a)	10,667	10,650
2.00%, 3/1/51 (a)	244,944	213,139
		723,859
Federal National Mortgage Association 7.00%, 8/1/23 – 12/1/27	35	35
7.50%, 12/1/29 (a)	2,744	2,988
8.00%, 6/1/30	1,571	1,742
8.00%, 9/1/30 (a)	6,128	6,717
7.50%, 2/1/31	7,760	8,304

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
7.00%, 2/1/32 – 6/1/32 (a)	$12,650	$13,975
5.00%, 12/1/34 – 3/1/40	46,479	48,939
Series 2005-19, Class PB, 5.50%, 3/25/35 – 1/1/38 (a)	179,606	190,685
1.91% (LIBOR12M+166bps), 12/1/36 (a) (f)	24,335	24,491
6.00%, 2/1/37 (a)	41,765	45,593
4.50%, 12/1/38 – 5/25/40 (a)	172,099	175,094
Series 2013-33, Class UD, 2.50%, 4/25/39 – 7/1/51 (a)	736,335	669,404
3.50%, 8/1/39 – 12/25/50 (a)	289,388	285,711
3.00%, 6/1/40 – 5/1/48 (a)	444,007	421,637
4.00%, 11/1/43 – 10/1/48 (a)	329,412	331,987
3.50%, 7/1/46	26,975	26,320
4.00%, 6/1/49	8,486	8,458
2.00%, 3/1/51 (a)	273,843	238,285
2.00%, 7/25/52 (g)	500,000	433,728
2.50%, 7/25/52 (g)	700,000	629,176
3.00%, 7/25/52 (g)	400,000	372,360
3.50%, 7/25/52 (g)	300,000	288,472
		4,224,101
Government National Mortgage Association 6.00%, 12/15/33 (a)	7,619	8,289
Total U.S. Government Mortgage-Backed Agencies (Cost $5,457,184)		5,191,038
U.S. Treasury Obligations (4.3%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (a)	665,000	423,003
U.S. Treasury Notes 0.75%, 4/30/26 (a)	230,000	210,827
1.63%, 5/15/31 (a)	288,000	257,310
Total U.S. Treasury Obligations (Cost $929,198)		891,140
Collateral for Securities Loaned (2.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (h)	17,696	17,696
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (h)	8,831	8,831
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (h)	110,143	110,143
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (h)	70,417	70,417
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (h)	46,960	46,960
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (h)	316,610	316,610
Total Collateral for Securities Loaned (Cost $570,657)		570,657
Total Investments (Cost $23,820,876) — 106.0%		22,027,307
Liabilities in excess of other assets — (6.0)%		(1,247,444)
NET ASSETS — 100.00%		$20,779,863

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $2,837,131 and amounted to 13.7% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Zero-coupon bond.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(g)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(h)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	2	9/30/22	$421,585	$420,031	$(1,554)
5-Year U.S. Treasury Note Futures	14	9/30/22	1,556,040	1,571,500	15,460
Euro FX Futures	2	9/19/22	269,025	263,450	(5,575)
Mexican Peso Futures	10	9/19/22	249,050	244,800	(4,250)
Ultra Long Term U.S. Treasury Bond Futures	6	9/21/22	950,459	926,063	(24,396)
					$(20,315)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	11	9/21/22	$1,317,126	$1,303,844	$13,282
Japanese Yen Futures	5	9/19/22	475,000	463,469	11,531
Micro E-Mini S&P 500 Index Futures	29	9/16/22	576,243	549,478	26,765
					$51,578
Total unrealized appreciation					$67,038
Total unrealized depreciation					(35,775)
Total net unrealized appreciation (depreciation)					$31,263

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.9%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 6/18/24 @ 100	$1,815,000	$1,699,611
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 8/15/24 @ 100	434,000	405,548
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,168,000	1,122,664
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 12/16/24 @ 100 (a)	886,000	824,888
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (b)	681,441	662,665
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 2/15/24 @ 100	1,144,000	1,116,291
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 3/15/24 @ 100	1,125,000	1,090,159
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 2/15/24 @ 100	915,000	879,765
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a) (b)	2,200,000	2,085,899
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 6/10/25 @ 100 (a) (b)	731,000	706,131
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 6/15/24 @ 100 (a) (b)	1,230,000	1,183,416
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 9/15/24 @ 100 (a) (b)	1,223,000	1,157,743
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 8/15/25 @ 100 (a) (b)	1,000,000	976,606
Total Asset-Backed Securities (Cost $14,538,914)		13,911,386
Collateralized Mortgage Obligations (11.3%)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48, Callable 9/15/25 @ 100	1,000,000	981,627
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 12/10/25 @ 100	925,000	911,952
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58	489,000	471,992
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 11/10/25 @ 100	509,227	495,610
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	392,000	388,460
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	1,662,000	1,638,570
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	465,000	452,127
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	1,219,000	1,200,027
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 4/15/25 @ 100 (a)	667,000	653,262
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 3/15/26 @ 100	696,000	667,678

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48 (a)	$539,000	$530,680
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 7/15/25 @ 100 (a)	1,280,899	1,259,684
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	848,000	834,826
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 2/10/26 @ 100 (a)	778,000	745,528
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	504,000	494,815
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49, Callable 1/15/26 @ 100	1,321,000	1,288,953
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100	1,938,000	1,907,082
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 (a)	480,433	474,085
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	1,191,000	1,162,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 5/15/49, Callable 3/15/26 @ 100	2,018,000	1,951,555
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100	1,092,000	1,074,809
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 10/15/25 @ 100	1,593,000	1,565,274
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100 (a)	732,000	717,291
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 11/15/25 @ 100 (a)	532,000	525,272
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 7/15/25 @ 100 (a)	573,000	563,914
Total Collateralized Mortgage Obligations (Cost $23,719,525)		22,957,673
Convertible Corporate Bonds (5.0%)
Consumer Discretionary (0.7%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a) (c)	525,000	623,348
Expedia Group, Inc., 2/15/26 (a) (c) (d)	590,000	532,888
Ford Motor Co., 3/15/26 (d)	290,000	265,556
		1,421,792
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)	565,000	1,222,298
Financials (1.3%):
Ares Capital Corp., 4.63%, 3/1/24 (a)	730,000	761,872
Barclays Bank PLC 2/4/25 (a) (d)	270,000	367,165
2/18/25 (d)	230,000	240,764
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a) (b)	800,000	832,584
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	300,000	312,375
		2,514,760

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Health Care (0.6%):
Anthem, Inc., 2.75%, 10/15/42 (a)	$110,000	$754,444
Illumina, Inc., 8/15/23 (a) (c) (d)	530,000	506,568
		1,261,012
Industrials (0.4%):
Southwest Airlines Co., 1.25%, 5/1/25 (a)	710,000	839,483
Information Technology (1.2%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (a) (c)	375,000	411,218
Block, Inc., 0.25%, 11/1/27	195,000	143,584
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a) (c)	730,000	748,980
Vishay Intertechnology, Inc., 2.25%, 6/15/25	225,000	213,181
Western Digital Corp., 1.50%, 2/1/24 (a)	995,000	946,225
		2,463,188
Real Estate (0.2%):
Kite Realty Group LP, 0.75%, 4/1/27 (a) (b)	435,000	392,257
Total Convertible Corporate Bonds (Cost $9,772,984)		10,114,790
Convertible Preferred Stocks (2.3%)
Financials (0.9%):
Bank of America Corp., Series L, 7.25% (a) (e)	655	788,947
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	6,495	379,763
Wells Fargo & Co., Series L, 7.50% (a) (e)	550	668,530
		1,837,240
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	146	193,189
Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	6,815	459,263
Utilities (1.1%):
American Electric Power Co., Inc., 8/15/23, 6.13%	3,530	191,608
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,880	179,528
DTE Energy Co., 11/1/22, 6.25% (a)	10,175	523,198
NextEra Energy, Inc., 3/1/23, 5.28% (a)	14,070	698,576
NiSource, Inc., 3/1/24, 7.75%	1,710	194,461
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	8,901	471,575
		2,258,946
Total Convertible Preferred Stocks (Cost $5,298,410)		4,748,638
Corporate Bonds (36.0%)
Communication Services (1.3%):
CenturyLink, Inc., 6.75%, 12/1/23	$424,000	420,909
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	499,066
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,387,972
Verizon Communications, Inc., 3.38%, 2/15/25 (a)	354,000	351,759
		2,659,706

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (2.7%):
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	$3,027,000	$3,051,821
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,309,296
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100	1,194,000	1,176,162
		5,537,279
Consumer Staples (1.4%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 8/8/22 @ 100 (a) (b)	1,372,000	1,302,947
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	322,000	315,225
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,166,853
		2,785,025
Energy (2.5%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	398,868
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	803,860
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a) (b)	797,000	707,058
HollyFrontier Corp., 2.63%, 10/1/23 (a)	971,000	943,695
Pioneer Natural Resources Co., 0.55%, 5/15/23	1,130,000	1,100,982
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	1,010,000	1,004,051
		4,958,514
Financials (12.3%):
Bank of America Corp. 4.20%, 8/26/24 (a)	1,660,000	1,663,685
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (f)	1,350,000	1,256,269
Capital One Financial Corp. 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	668,234
1.34% (SOFR+69bps), 12/6/24, Callable 12/6/23 @ 100 (f)	1,695,000	1,623,708
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100 (f)	2,052,000	1,937,704
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100 (f)	2,772,000	2,665,444
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/8/22 @ 101.44 (a) (b)	772,000	742,208
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,635,847
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	795,788
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,564,444
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b)	1,488,000	1,484,756
JPMorgan Chase & Co. 2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100 (f)	3,000,000	2,859,390
2.60% (SOFR+92bps), 2/24/26, Callable 2/24/25 @ 100 (f)	933,000	888,253
Morgan Stanley, 0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (f)	2,575,000	2,526,204
Wells Fargo & Co. 0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN (f)	585,000	547,730
2.41% (SOFR+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN (c) (f)	2,077,000	1,980,586
		24,840,250
See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Health Care (4.1%):
Biogen, Inc., 3.63%, 9/15/22	$1,025,000	$1,028,106
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13 (a)	621,000	579,865
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,487,552
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	559,306
Mylan, Inc., 3.13%, 1/15/23 (b)	2,479,000	2,464,498
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 (a) (b)	1,387,000	1,201,641
		8,320,968
Industrials (3.0%):
Air Lease Corp., 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN (a)	2,480,000	2,342,410
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	1,109,615
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 8/8/22 @ 104.31 (a)	725,000	706,389
Southwest Airlines Co., 4.75%, 5/4/23	1,937,000	1,950,152
		6,108,566
Information Technology (3.1%):
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	2,175,000	2,172,803
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,173,000	1,185,082
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	496,000	502,155
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	941,640
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	642,000	546,862
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	990,360
		6,338,902
Materials (1.4%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	858,300
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	2,027,491
		2,885,791
Real Estate (3.1%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	989,550
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	747,600
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	638,000	555,353
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,619,959
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	250,000	249,848
Regency Centers, LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100	1,194,000	1,176,460
Weingarten Realty Investors 3.38%, 10/15/22, Callable 8/8/22 @ 100 (a)	365,000	365,117
3.50%, 4/15/23, Callable 1/15/23 @ 100	497,000	495,703
		6,199,590
Utilities (1.1%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	570,342
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	589,381
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,129,000	1,109,604
		2,269,327
Total Corporate Bonds (Cost $76,103,018)		72,903,918

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.9%)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 9/25/28 @ 100 (a)	$15,386	$14,558
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.84%, 10/25/29, Callable 8/25/23 @ 100 (a) (b) (g)	1,342,035	1,334,101
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 7/25/24 @ 100 (a) (b) (g)	645,477	573,625
Total Residential Mortgage-Backed Securities (Cost $2,008,032)		1,922,284
Yankee Dollars (9.2%)
Communication Services (0.3%):
SES SA, 3.60%, 4/4/23 (b)	503,000	500,374
Consumer Discretionary (1.0%):
Stellantis NV, 5.25%, 4/15/23 (c)	2,048,000	2,060,902
Consumer Staples (2.8%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,346,000	2,357,378
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,391,000	2,384,066
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	833,000	833,383
		5,574,827
Energy (1.6%):
Canadian Natural Resources Ltd. 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,305,000	1,300,850
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,172,094
Ecopetrol SA, 5.88%, 9/18/23 (a)	846,000	845,662
		3,318,606
Financials (1.1%):
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (f)	1,000,000	955,650
The Toronto-Dominion Bank, 2.35%, 3/8/24	1,359,000	1,331,100
		2,286,750
Industrials (0.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	959,112
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	606,000	515,379
		1,474,491
Materials (1.4%):
Anglo American Capital PLC, 3.63%, 9/11/24 (b)	2,880,000	2,826,979
Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (c)	655,000	642,752
Total Yankee Dollars (Cost $19,528,086)		18,685,681

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage-Backed Agencies (3.6%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	$416,814	$439,536
5.50%, 10/25/23 (a)	982	986
7.00%, 9/1/38 (a)	2,268	2,513
Series 4320, Class AP, 3.50%, 7/15/39 (a)	667,579	670,889
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	1,738,297	1,709,319
Series 4444, Class CH, 3.00%, 1/15/41 (a)	195,565	195,247
Series 4049, Class AB, 2.75%, 12/15/41 (a)	15,509	15,500
		3,033,990
Federal National Mortgage Association 6.00%, 2/1/37 (a)	723,978	790,338
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	210,368	208,947
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,450,807	1,471,315
5.00%, 2/1/41 – 10/1/41 (a)	1,616,284	1,703,369
		4,173,969
Total U.S. Government Mortgage-Backed Agencies (Cost $7,420,031)		7,207,959
U.S. Treasury Obligations (20.1%)
U.S. Treasury Notes 2.25%, 3/31/24	23,000,000	22,710,703
0.75%, 11/15/24 (a)	11,579,000	10,976,530
2.75%, 5/15/25	7,000,000	6,946,407
Total U.S. Treasury Obligations (Cost $41,232,522)		40,633,640
Collateral for Securities Loaned (1.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (h)	94,068	94,068
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (h)	46,945	46,945
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (h)	585,495	585,495
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (h)	374,322	374,322
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (h)	249,631	249,631
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (h)	1,683,026	1,683,026
Total Collateral for Securities Loaned (Cost $3,033,487)		3,033,487
Total Investments (Cost $202,655,009) — 96.8%		196,119,456
Other assets in excess of liabilities — 3.2%		6,552,107
NET ASSETS — 100.00%		$202,671,563

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $28,327,909 and amounted to 14.0% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Zero-coupon bond.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(g)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2022.

(h)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	116	9/30/22	$24,451,928	$24,361,812	$(90,116)
Euro FX Futures	21	9/19/22	2,827,300	2,766,225	(61,075)
Mexican Peso Futures	98	9/19/22	2,440,302	2,399,040	(41,262)
					$(192,453)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	22	9/21/22	$2,634,252	$2,607,688	$26,564
5-Year U.S. Treasury Note Futures	78	9/30/22	8,810,073	8,755,500	54,573
Japanese Yen Futures	48	9/19/22	4,559,999	4,449,300	110,699
Micro E-Mini S&P 500 Index Futures	130	9/16/22	2,549,057	2,463,175	85,882
Ultra Long Term U.S. Treasury Bond Futures	4	9/21/22	633,611	617,375	16,236
					$293,954
Total unrealized appreciation					$293,954
Total unrealized depreciation					(192,453)
Total net unrealized appreciation (depreciation)					$101,501

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2022 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 38	5.00%	6/20/27	Quarterly	5.76%	$7,920,000	$(235,751)	$306,813	$(542,564)
						$(235,751)	$306,813	$(542,564)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.6%)
Communication Services (0.5%):
Altice USA, Inc., Class A (a)	38,825	$359,131
iHeartMedia, Inc., Class A (a)	30,500	240,645
Nexstar Media Group, Inc., Class A	1,481	241,225
Sinclair Broadcast Group, Inc., Class A	17,500	357,000
		1,198,001
Consumer Discretionary (0.0%): (b)
Men's Wearhouse, Inc.	31,563	59,591
Health Care (0.1%):
Surgery Partners, Inc. (a)	9,390	271,559
Total Common Stocks (Cost $2,143,123)		1,529,151
Senior Secured Loans (20.0%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 4.49% (SOFR01M+325bps), 1/27/29 (c)	$2,250,000	2,126,250
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (c)	2,200,000	2,018,500
Air Methods Corp., Initial Term Loans, First Lien, 4.51% (LIBOR03M+350bps), 4/21/24 (c)	1,948,718	1,722,783
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 6.45% (SOFR01M+525bps), 1/27/27 (c)	3,000,000	2,564,670
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.30% (SOFR03M+650bps), 2/14/27 (c)	2,715,625	2,253,969
CP Altas Buyer, Inc., Term B Loans, First Lien, 4.81% (LIBOR01M+375bps), 11/23/27 (c)	1,985,319	1,737,988
Dayco Products LLC, Term Loans, First Lien, 5.82% (LIBOR03M+425bps), 5/19/24 (c)	950,000	859,408
Diamond Sports Group LLC, Term Loan, First Lien, 9.18% (SOFR01M+800bps), 5/25/26 (c)	522,314	518,830
Diamond Sports Group LLC, Term Loan, Second Lien, 4.43% (SOFR01M+325bps), 8/24/26 (c)	7,039,625	1,642,556
Envision Healthcare Corp., Initial Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 10/10/25 (c)	3,105,538	1,021,722
Great Outdoors Group LLC, Term B1, First Lien, 4.81% (LIBOR01M+375bps), 3/5/28 (c)	3,600,294	3,272,667
Intelsat Jackson Holdings SA, Term B loan, First Lien, 4.67% (SOFR06M+425bps), 2/1/29 (c)	3,088,484	2,825,407
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.96% (LIBOR03M+475bps), 6/30/28 (c)	1,574,568	1,094,324
Knight Health Holdings LLC, Term B Loans, First Lien, 6.31% (LIBOR01M+525bps), 12/17/28 (c)	3,980,000	3,263,600
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 6.32% (LIBOR03M+475bps), 12/15/24 (c)	805,183	793,105
LifeScan Global Corp., Initial Term Loan, First Lien, 6.96% (LIBOR03M+600bps), 10/1/24 (c)	3,815,758	3,313,337
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.87% (LIBOR01M+425bps), 11/24/28 (c)	4,477,500	4,411,949

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.26% (LIBOR03M+325bps), 2/25/28 (c)	$4,446,231	$4,181,547
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	1,662,438	1,560,197
Radiology Partners, Inc., Term Loan New, First Lien, 5.89% (LIBOR01M+425bps), 7/9/25 (c)	2,000,000	1,787,000
SWF Holdings Corp. I, Initial Term Loans, First Lien, 5.60% (LIBOR01M+400bps), 10/6/28 (c)	2,339,125	1,915,159
Team Health Holdings, Inc., Facility Extending TLB, First Lien, 6.28% (SOFR01M+525bps), 2/17/27 (c)	2,296,540	1,920,482
The Men's Wearhouse LLC, Term Loan, First Lien, 9.29% (LIBOR03M+800bps), 12/1/25 (c)	1,697,574	1,614,817
The Michaels Cos., Inc., Term B Loans, First Lien, 5.26% (LIBOR03M+425bps), 4/15/28 (c)	3,963,722	3,254,652
Traverse Midstream Partners LLC, Advance, First Lien, 5.38% (SOFR03M+425bps), 9/27/24 (c)	43,514	41,411
Traverse Midstream Partners LLC, Advance, First Lien, 5.95% (SOFR06M+425bps) (c)	1,853,117	1,763,556
United Airlines, Inc., Class B Term Loans, First Lien, 5.39% (LIBOR01M+375bps), 4/21/28 (c)	1,481,250	1,372,941
Total Senior Secured Loans (Cost $62,461,566)		54,852,827
Corporate Bonds (67.3%)
Communication Services (13.0%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 7/22/22 @ 104.88 (d) (e)	3,500,000	2,126,705
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (e)	2,000,000	1,605,540
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (e)	5,500,000	4,001,360
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/8/22 @ 103.38 (d) (e)	4,960,000	4,571,235
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (e)	4,200,000	2,245,404
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (e)	3,250,000	2,777,288
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (e)	2,750,000	2,152,672
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/22/22 @ 104.19 (d)	4,510,000	3,603,941
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/18/22 @ 104.22 (e)	4,000,000	3,693,000
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (d) (e)	1,600,000	1,277,376
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (e)	3,500,000	2,590,245
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	3,000,000	2,837,130
Univision Communications, Inc., 5.13%, 2/15/25, Callable 7/18/22 @ 100.85 (e)	2,500,000	2,358,100
		35,839,996
Consumer Discretionary (12.8%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (e)	1,800,000	1,643,994
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (e)	4,750,000	3,993,848
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5 (d)	4,100,000	3,283,690
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	2,000,000	1,580,200
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 8/8/22 @ 104.25 (e)	4,000,000	3,869,240
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (e)	2,050,000	1,310,770

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (e)	$4,000,000	$3,594,680
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (e)	550,000	364,188
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,233,687
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75 (e)	900,000	745,182
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (e)	3,600,000	3,247,884
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (e)	2,000,000	1,427,240
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (e)	3,800,000	2,635,946
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (e)	3,000,000	2,551,410
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 7/22/22 @ 109.75 (e)	2,700,000	2,770,038
		35,251,997
Consumer Staples (1.4%):
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (e)	1,000,000	821,020
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (e)	1,370,000	1,157,910
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (e)	2,800,000	1,990,016
		3,968,946
Energy (6.7%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (e)	3,450,000	3,093,960
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (e)	750,000	765,615
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 8/8/22 @ 102.31 (d) (e)	3,500,000	3,406,165
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 8/8/22 @ 103.5 (e)	2,500,000	2,418,875
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (e)	4,776,000	4,288,609
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	3,750,000	3,178,163
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	1,350,000	1,339,942
		18,491,329
Financials (6.5%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (e)	1,500,000	1,238,655
BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27, Callable 4/1/23 @ 102 (e)	1,450,000	891,909
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (e)	2,200,000	1,822,436
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (e)	1,950,000	1,562,048
Gray Television, Inc., 7.00%, 5/15/27, Callable 7/18/22 @ 105.25 (e)	3,000,000	2,890,980
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (d) (e)	4,100,000	2,863,686
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/8/22 @ 105.31 (e)	4,390,000	1,701,125
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (d) (e)	4,800,000	3,019,440
White Capital Parent LLC, 8.25%, 3/15/26, Callable 8/8/22 @ 102 (e)	2,100,000	1,766,898
		17,757,177
Health Care (6.4%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/8/22 @ 100 (d) (e)	3,125,000	2,045,094
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (e)	2,250,000	1,171,440
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (d) (e)	5,450,000	3,328,806

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69 (e)	$3,500,000	$2,570,260
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e)	3,685,000	2,769,351
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/22/22 @ 100 (d) (e)	3,250,000	2,289,885
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (e)	4,000,000	3,441,960
		17,616,796
Industrials (13.5%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/8/22 @ 100 (e)	1,450,000	1,119,603
American Airlines, Inc., 11.75%, 7/15/25 (e)	3,500,000	3,622,465
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (e)	1,850,000	1,579,530
Aramark Services, Inc., 6.38%, 5/1/25, Callable 8/8/22 @ 103.19 (e)	3,000,000	2,938,200
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06 (e)	3,000,000	1,932,240
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (e)	2,800,000	2,135,644
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (e)	3,000,000	2,946,330
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (e)	2,050,000	1,723,722
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (e)	2,000,000	1,600,320
SRS Distribution, Inc. 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (e)	1,125,000	886,568
6.00%, 12/1/29, Callable 12/1/24 @ 103 (e)	3,000,000	2,353,320
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (e)	5,000,000	3,851,200
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	3,325,000	2,676,858
Triumph Group, Inc., 6.25%, 9/15/24, Callable 8/8/22 @ 101.56 (e)	3,525,000	3,149,552
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (e)	3,000,000	2,338,320
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (e)	2,250,000	2,224,642
		37,078,514
Information Technology (1.7%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81 (e)	1,250,000	1,085,575
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (d) (e)	3,750,000	3,615,975
		4,701,550
Materials (3.1%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	3,000,000	2,352,420
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (e)	1,800,000	1,648,566
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 8/8/22 @ 100 (e)	2,700,000	2,578,986
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81 (e)	2,250,000	1,804,770
		8,384,742
Real Estate (1.2%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 7/22/22 @ 103.75 (e)	3,371,000	3,185,359
Utilities (1.0%):
Calpine Corp., 5.13%, 3/15/28, Callable 3/15/23 @ 102.56 (e)	3,000,000	2,660,460
Total Corporate Bonds (Cost $226,116,182)		184,936,866

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Yankee Dollars (7.8%)
Communication Services (1.4%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81 (e)	$6,050,000	$3,767,093
Consumer Discretionary (0.7%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (e)	2,000,000	1,811,280
Energy (0.6%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (d) (e)	1,800,000	1,791,018
Industrials (2.7%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/22 @ 103.94 (d) (e)	4,500,000	3,745,440
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19 (e)	4,750,000	3,802,043
		7,547,483
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (e)	2,500,000	1,988,850
Materials (1.7%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/8/22 @ 101.94 (e)	2,000,000	1,846,740
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (e)	3,900,000	2,814,942
		4,661,682
Total Yankee Dollars (Cost $26,324,984)		21,567,406
Collateral for Securities Loaned (11.0%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (f)	939,874	939,874
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (f)	469,044	469,044
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (f)	5,849,917	5,849,917
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (f)	3,740,007	3,740,007
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (f)	2,494,163	2,494,163
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (f)	16,815,802	16,815,802
Total Collateral for Securities Loaned (Cost $30,308,807)		30,308,807
Total Investments (Cost $347,354,662) — 106.7%		293,195,057
Liabilities in excess of other assets — (6.7)%		(18,530,387)
NET ASSETS — 100.00%		$274,664,670

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(d)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $183,418,241 and amounted to 66.8% of net assets.

(f)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR01M — 1 Month SOFR, rate disclosed as of June 30, 2022

SOFR03M — 3 Month SOFR, rate disclosed as of June 30, 2022

SOFR06M — 6 Month SOFR, rate disclosed as of June 30, 2022

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.1%)
Arkansas (1.6%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$580,600
University of Central Arkansas Revenue, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	198,179
		778,779
California (1.0%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, 4.00%, 5/1/52, Continuously Callable @100	500,000	478,542
Colorado (2.6%):
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable @103	750,000	639,377
Gold Hill Mesa Metropolitan, GO, 5.50%, 12/1/47, Continuously Callable @100	585,000	641,863
		1,281,240
Connecticut (4.2%):
Connecticut Health and Educational Facilities Authority Revenue, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,091,642
Florida (9.7%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100	400,000	401,440
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	500,000	404,655
County of Miami-Dade Seaport Department Revenue, 4.00%, 10/1/50, Continuously Callable @100	500,000	457,228
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	500,000	509,104
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100	500,000	445,613
Miami-Dade County Public Facilities Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,118,098
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	500,000	438,481
		4,774,619
Georgia (2.0%):
Appling County Development Authority Revenue, 0.74%, 9/1/41, Continuously Callable @100 (a)	450,000	450,000
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable @100 (b)	500,000	542,075
		992,075
Guam (2.1%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,029,069
Illinois (21.6%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100 (c)	2,275,000	2,411,343
Chicago Transit Authority Sales Tax Receipts Revenue, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,503,315

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Wastewater Transmission Revenue Series A, 5.00%, 1/1/47, Continuously Callable @100	$1,000,000	$1,035,740
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,038,007
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,038,337
Illinois, GO, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,052,054
Sales Tax Securitization Corp. Revenue, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,602,111
		10,680,907
Indiana (1.1%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100	500,000	524,169
Iowa (0.7%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	362,577
Kansas (0.4%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (d)	200,000	193,626
Maryland (0.5%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	250,000	251,936
Massachusetts (1.8%):
University of Massachusetts Building Authority Revenue 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	234,802
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @100	410,000	428,483
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	190,000	202,783
		866,068
Michigan (0.9%):
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100	500,000	433,299
Missouri (2.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (d)	1,150,000	1,076,463
New Jersey (7.5%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100 (c)	885,000	936,393
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,077,079
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	167,011
Tobacco Settlement Financing Corp. Revenue, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,535,645
		3,716,128
New York (13.2%):
City of New York, GO, Series 2, 1.25%, 4/1/42, Continuously Callable @100 (a)	700,000	700,000
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,607,061

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	$500,000	$440,018
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,339
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (d) (e)	330,000	285,699
Port Authority of New York & New Jersey Revenue, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,021,160
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable @100	200,000	217,814
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,079,858
		6,551,949
North Carolina (4.7%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,640,187
North Carolina Medical Care Commission Revenue Series A, 4.00%, 9/1/50, Continuously Callable @100	500,000	413,547
Series A, 4.00%, 10/1/50, Continuously Callable @103	350,000	292,593
		2,346,327
Ohio (6.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	900,000	847,539
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	507,409
County of Hardin Economic Development Facilities Revenue, 5.00%, 5/1/30, Continuously Callable @103	350,000	346,123
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,420,767
		3,121,838
Pennsylvania (4.7%):
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,060,315
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,274,045
		2,334,360
Texas (3.9%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	500,000	416,787
Port of Port Arthur Navigation District Revenue Series A, 0.80%, 4/1/40, Continuously Callable @100 (a)	800,000	800,000
Series B, 0.80%, 4/1/40, Continuously Callable @100 (a)	200,000	200,000
Series C, 0.82%, 4/1/40, Continuously Callable @100 (a)	500,000	500,000
		1,916,787
Utah (3.6%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (d)	368,503	369,322
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	198,493

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously Callable @100 (d)	$250,000	$252,378
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	977,350
		1,797,543
Wisconsin (0.8%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously Callable @103	500,000	420,016
Total Municipal Bonds (Cost $50,220,482)		48,019,959
Exchange-Traded Funds (2.7%)
VanEck Vectors High-Yield Municipal Index ETF	25,000	1,346,250
Total Exchange-Traded Funds (Cost $1,383,097)		1,346,250
Total Investments (Cost $51,603,579) — 99.8%		49,366,209
Other assets in excess of liabilities — 0.2%		81,414
NET ASSETS — 100.00%		$49,447,623

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(c)  All or a portion of this security has been segregated as collateral for delayed delivered and/or when-issued securities.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $2,177,488 and amounted to 4.4% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.6% of net assets.

ETF — Exchange-Traded Fund

GO — General Obligation

IDA — Industrial Development Authority

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.9%)
Arizona (6.5%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100 (a)	$500,000	$397,182
4.00%, 12/15/51, Continuously Callable @100 (a)	700,000	572,027
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	280,000	233,059
Maricopa County IDA Revenue, 4.00%, 10/15/47, Continuously Callable @104 (a)	500,000	430,041
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100 (a)	1,000,000	755,723
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (a)	500,000	404,990
		2,793,022
California (0.5%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	195,000	214,554
Delaware (1.0%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously Callable @100	500,000	415,461
District of Columbia (0.5%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, 6.50%, 5/15/33	195,000	202,122
Florida (7.6%):
Escambia County Health Facilities Authority Revenue, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	745,956
Florida Development Finance Corp. Revenue, 4.00%, 7/1/55, Continuously Callable @100	500,000	394,677
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @100 (a)	500,000	407,263
Seminole County IDA Revenue, 4.00%, 6/15/56, Continuously Callable @100 (a)	705,000	564,519
Sumter County Village Community Development District No. 10 Special Assessment Revenue, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,145,000	1,163,289
		3,275,704
Georgia (3.5%):
Development Authority of Heard County Revenue, 0.93%, 9/1/26, Continuously Callable @100 (b)	1,500,000	1,500,000
Illinois (11.5%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,589,896
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,038,337
Illinois, GO 5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,023,986
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,276,770
		4,928,989

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Indiana (3.4%):
Indiana Finance Authority Revenue 4.13%, 12/1/26	$1,000,000	$982,453
Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	466,662
		1,449,115
Iowa (1.9%):
Iowa Finance Authority Revenue Series A, 5.00%, 5/15/48, Continuously Callable @100	500,000	468,253
Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	362,578
		830,831
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (a)	200,000	193,626
Maryland (0.4%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable @100	200,000	167,099
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @105 (a)	300,000	309,427
Minnesota (0.7%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103	400,000	316,484
Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (a)	500,000	468,027
New Hampshire (2.4%):
New Hampshire Business Finance Authority Revenue 4.00%, 1/1/51, Continuously Callable @103	500,000	408,336
Series B, 3.75%, 7/1/45, (Put Date 7/2/40) (a) (c)	750,000	632,357
		1,040,693
New Jersey (3.2%):
New Jersey Economic Development Authority Revenue, Series S, 4.00%, 6/15/50, Continuously Callable @100	450,000	409,947
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	525,130
New Jersey Transportation Trust Fund Authority Revenue, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	417,529
		1,352,606
New Mexico (2.1%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	500,000	450,536
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (a)	500,000	431,874
		882,410

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
New York (10.0%):
Build NYC Resource Corp. Revenue 4.00%, 6/15/51, Continuously Callable @100	$500,000	$398,772
Series A, 5.00%, 6/15/51, Continuously Callable @100 (a)	100,000	99,231
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25	500,000	488,419
Metropolitan Transportation Authority Revenue Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	365,000	395,292
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	440,018
New York State Dormitory Authority Revenue 6.00%, 7/1/40, Continuously Callable @100 (a) (d)	1,000,000	865,753
4.00%, 7/1/40, Continuously Callable @100	200,000	189,654
New York Transportation Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	750,000	753,043
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	250,000	235,790
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable @100 (a)	500,000	402,533
		4,268,505
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable @103	250,000	227,821
North Dakota (2.1%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	911,297
Ohio (3.7%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	941,710
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103	500,000	451,800
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable @100	225,000	210,262
		1,603,772
Oregon (1.8%):
Clackamas County Hospital Facility Authority Revenue Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	469,586
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	94,143
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable @103	250,000	209,367
		773,096
Pennsylvania (2.4%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100	500,000	440,585
Pennsylvania Economic Development Financing Authority Revenue, 9.00%, 4/1/51, (Put Date 4/13/28) (a) (c)	500,000	568,952
		1,009,537

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
South Carolina (4.5%):
County of Richland SC Special Assessment, 3.63%, 11/1/31, Continuously Callable @103 (a)	$290,000	$244,011
Lancaster County Walnut Creek Improvement District Assessment Refunding Revenue, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,688,505
		1,932,516
South Dakota (0.8%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 8/8/22 @ 100 (a)	335,000	335,033
Texas (4.6%):
City of Houston Texas Airport System Revenue, Series C, 4.00%, 7/15/41, Continuously Callable @100	750,000	630,748
Port of Port Arthur Navigation District Revenue, Series A, 0.80%, 4/1/40, Continuously Callable @100 (b)	300,000	300,000
Texas Private Activity Bond Surface Transportation Corp. Revenue, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,042,526
		1,973,274
Utah (8.0%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	1,299,653	1,302,542
Military Installation Development Authority Revenue Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	198,493
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	250,000	178,686
Utah Charter School Finance Authority Revenue 2.75%, 4/15/50, Continuously Callable @100	525,000	349,918
Series A, 5.63%, 6/15/42, Continuously Callable @100 (a)	250,000	252,378
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,160,236
		3,442,253
Vermont (1.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	500,000	400,865
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	250,000	257,362
		658,227
West Virginia (2.4%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (a)	1,000,000	1,049,165
Wisconsin (7.1%):
Public Finance Authority Revenue 4.00%, 4/1/52, Continuously Callable @100 (a)	500,000	408,628
Series A, 4.25%, 12/1/51, Continuously Callable @100 (a)	500,000	429,639
Series A, 5.25%, 3/1/55, Continuously Callable @100 (a)	500,000	458,007
Series A, 5.00%, 7/1/55, Continuously Callable @100 (a)	500,000	466,805
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (a)	500,000	421,962

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue 4.00%, 1/1/47, Continuously Callable @103	$500,000	$420,016
4.00%, 12/1/51, Continuously Callable @100	500,000	422,059
		3,027,116
Total Municipal Bonds (Cost $46,252,276)		41,551,782
Exchange-Traded Funds (1.2%)
VanEck Vectors High-Yield Municipal Index ETF	10,000	538,500
Total Exchange-Traded Funds (Cost $550,297)		538,500
Total Investments (Cost $46,802,573) — 98.1%		42,090,282
Other assets in excess of liabilities — 1.9%		808,512
NET ASSETS — 100.00%		$42,898,794

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $12,871,695 and amounted to 30.0% of net assets.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Put Bond.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 2.0% of net assets.

ETF — Exchange-Traded Fund

GO — General Obligation

IDA — Industrial Development Authority

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%) (a)
Consumer Discretionary (0.0%):
Men's Wearhouse, Inc.	51,299	$96,853
Total Common Stocks (Cost $192,371)		96,853
Warrants (0.0%) (a)
Communication Services (0.0%):
Cineworld	377,856	39,090
Total Warrants (Cost $—)		39,090
Senior Secured Loans (92.4%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 4.49% (SOFR01M+325bps), 1/27/29 (b)	$27,500,000	25,987,500
84 Lumber Co., Term B-1 Loans, First Lien, 4.06% (LIBOR01M+300bps), 11/13/26 (b)	8,789,940	8,380,680
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.81% (LIBOR03M+475bps), 4/20/28 (b)	34,334,127	32,690,895
Academy Ltd., Refinancing Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 11/6/27 (b)	8,133,882	7,717,020
Accelerated Health Systems LLC, Initial Term B Loans, First Lien, 4.91% (SOFR06M+425bps), 2/2/29 (b)	15,000,000	14,203,200
ACProducts, Inc., Initial Term Loans, First Lien, 4.75% (LIBOR06M+425bps), 5/17/28 (b)	33,692,318	25,943,085
Acrisure LLC, 2021-1 Additional Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 2/15/27 (b)	1,488,750	1,390,120
Acrisure LLC, 2021-2 Additional Term Loan, First Lien, 5.31% (LIBOR01M+425bps), 2/15/27 (b)	3,980,000	3,747,847
Acrisure LLC, Term Loan B 2020, First Lien, 4.56% (LIBOR01M+350bps), 2/15/27 (b)	15,180,269	13,889,947
Adient US LLC, Term B-1 Loans, First Lien, 4.31% (LIBOR01M+325bps), 4/8/28 (b)	4,987,406	4,629,958
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (b)	33,000,000	30,277,500
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.31% (LIBOR01M+425bps), 3/14/25 (b)	7,812,654	7,251,158
Air Methods Corp., Initial Term Loans, First Lien, 4.51% (LIBOR03M+350bps), 4/21/24 (b)	19,545,464	17,279,363
Albaugh LLC, Term Loan B, First Lien, 4.75% (SOFR03M+375bps), 12/21/24 (b)	16,000,000	15,240,000
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.52% (LIBOR03M+350bps), 10/8/27 (b)	11,616,646	11,014,091
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.75% (LIBOR01M+350bps) (b)	145,849	138,283
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 4.56% (LIBOR01M+350bps), 8/17/28 (b)	10,939,925	10,379,254
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 3.88% (LIBOR01M+225bps), 4/6/24 (b)	4,457,887	4,313,005

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 4.56% (LIBOR01M+350bps), 3/23/25 (b)	$21,587,108	$19,482,365
Anchor Packaging LLC, Initial Term Loans, First Lien, 5.06% (LIBOR01M+400bps), 7/18/26 (b)	6,887,101	6,525,529
Apex Tool Group LLC, Initial Term Loan, First Lien, 6.43% (SOFR01M+525bps), 2/8/29 (b)	11,491,862	10,080,546
AT home Group, Inc., Initial Term Loan, First Lien, 4.97% (LIBOR03M+400bps), 7/23/28 (b)	27,667,322	21,317,672
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien, 4.63% (SOFR01M+350bps), 3/16/29 (b)	2,992,500	2,857,837
AZZ, Inc., Initial Term Loan, First Lien, 5.28% (SOFR01M+425bps), 5/6/29 (b)	13,000,000	12,382,500
Bally's Corp., Term B Facility Loans, First Lien, 4.37% (LIBOR01M+325bps), 10/1/28 (b)	14,925,000	13,817,267
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 6.45% (SOFR01M+525bps), 1/27/27 (b)	28,000,000	23,936,920
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.26% (LIBOR01M+425bps), 6/21/24 (b)	60,026	51,723
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.43% (LIBOR03M+425bps), 6/21/24 (b)	7,543,285	6,499,822
Brookfield Property REIT, Inc., Initial Term B Loans, First Lien, 3.63% (SOFR01M+250bps), 8/24/25 (b)	7,824,700	7,483,778
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 10.46% (LIBOR03M+900bps), 5/15/26 (b)	3,000,000	1,642,500
Caesars Resort Collection LLC, 1st Lien Term Loan B, 3.81% (LIBOR01M+275bps), 12/22/24 (b)	2,992,167	2,875,592
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 4.56% (LIBOR01M+350bps), 6/19/25 (b)	7,867,387	7,566,460
Calpine Corp., 2020 Term Loans, First Lien, 3.56% (LIBOR01M+250bps), 12/16/27 (b)	1,450,192	1,375,376
Chariot Buyer LLC, Initial Term Loans, First Lien, 4.51% (LIBOR03M+350bps), 11/3/28 (b)	12,935,000	11,652,236
Chassix, Inc., Term Loan B, First Lien, 7.56% (LIBOR06M+550bps), 11/10/23 (b)	2,001,299	1,691,097
Chassix, Inc., Term Loan B, First Lien, 7.06% (LIBOR03M+550bps), 11/10/23 (b)	1,804,268	1,524,607
Cinemark USA, Inc., Term Loan B, First Lien, 3/29/25 (c) (d)	3,989,349	3,747,754
Clarios Global LP, Term B-1, First Lien, 4.31% (LIBOR01M+325bps), 4/30/26 (b)	7,659,794	7,133,183
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8/21/26 (c) (d)	5,000,000	4,281,250
Clydesdale Acquisition Holdings LLC, Term B Loans, First Lien, 5.38% (SOFR01M+425bps), 4/13/29 (b)	18,000,000	16,793,460
Consolidated Communications, Inc., 2020 Term B-1, First Lien, 4.56% (LIBOR01M+350bps), 10/2/27 (b)	13,644,610	12,030,043
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 4.57% (LIBOR01M+325bps), 4/12/28 (b)	16,602,281	13,696,882
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.30% (SOFR03M+650bps), 2/14/27 (b)	16,787,500	13,933,625

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
CP Altas Buyer, Inc., Term B Loans, First Lien, 4.81% (LIBOR01M+375bps), 11/23/27 (b)	$28,847,013	$25,253,252
CPM Holdings, Inc., 2nd Lien Initial Term Loans, Second Lien, 9.31% (LIBOR01M+825bps), 11/16/26 (b)	1,595,960	1,524,141
CPM Holdings, Inc., Initial Term Loans, First Lien, 4.56% (LIBOR01M+350bps), 11/17/25 (b)	2,894,987	2,752,409
CSC Holdings LLC, October 2018 Incremental Term Loans, First Lien, 3.57% (LIBOR01M+225bps), 1/15/26 (b)	3,000,000	2,784,390
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR06M+375bps), 3/31/26 (b)	19,164,544	18,234,297
Dayco Products LLC, Term Loans, First Lien, 5.82% (LIBOR03M+425bps), 5/19/24 (b)	11,049,141	9,995,495
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 3.56% (LIBOR01M+250bps), 2/1/24 (b)	24,000,000	23,352,000
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 10/20/27 (b)	27,911,595	27,710,910
Diamond Sports Group LLC, Term Loan, First Lien, 9.18% (SOFR01M+800bps), 5/25/26 (b)	1,456,035	1,446,323
Diamond Sports Group LLC, Term Loan, Second Lien, 4.43% (SOFR01M+325bps), 8/24/26 (b)	19,901,156	4,643,537
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 4.51% (LIBOR03M+350bps), 4/8/26 (b)	2,771,311	2,548,220
Entercom Media Corp., New Term Loan, First Lien, 4.13% (LIBOR01M+250bps), 11/17/24 (b)	19,706,476	17,415,599
Envision Healthcare Corp., Initial Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 10/10/25 (b)	14,161,251	4,659,052
Eyemart Express LLC, Term B-1 Loan, First Lien, 5.13% (LIBOR03M+300bps), 8/5/27 (b)	27,016,859	25,328,305
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 5.53% (SOFR01M+400bps), 1/27/29 (b)	22,443,750	20,639,946
First Brands Group LLC, 2021 Term Loans, First Lien, 6.03% (SOFR03M+500bps), 3/24/27 (b)	6,426,193	6,079,179
Froneri International Ltd., Facility B2 Loan, First Lien, 3.31% (LIBOR01M+225bps), 1/31/27 (b)	2,870,001	2,634,432
Frontier Communications Corp., Refinancing Term Loans, First Lien, 4.81% (LIBOR03M+375bps), 10/8/27 (b)	15,844,773	14,791,096
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 3.56% (LIBOR01M+250bps), 3/31/27 (b)	10,873,722	10,237,610
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.25% (LIBOR03M+425bps), 10/2/25 (b)	10,854,774	10,074,642
Graham Packaging Co., Inc., New Term Loans, First Lien, 4.06% (LIBOR01M+300bps), 8/4/27 (b)	15,659,407	14,654,543
Great Outdoors Group LLC, Term B1, First Lien, 4.81% (LIBOR01M+375bps), 3/5/28 (b)	23,050,825	20,953,200
Harbor Purchaser, Inc., 6.28% (SOFR01M+525bps), 4/4/29 (b)	22,000,000	19,841,360
Hertz Corp., Initial Term B Loans, First Lien, 4.31% (LIBOR01M+325bps), 6/30/28 (b)	29,374,150	27,601,127
Hertz Corp., Initial Term C Loan, First Lien, 4.31% (LIBOR01M+325bps), 6/30/28 (b)	5,591,816	5,254,294

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Hillman Group, Inc., Initial Delayed Draw Term Loan, First Lien, 4.39% (LIBOR01M+275bps), 2/24/28 (b) (d) (e)	$1,020,660	$953,041
Hillman Group, Inc., Initial Term Loans, First Lien, 4.39% (LIBOR01M+275bps), 7/14/28 (b)	4,231,833	3,951,474
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.58% (LIBOR03M+375bps), 11/10/28 (b)	13,512,964	12,724,753
Hub International Ltd., Term Loan B, First Lien, 4.21% (LIBOR03M+300bps), 4/25/25 (b)	10,153,846	9,594,369
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 4.84% (SOFR03M+350bps), 2/9/29 (b)	20,000,000	17,162,600
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 4.31% (LIBOR01M+325bps), 5/1/26 (b)	6,975,912	6,478,878
iHeartCommunications, Inc., Term Loans, First Lien, 4.06% (LIBOR01M+300bps), 5/1/26 (b)	33,258,671	30,819,813
Innio North America Holding, Inc., Facility B USD, First Lien, 4.22% (LIBOR03M+325bps), 11/6/25 (b)	8,802,566	8,487,171
Intelsat Jackson Holdings SA, Term B loan, First Lien, 4.67% (SOFR06M+425bps), 2/1/29 (b)	30,250,905	27,674,133
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 2/15/25 (b)	19,464,477	18,326,973
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.96% (LIBOR03M+475bps), 6/30/28 (b)	18,351,300	12,754,154
Knight Health Holdings LLC, Term B Loans, First Lien, 6.31% (LIBOR01M+525bps), 12/17/28 (b)	23,382,500	19,173,650
LBM Acquisition LLC, Initial Term Loan, First Lien, 4.81% (LIBOR01M+375bps), 12/17/27 (b) (d)	24,465,342	19,992,833
Leslie's Poolmart, Inc., Term Loan B, First Lien, 3.02% (LIBOR06M+250bps), 3/9/28 (b)	17,335,694	16,443,600
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 6.32% (LIBOR03M+475bps), 12/15/24 (b)	12,796,530	12,604,582
Lifepoint Health, Inc., Term B Loans, First Lien, 4.81% (LIBOR01M+375bps), 11/16/25 (b)	13,231,875	12,320,067
LifeScan Global Corp., Initial Term Loan, First Lien, 6.96% (LIBOR03M+600bps), 10/1/24 (b)	21,698,568	18,841,518
LifeScan Global Corp., Initial Term Loan, Second Lien, 10.46% (LIBOR03M+950bps), 6/19/25 (b)	3,750,000	3,300,000
LSF11 A5 Holdco LLC, Term Loans, First Lien, 4.55% (SOFR01M+350bps), 10/15/28 (b)	13,965,000	13,031,160
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.87% (LIBOR01M+425bps), 11/24/28 (b)	28,795,998	28,374,425
Madison IAQ LLC, Initial Term Loans, First Lien, 4.89% (LIBOR06M+325bps), 6/16/28 (b)	20,295,000	18,434,557
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 5.55% (LIBOR06M+475bps), 7/30/28 (b)	21,614,287	19,524,834
MHI Holdings LLC, Initial Term Loans, First Lien, 6.06% (LIBOR01M+500bps), 9/20/26 (b)	7,531,670	7,173,915
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 7.31% (LIBOR03M+525bps), 6/20/27 (b)	25,000,000	24,650,000

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Momentive Performance Materials, Inc., Initial Dollar Term Loan, First Lien, 4.31% (LIBOR01M+325bps), 5/15/24 (b)	$8,622,688	$8,313,738
Navicure, Inc., Initial Term Loans, First Lien, 5.06% (LIBOR01M+400bps), 10/23/26 (b)	10,832,690	10,250,433
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 4.22% (LIBOR03M+325bps), 10/1/25 (b)	11,717,136	11,405,343
Packaging Coordinators Midco, Inc., Term B Loans, First Lien, 4.76% (LIBOR03M+375bps), 12/1/27 (b)	13,053,361	12,308,275
Padagis LLC, Term B Loans, First Lien, 5.72% (LIBOR03M+475bps), 7/6/28 (b)	3,000,000	2,752,500
Park River Holdings, Inc., Initial Term Loans, First Lien, 4.22% (LIBOR03M+325bps), 1/20/28 (b)	9,899,952	8,056,086
Peraton Corp., Term B Loans, First Lien, 4.81% (LIBOR01M+375bps), 2/1/28 (b)	11,150,543	10,447,613
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.26% (LIBOR03M+325bps), 2/25/28 (b)	35,515,318	33,401,091
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	28,561,737	26,805,190
PG&E Corp., Term Loans, First Lien, 4.06% (LIBOR01M+300bps), 6/23/25 (b)	10,794,774	10,152,485
Phoenix Newco, Inc., Initial Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 11/15/28 (b)	4,950,000	4,638,150
Presidio Holdings, Inc., Term Loan B, First Lien, 4.74% (LIBOR03M+350bps), 12/19/26 (b)	6,620,829	6,251,188
Presidio Holdings, Inc., Term Loan B, First Lien, 4.56% (LIBOR01M+350bps), 12/19/26 (b)	311,236	293,859
Radiology Partners, Inc., Term Loan New, First Lien, 5.89% (LIBOR01M+425bps), 7/9/25 (b)	26,451,802	23,634,685
Renaissance Holding Corp., Second Incremental Term Loans, First Lien, 5.58% (SOFR01M+450bps), 3/16/27 (b)	2,500,000	2,381,250
Rent-A-Center, Facility Term Loan B2, First Lien, 4.31% (LIBOR01M+325bps), 2/17/28 (b)	4,112,626	3,688,532
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 2/16/26 (b)	6,895,000	6,416,694
Ring Container Technologies Group LLC, Initial Term Loans, First Lien, 4.27% (LIBOR06M+375bps), 8/5/28 (b)	5,462,500	5,175,719
Rising Tide Holdings, Inc., Initial Term Loan, First Lien, 5.81% (LIBOR01M+475bps), 6/1/28 (b)	10,907,393	9,462,164
Robertshaw US Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 9.06% (LIBOR01M+800bps), 2/15/26 (b)	4,000,000	2,600,000
Robertshaw US Holding Corp., Term Loan B, First Lien, 4.56% (LIBOR01M+350bps), 2/28/25 (b)	6,337,933	5,146,908
Ryan Specialty Group LLC, TL, First Lien, 4.13% (SOFR01M+300bps), 9/1/27 (b)	7,867,387	7,552,692
Scientific Games International, Inc., Initial Term B Loans, First Lien, 4.36% (SOFR01M+300bps), 4/16/29 (b)	11,000,000	10,422,500
Sedgwick Claims Management Services, Inc., Initial Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 12/31/25 (b)	6,925,752	6,489,430
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 4.06% (LIBOR01M+300bps), 3/25/28 (b)	15,894,761	14,695,978

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Sparta US Holdco LLC, Initial Term Loan, First Lien, 4.62% (LIBOR01M+350bps), 4/30/28 (b)	$3,980,000	$3,790,950
SRS Distribution, Inc., 2022 Refinancing Term Loans, First Lien, 4.00% (SOFR06M+350bps), 6/4/28 (b)	4,987,500	4,582,266
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.02% (LIBOR06M+350bps), 6/4/28 (b)	25,336,112	23,321,891
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 4.51% (LIBOR03M+350bps), 4/8/26 (b)	1,489,952	1,370,011
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 3.31% (LIBOR01M+225bps), 2/8/27 (b)	14,280,912	13,404,207
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 4.95% (LIBOR01M+375bps), 8/31/26 (b)	22,304,934	20,736,674
SWF Holdings Corp. I, Initial Term Loans, First Lien, 5.60% (LIBOR01M+400bps), 10/6/28 (b)	33,166,875	27,155,379
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 10.24% (LIBOR03M+900bps), 5/28/27 (b)	3,000,000	2,703,750
Team Health Holdings, Inc., Facility Extending TLB, First Lien, 6.28% (SOFR01M+525bps), 2/17/27 (b)	24,433,097	20,432,177
Tenneco, Inc., Tranche B Term Loan, First Lien, 4.06% (LIBOR01M+300bps), 10/1/25 (b)	18,470,757	17,731,927
The Men's Wearhouse LLC, Term Loan, First Lien, 9.29% (LIBOR03M+800bps), 12/1/25 (b)	2,759,111	2,624,605
The Michaels Cos., Inc., Term B Loans, First Lien, 5.26% (LIBOR03M+425bps), 4/15/28 (b)	24,286,002	19,941,479
Thor Industries, Inc., Term B-1, First Lien, 4.06% (LIBOR01M+300bps), 2/1/26 (b)	6,476,602	6,303,871
Titan Acquisition Ltd., Initial Term Loan, First Lien, 3.35% (LIBOR06M+300bps), 3/28/25 (b)	13,652,165	12,488,864
Transdigm, Inc., Tranche F Refinancing Term Loan, First Lien, 3.31% (LIBOR01M+225bps), 12/9/25 (b)	14,780,207	13,983,702
Traverse Midstream Partners LLC, Advance, First Lien, 5.95% (SOFR06M+425bps) (b)	320,824	305,319
Traverse Midstream Partners LLC, Advance, First Lien, 5.38% (SOFR03M+425bps), 9/27/24 (b)	13,662,951	13,002,620
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 3/3/28 (b)	12,636,843	11,722,946
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 5.06% (LIBOR01M+400bps), 9/17/28 (d)	372,574	348,729
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 5.06% (LIBOR01M+400bps), 9/17/28 (b) (d) (e)	556,109	520,518
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 5.06% (LIBOR01M+400bps), 9/17/28 (b)	6,525,110	6,107,503
Triton Water Holdings, Inc., Initial Term Loan, First Lien, 4.51% (LIBOR03M+350bps), 3/31/28 (b)	15,753,275	13,891,080
Truck Hero, Inc., Initial Term Loans, First Lien, 4.56% (LIBOR01M+325bps), 2/24/28 (b)	18,064,636	16,113,656
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 6.06% (LIBOR01M+500bps), 7/26/26 (b)	22,656,763	15,430,841

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
United Airlines, Inc., Class B Term Loans, First Lien, 5.39% (LIBOR01M+375bps), 4/21/28 (b)	$20,779,649	$19,260,241
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 4.31% (LIBOR01M+325bps), 3/24/26 (b)	14,701,823	13,862,643
Univision Communications, Inc., Initial First-Lien Term Loans, First Lien, 4.31% (LIBOR01M+325bps), 5/7/28 (b)	8,478,750	7,906,434
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 5.40% (SOFR01M+425bps), 11/20/26 (b)	6,944,962	6,324,291
USI, Inc., 2017 New Term Loans, First Lien, 4.01% (LIBOR03M+300bps), 5/16/24 (b)	17,529,466	16,773,596
UTZ Quality Foods LLC, 2021 New Term Loans, First Lien, 4.06% (LIBOR01M+300bps), 1/20/28 (b)	3,900,011	3,709,885
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 5.06% (LIBOR01M+400bps), 8/27/25 (b)	9,788,064	9,347,602
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.31% (LIBOR01M+325bps), 10/30/27 (b)	17,298,100	15,654,780
Welbilt, Inc., Facility TL, First Lien, 3.56% (LIBOR01M+250bps), 10/23/25 (b)	15,000,000	14,743,800
WestJet Airlines Ltd., Initial Term Loan, First Lien, 4.74% (LIBOR06M+300bps), 12/11/26 (b)	23,754,272	21,212,565
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 4.78% (SOFR01M+375bps), 10/19/27 (b)	11,337,734	10,416,543
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 5.69% (LIBOR03M+425bps), 11/13/28 (b)	15,811,852	14,823,611
WP CPP Holdings LLC, Term Loan Second Lien, Second Lien, 8.99% (LIBOR03M+775bps), 4/30/26 (b)	2,000,000	1,620,000
WP CPP Holdings LLC, Term Loans, First Lien, 4.99% (LIBOR03M+375bps), 4/30/25 (b)	9,766,799	8,050,674
WP CPP Holdings LLC, Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 4/30/25 (b)	24,231	19,973
Total Senior Secured Loans (Cost $1,997,542,041)		1,816,538,895
Corporate Bonds (4.7%)
Communication Services (1.3%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 7/22/22 @ 104.88 (f)	2,000,000	1,215,260
CSC Holdings LLC 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (f)	1,250,000	909,400
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/8/22 @ 103.38 (f) (g)	8,247,000	7,600,600
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (f) (g)	1,460,000	1,247,643
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/22/22 @ 104.19 (g)	4,500,000	3,595,950
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f) (g)	15,350,000	11,360,075
		25,928,928

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (0.8%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f) (g)	$6,000,000	$5,044,860
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f) (g)	1,070,000	708,511
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (f) (g)	4,000,000	2,774,680
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (f) (g)	2,750,000	2,338,793
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 7/22/22 @ 109.75 (f) (g)	6,000,000	6,155,640
		17,022,484
Energy (0.5%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	2,334,000	2,093,131
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 8/8/22 @ 102.31 (f)	2,750,000	2,676,273
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	5,534,000	4,690,120
		9,459,524
Financials (0.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f) (g)	4,000,000	3,313,520
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (f) (g)	2,899,000	2,024,835
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/8/22 @ 105.31 (f)	1,120,000	434,000
		5,772,355
Health Care (1.5%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/8/22 @ 100 (f) (g)	14,250,000	9,325,628
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (f) (g)	10,466,000	5,449,018
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (f)	6,500,000	3,970,135
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69 (f)	2,650,000	1,946,054
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f) (g)	3,200,000	2,404,864
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/22/22 @ 100 (f) (g)	8,383,000	5,906,494
		29,002,193
Industrials (0.2%):
American Airlines, Inc., 11.75%, 7/15/25 (f) (g)	820,000	848,692
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (f) (g)	3,950,000	3,078,788
		3,927,480
Information Technology (0.1%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f) (g)	1,800,000	1,735,668
Total Corporate Bonds (Cost $121,249,797)		92,848,632

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (0.3%)
Communication Services (0.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81 (f) (g)	$4,350,000	$2,708,571
Industrials (0.2%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/22 @ 103.94 (f) (g)	1,000,000	832,320
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19 (f) (g)	3,650,000	2,921,569
		3,753,889
Total Yankee Dollars (Cost $8,231,809)		6,462,460
Total Investments (Cost $2,127,216,018) — 97.4%		1,915,985,930
Other assets in excess of liabilities — 2.6%		50,444,902
NET ASSETS — 100.00%		$1,966,430,832

(a)  Amount represents less than 0.05% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(c)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(d)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)  The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At June 30, 2022, the Fund held unfunded or partially unfunded loan commitments of $1,202,027, which included a $84,449 unrealized loss.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $91,025,022 and amounted to 4.6% of net assets.

(g)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

bps — Basis points

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company
See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFR01M — 1 Month SOFR, rate disclosed as of June 30, 2022

SOFR03M — 3 Month SOFR, rate disclosed as of June 30, 2022

SOFR06M — 6 Month SOFR, rate disclosed as of June 30, 2022

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Assets:
Investments, at value (Cost $23,820,876, $202,655,009 and $347,354,662)	$22,027,307 (a)	$196,119,456 (b)	$293,195,057 (c)
Cash	537,465	5,885,886	452,258
Deposit with broker for futures contracts	254,791	1,742,581	—
Deposit with broker for swap contracts	111,306	1,051,703	—
Receivables:
Interest and dividends	129,828	1,156,978	5,167,848
Capital shares issued	970	105,727	539,664
Investments sold	6,424	—	6,941,067
Variation margin on open futures contracts	30,560	95,600	—
Variation margin on open swap contracts	—	1,100	—
From Adviser	21,553	22,453	48,187
Prepaid expenses	24,558	36,681	46,267
Total Assets	23,144,762	206,218,165	306,390,348
Liabilities:
Payables:
Collateral received on loaned securities	570,657	3,033,487	30,308,807
Distributions	605	37,896	213,620
Investments purchased	1,743,333	—	275,000
Capital shares redeemed	5,465	177,943	660,347
Variation margin on open futures contracts	14,378	117,353	—
Variation margin on open swap agreements	—	17,000	—
Accrued expenses and other payables:
Investment advisory fees	8,582	75,064	145,753
Administration fees	928	9,036	13,110
Custodian fees	1,463	2,725	4,416
Transfer agent fees	8,971	45,843	60,640
Compliance fees	12	123	191
12b-1 fees	2,368	10,702	18,673
Other accrued expenses	8,137	19,430	25,121
Total Liabilities	2,364,899	3,546,602	31,725,678
Net Assets:
Capital	22,442,083	238,264,157	338,262,881
Total accumulated earnings/(loss)	(1,662,220)	(35,592,594)	(63,598,211)
Net Assets	$20,779,863	$202,671,563	$274,664,670
Net Assets
Class A	$16,369,256	$84,648,097	$34,439,186
Class C	331,811	4,748,110	27,872,135
Class R	2,751,982	1,178,516	15,904,789
Class Y	1,326,814	112,096,840	196,448,560
Total	$20,779,863	$202,671,563	$274,664,670
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,845,011	8,714,296	6,213,565
Class C	37,418	488,703	5,016,852
Class R	309,395	121,338	2,861,713
Class Y	149,740	11,536,419	35,613,244
Total	2,341,564	20,860,756	49,705,374
Net asset value, offering (except Class A) and redemption price per share:
Class A	$8.87	$9.71	$5.54
Class C (d)	8.87	9.72	5.56
Class R	8.89	9.71	5.56
Class Y	8.86	9.72	5.52
Maximum Sales Charge — Class A	2.25%	2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.07	$9.93	$5.67

(a)  Includes $552,020 of securities on loan.

(b)  Includes $2,955,531 of securities on loan.

(c)  Includes $28,669,708 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Assets:
Investments, at value (Cost $51,603,579, $46,802,573 and $2,127,216,018)	$49,366,209	$42,090,282	$1,915,985,930
Cash	158,002	343,676	2,614,289
Receivables:
Interest and dividends	517,374	560,607	14,852,153
Capital shares issued	3,407	3,569	2,760,260
Investments sold	—	—	80,142,670
From Adviser	19,690	23,999	286,380
Prepaid expenses	28,835	19,090	43,138
Total Assets	50,093,517	43,041,223	2,016,684,820
Liabilities:
Payables:
Distributions	7,752	7,932	1,547,691
To affiliate on interfund lending	—	—	18,261,000
Investments purchased	552,040	—	14,349,010
Capital shares redeemed	39,271	93,851	14,329,908
Accrued expenses and other payables:
Investment advisory fees	20,498	17,761	1,125,533
Administration fees	2,215	1,916	94,514
Custodian fees	1,741	1,788	42,804
Transfer agent fees	9,687	8,243	312,632
Compliance fees	30	26	1,393
Trustees' fees	—	—	1,775
12b-1 fees	4,123	3,475	62,438
Other accrued expenses	8,537	7,437	125,290
Total Liabilities	645,894	142,429	50,253,988
Net Assets:
Capital	51,982,115	47,698,740	2,404,014,212
Total accumulated earnings/(loss)	(2,534,492)	(4,799,946)	(437,583,380)
Net Assets	$49,447,623	$42,898,794	$1,966,430,832
Net Assets
Class A	$33,721,809	$27,776,708	$303,348,746
Class C	1,687,767	1,587,845	72,649,797
Class R	—	—	569,248
Class Y	14,038,047	10,218,562	1,585,656,398
Member Class	—	3,315,679	4,206,643
Total	$49,447,623	$42,898,794	$1,966,430,832
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	3,943,947	2,949,825	36,155,571
Class C	197,488	168,643	8,655,108
Class R	—	—	67,862
Class Y	1,642,524	1,085,045	188,903,976
Member Class	—	352,094	501,530
Total	5,783,959	4,555,607	234,284,047
Net asset value, offering (except Class A) and redemption price per share:
Class A	$8.55	$9.42	$8.39
Class C (a)	8.55	9.42	8.39
Class R	—	—	8.39
Class Y	8.55	9.42	8.39
Member Class	—	9.42	8.39
Maximum Sales Charge — Class A	2.25%	2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$8.75	$9.64	$8.58

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividends	$27,866	$159,436	$80,538
Interest	221,866	1,630,247	11,009,965
Securities lending (net of fees)	2,938	17,713	162,296
Total Income	252,670	1,807,396	11,252,799
Expenses:
Investment advisory fees	55,261	463,192	969,805
Administration fees	5,972	55,620	87,329
Sub-Administration fees	8,428	8,428	8,428
12b-1 fees — Class A	21,706	97,044	53,601
12b-1 fees — Class C	2,061	26,099	155,560
12b-1 fees — Class R	7,217	2,962	44,710
Custodian fees	4,357	8,269	13,520
Transfer agent fees — Class A	15,742	51,909	22,236
Transfer agent fees — Class C	280	1,812	8,023
Transfer agent fees — Class R	3,025	858	2,348
Transfer agent fees — Class Y	939	47,261	136,751
Trustees' fees	1,360	6,498	10,044
Compliance fees	80	729	1,168
Legal and audit fees	5,840	10,932	14,755
State registration and filing fees	25,600	31,190	40,555
Other expenses	10,830	17,725	26,255
Total Expenses	168,698	830,528	1,595,088
Expenses waived/reimbursed by Adviser	(63,495)	(73,336)	(123,693)
Net Expenses	105,203	757,192	1,471,395
Net Investment Income (Loss)	147,467	1,050,204	9,781,404
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(251,181)	(1,280,621)	(7,191,413)
Net realized gains (losses) from futures contracts	(119,963)	1,638,273	—
Net realized gains (losses) from swap agreements	6,365	(108,260)	—
Net change in unrealized appreciation/ depreciation on investment securities	(2,517,629)	(8,945,611)	(57,516,476)
Net change in unrealized appreciation/ depreciation on futures contracts	34,508	105,804	—
Net change in unrealized appreciation/ depreciation on swap agreements	(258)	(584,075)	—
Net realized/unrealized gains (losses) on investments	(2,848,158)	(9,174,490)	(64,707,889)
Change in net assets resulting from operations	$(2,700,691)	$(8,124,286)	$(54,926,485)

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Dividends	$3,847	$8,273	$555,552
Interest	1,013,330	1,108,135	57,475,806
Total Income	1,017,177	1,116,408	58,031,358
Expenses:
Investment advisory fees	122,928	119,689	7,412,664
Administration fees	13,286	12,934	616,152
Sub-Administration fees	8,428	8,428	8,429
12b-1 fees — Class A	41,228	38,391	432,784
12b-1 fees — Class C	9,276	9,277	399,515
12b-1 fees — Class R	—	—	1,519
Custodian fees	3,643	3,869	128,797
Transfer agent fees — Class A	13,002	9,246	158,811
Transfer agent fees — Class C	1,015	870	35,011
Transfer agent fees — Class R	—	—	513
Transfer agent fees — Class Y	6,182	4,340	709,301
Transfer agent fees — Member Class	—	958	1,792
Trustees' fees	2,124	2,113	64,438
Compliance fees	175	174	8,104
Legal and audit fees	5,830	5,806	121,781
State registration and filing fees	20,426	29,643	124,863
Interfund lending fees	—	—	7,783
Other expenses	7,204	8,505	131,941
Total Expenses	254,747	254,243	10,364,198
Expenses waived/reimbursed by Adviser	(58,582)	(72,209)	(674,173)
Net Expenses	196,165	182,034	9,690,025
Net Investment Income (Loss)	821,012	934,374	48,341,333
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	14,763	(69,810)	(41,840,643)
Net change in unrealized appreciation/ depreciation on investment securities	(6,642,643)	(7,898,424)	(199,567,574)
Net realized/unrealized gains (losses) on investments	(6,627,880)	(7,968,234)	(241,408,217)
Change in net assets resulting from operations	$(5,806,868)	$(7,033,860)	$(193,066,884)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$147,467	$302,821	$1,050,204	$2,291,642	$9,781,404	$15,725,344
Net realized gains (losses) from investments	(364,779)	414,092	249,392	2,765,191	(7,191,413)	5,672,619
Net change in unrealized appreciation/ depreciation on investments	(2,483,379)	(892,085)	(9,423,882)	(3,020,467)	(57,516,476)	(7,935,627)
Change in net assets resulting from operations	(2,700,691)	(175,172)	(8,124,286)	2,036,366	(54,926,485)	13,462,336
Distributions to Shareholders:
Class A	(136,029)	(336,494)	(442,323)	(879,844)	(1,273,385)	(2,461,269)
Class C	(1,409)	(5,625)	(9,372)	(21,804)	(814,806)	(1,335,016)
Class R	(16,725)	(40,583)	(4,230)	(7,637)	(505,744)	(979,672)
Class Y	(13,013)	(38,987)	(825,378)	(1,922,795)	(7,217,382)	(11,295,501)
Change in net assets resulting from distributions to shareholders	(167,176)	(421,689)	(1,281,303)	(2,832,080)	(9,811,317)	(16,071,458)
Change in net assets resulting from capital transactions	(972,839)	(5,104,106)	(5,209,767)	(42,237,361)	615,134	88,777,937
Change in net assets	(3,840,706)	(5,700,967)	(14,615,356)	(43,033,075)	(64,122,668)	86,168,815
Net Assets:
Beginning of period	24,620,569	30,321,536	217,286,919	260,319,994	338,787,338	252,618,523
End of period	$20,779,863	$24,620,569	$202,671,563	$217,286,919	$274,664,670	$338,787,338

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$674,579	$3,219,691	$23,637,951	$27,443,659	$2,555,513	$18,887,212
Distributions reinvested	132,413	327,179	401,474	797,627	875,733	1,668,744
Cost of shares redeemed	(1,476,847)	(5,233,205)	(12,758,167)	(21,402,058)	(9,821,871)	(9,668,773)
Total Class A	$(669,855)	$(1,686,335)	$11,281,258	$6,839,228	$(6,390,625)	$10,887,183
Class C
Proceeds from shares issued	$830	$1,689	$1,109,704	$1,947,527	$2,666,605	$10,304,554
Distributions reinvested	1,409	5,578	8,934	20,254	472,626	672,575
Cost of shares redeemed	(100,496)	(2,020,890)	(1,665,272)	(19,935,340)	(1,937,916)	(3,823,976)
Total Class C	$(98,257)	$(2,013,623)	$(546,634)	$(17,967,559)	$1,201,315	$7,153,153
Class R
Proceeds from shares issued	$68,919	$265,416	$161,059	$250,815	$275,157	$979,946
Distributions reinvested	16,714	40,505	4,230	7,615	59,523	107,948
Cost of shares redeemed	(170,725)	(626,813)	(146,188)	(169,252)	(93,240)	(984,832)
Total Class R	$(85,092)	$(320,892)	$19,101	$89,178	$241,440	$103,062
Class Y
Proceeds from shares issued	$45,972	$432,578	$28,884,297	$70,433,564	$92,123,798	$189,927,452
Distributions reinvested	12,882	38,854	667,781	1,562,121	7,208,339	11,280,860
Cost of shares redeemed	(178,489)	(1,554,688)	(45,515,570)	(103,193,893)	(93,769,133)	(130,573,773)
Total Class Y	$(119,635)	$(1,083,256)	$(15,963,492)	$(31,198,208)	$5,563,004	$70,634,539
Change in net assets resulting from capital transactions	$(972,839)	$(5,104,106)	$(5,209,767)	$(42,237,361)	$615,134	$88,777,937

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	71,332	317,256	2,396,053	2,689,921	406,399	2,747,182
Reinvested	14,218	32,480	40,636	78,254	141,007	243,419
Redeemed	(155,212)	(519,236)	(1,290,046)	(2,097,475)	(1,584,935)	(1,409,340)
Total Class A	(69,662)	(169,500)	1,146,643	670,700	(1,037,529)	1,581,261
Class C
Issued	89	167	111,789	191,248	421,830	1,495,332
Reinvested	151	554	906	1,986	76,171	97,913
Redeemed	(10,851)	(198,568)	(167,924)	(1,954,241)	(310,567)	(555,259)
Total Class C	(10,611)	(197,847)	(55,229)	(1,761,007)	187,434	1,037,986
Class R
Issued	7,376	26,305	16,141	24,662	42,767	141,863
Reinvested	1,792	4,012	428	747	9,599	15,703
Redeemed	(17,592)	(62,127)	(14,695)	(16,595)	(15,076)	(143,250)
Total Class R	(8,424)	(31,810)	1,874	8,814	37,290	14,316
Class Y
Issued	4,938	42,628	2,905,887	6,908,185	14,406,017	27,774,023
Reinvested	1,384	3,862	67,489	153,191	1,169,035	1,654,148
Redeemed	(18,970)	(153,909)	(4,584,840)	(10,114,574)	(15,066,232)	(19,136,526)
Total Class Y	(12,648)	(107,419)	(1,611,464)	(3,053,198)	508,820	10,291,645
Change in Shares	(101,345)	(506,576)	(518,176)	(4,134,691)	(303,985)	12,925,208

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$821,012	$1,441,183	$934,374	$1,590,070	$48,341,333	$65,098,792
Net realized gains (losses) from investments	14,763	1,382,468	(69,810)	209,201	(41,840,643)	408,615
Net change in unrealized appreciation/ depreciation on investments	(6,642,643)	(770,070)	(7,898,424)	1,002,109	(199,567,574)	(12,438,598)
Change in net assets resulting from operations	(5,806,868)	2,053,581	(7,033,860)	2,801,380	(193,066,884)	53,068,809
Distributions to Shareholders:
Class A	(550,202)	(1,954,076)	(594,184)	(1,162,366)	(7,163,198)	(11,345,229)
Class C	(23,491)	(103,696)	(28,585)	(78,359)	(1,327,377)	(2,286,259)
Class R	—	—	—	—	(10,878)	(16,736)
Class Y	(247,319)	(814,249)	(250,606)	(435,742)	(40,365,698)	(51,994,941)
Member Class	—	—	(60,999)	(45,997)	(88,591)	(35,024)
Change in net assets resulting from distributions to shareholders	(821,012)	(2,872,021)	(934,374)	(1,722,464)	(48,955,742)	(65,678,189)
Change in net assets resulting from capital transactions	4,756,285	(9,358,432)	(2,617,707)	6,876,625	6,014,083	1,551,086,684
Change in net assets	(1,871,595)	(10,176,872)	(10,585,941)	7,955,541	(236,008,543)	1,538,477,304
Net Assets:
Beginning of period	51,319,218	61,496,090	53,484,735	45,529,194	2,202,439,375	663,962,071
End of period	$49,447,623	$51,319,218	$42,898,794	$53,484,735	$1,966,430,832	$2,202,439,375

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$8,698,504	$7,231,915	$336,020	$9,753,917	$75,487,539	$266,345,825
Distributions reinvested	511,085	1,806,265	552,147	1,080,764	6,274,877	10,126,690
Cost of shares redeemed	(6,384,063)	(5,160,768)	(2,377,450)	(3,548,527)	(91,865,509)	(90,141,473)
Total Class A	$2,825,526	$3,877,412	$(1,489,283)	$7,286,154	$(10,103,093)	$186,331,042
Class C
Proceeds from shares issued	$268,511	$212,297	$19,878	$234,228	$12,437,949	$48,665,824
Distributions reinvested	22,294	99,658	28,445	74,083	1,185,416	2,087,262
Cost of shares redeemed	(385,258)	(4,766,843)	(347,200)	(7,590,095)	(13,723,713)	(64,541,146)
Total Class C	$(94,453)	$(4,454,888)	$(298,877)	$(7,281,784)	$(100,348)	$(13,788,060)
Class R
Proceeds from shares issued	$—	$—	$—	$—	$153,717	$370,964
Distributions reinvested	—	—	—	—	10,778	16,539
Cost of shares redeemed	—	—	—	—	(132,931)	(82,647)
Total Class R	$—	$—	$—	$—	$31,564	$304,856
Class Y
Proceeds from shares issued	$6,481,699	$7,289,073	$1,911,300	$5,118,372	$793,701,476	$1,691,635,496
Distributions reinvested	240,337	789,622	244,721	423,799	34,145,638	45,070,085
Cost of shares redeemed	(4,696,824)	(16,859,651)	(3,943,276)	(1,382,882)	(814,213,526)	(360,535,842)
Total Class Y	$2,025,212	$(8,780,956)	$(1,787,255)	$4,159,289	$13,633,588	$1,376,169,739
Member Class
Proceeds from shares issued	$—	$—	$1,816,602	$2,791,673	$3,210,456	$2,614,800
Distributions reinvested	—	—	60,999	45,997	88,591	35,024
Cost of shares redeemed	—	—	(919,893)	(124,704)	(746,675)	(580,717)
Total Member Class	$—	$—	$957,708	$2,712,966	$2,552,372	$2,069,107
Change in net assets resulting from capital transactions	$4,756,285	$(9,358,432)	$(2,617,707)	$6,876,625	$6,014,083	$1,551,086,684

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Class A
Issued	996,879	722,275	33,424	892,208	8,257,660	28,352,164
Reinvested	56,732	182,127	54,872	97,863	703,369	1,079,897
Redeemed	(719,474)	(514,040)	(236,931)	(321,447)	(10,289,489)	(9,602,493)
Total Class A	334,137	390,362	(148,635)	668,624	(1,328,460)	19,829,568
Class C
Issued	28,033	21,295	2,072	21,158	1,360,846	5,176,179
Reinvested	2,471	10,059	2,827	6,716	133,039	222,482
Redeemed	(41,385)	(476,876)	(33,994)	(695,638)	(1,529,456)	(6,865,599)
Total Class C	(10,881)	(445,522)	(29,095)	(667,764)	(35,571)	(1,466,938)
Class R
Issued	—	—	—	—	16,755	39,473
Reinvested	—	—	—	—	1,211	1,764
Redeemed	—	—	—	—	(14,658)	(8,787)
Total Class R	—	—	—	—	3,308	32,450
Class Y
Issued	701,221	723,170	185,172	464,246	87,121,619	179,923,304
Reinvested	26,685	79,624	24,266	38,361	3,824,897	4,805,331
Redeemed	(514,013)	(1,688,841)	(394,938)	(125,470)	(91,552,742)	(38,433,801)
Total Class Y	213,893	(886,047)	(185,500)	377,137	(606,226)	146,294,834
Member Class
Issued	—	—	181,816	251,536	349,206	278,912
Reinvested	—	—	6,076	4,154	9,979	3,741
Redeemed	—	—	(93,088)	(11,298)	(85,169)	(61,820)
Total Member Class	—	—	94,804	244,392	274,016	220,833
Change in Shares	537,149	(941,207)	(268,426)	622,389	(1,692,933)	164,910,747

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$10.08	0.06	(1.20)	(1.14)	(0.07)	(0.07)
Year Ended December 31:
2021	$10.28	0.12	(0.16)	(0.04)	(0.16)	(0.16)
2020	$9.72	0.16	0.61	0.77	(0.21)	(0.21)
2019	$9.26	0.20	0.49	0.69	(0.23)	(0.23)
2018	$9.59	0.21	(0.29)	(0.08)	(0.25)	(0.25)
2017	$9.48	0.18	0.16	0.34	(0.23)	(0.23)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$10.07	0.02	(1.19)	(1.17)	(0.03)	(0.03)
Year Ended December 31:
2021	$10.27	0.03	(0.16)	(0.13)	(0.07)	(0.07)
2020	$9.72	0.08	0.59	0.67	(0.12)	(0.12)
2019	$9.25	0.12	0.49	0.61	(0.14)	(0.14)
2018	$9.58	0.13	(0.29)	(0.16)	(0.17)	(0.17)
2017	$9.47	0.10	0.16	0.26	(0.15)	(0.15)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$10.10	0.05	(1.21)	(1.16)	(0.05)	(0.05)
Year Ended December 31:
2021	$10.30	0.08	(0.16)	(0.08)	(0.12)	(0.12)
2020	$9.75	0.12	0.59	0.71	(0.16)	(0.16)
2019	$9.28	0.16	0.50	0.66	(0.19)	(0.19)
2018	$9.61	0.18	(0.30)	(0.12)	(0.21)	(0.21)
2017	$9.50	0.14	0.16	0.30	(0.19)	(0.19)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$10.06	0.08	(1.20)	(1.12)	(0.08)	(0.08)
Year Ended December 31:
2021	$10.27	0.14	(0.16)	(0.02)	(0.19)	(0.19)
2020	$9.71	0.19	0.60	0.79	(0.23)	(0.23)
2019	$9.25	0.22	0.49	0.71	(0.25)	(0.25)
2018	$9.58	0.23	(0.29)	(0.06)	(0.27)	(0.27)
2017	$9.47	0.20	0.16	0.36	(0.25)	(0.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$8.87	(11.31)%	0.90%	1.39%	1.36%	$16,369	23%
Year Ended December 31:
2021	$10.08	(0.37)%	0.90%	1.17%	1.29%	$19,292	67%
2020	$10.28	7.94%	0.90%	1.60%	1.27%	$21,423	80%
2019	$9.72	7.49%	0.90%	2.13%	1.23%	$22,004	92%
2018	$9.26	(0.80)%	0.90%	2.27%	1.13%	$24,049	115%
2017	$9.59	3.62%	0.90%	1.86%	1.07%	$31,306	70%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$8.87	(11.61)%	1.77%	0.51%	4.71%	$332	23%
Year Ended December 31:
2021	$10.07	(1.23)%	1.77%	0.33%	3.67%	$484	67%
2020	$10.27	6.89%	1.77%	0.76%	2.39%	$2,526	80%
2019	$9.72	6.65%	1.77%	1.28%	2.23%	$2,824	92%
2018	$9.25	(1.66)%	1.77%	1.42%	2.10%	$3,634	115%
2017	$9.58	2.74%	1.77%	0.99%	1.91%	$6,127	70%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$8.89	(11.47)%	1.30%	0.98%	1.95%	$2,752	23%
Year Ended December 31:
2021	$10.10	(0.77)%	1.30%	0.76%	1.81%	$3,210	67%
2020	$10.30	7.37%	1.30%	1.16%	1.84%	$3,603	80%
2019	$9.75	7.14%	1.30%	1.71%	1.83%	$3,362	92%
2018	$9.28	(1.20)%	1.30%	1.88%	1.69%	$3,192	115%
2017	$9.61	3.16%	1.30%	1.44%	1.65%	$3,940	70%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$8.86	(11.13)%	0.66%	1.63%	1.78%	$1,327	23%
Year Ended December 31:
2021	$10.06	(0.22)%	0.66%	1.42%	1.53%	$1,634	67%
2020	$10.27	8.21%	0.66%	1.91%	1.31%	$2,770	80%
2019	$9.71	7.76%	0.66%	2.35%	1.24%	$3,412	92%
2018	$9.25	(0.56)%	0.66%	2.51%	1.12%	$3,265	115%
2017	$9.58	3.87%	0.66%	2.09%	0.98%	$4,421	70%

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Return of Capital
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$10.16	0.04	(0.43)	(0.39)	(0.06)	—
Year Ended December 31:
2021	$10.20	0.09	(0.02)	0.07	(0.11)	—
2020	$9.99	0.14	0.24	0.38	(0.14)	(0.03)
2019	$9.86	0.19	0.15	0.34	(0.20)	(0.01)
2018	$9.99	0.16	(0.08)	0.08	(0.21)	—
2017	$10.03	0.12	0.02	0.14	(0.18)	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$10.16	0.01	(0.43)	(0.42)	(0.02)	—
Year Ended December 31:
2021	$10.20	0.01	(0.02)	(0.01)	(0.03)	—
2020	$9.99	0.08	0.22	0.30	(0.07)	(0.02)
2019	$9.85	0.12	0.16	0.28	(0.14)	— (f)
2018	$9.99	0.09	(0.09)	— (f)	(0.14)	—
2017	$10.02	0.04	0.03	0.07	(0.10)	—
Class R
Six Months Ended June 30, 2022 (Unaudited)	$10.16	0.02	(0.43)	(0.41)	(0.04)	—
Year Ended December 31:
2021	$10.20	0.05	(0.02)	0.03	(0.07)	—
2020	$9.99	0.10	0.24	0.34	(0.10)	(0.03)
2019	$9.86	0.15	0.15	0.30	(0.16)	(0.01)
2018	$9.99	0.12	(0.08)	0.04	(0.17)	—
2017	$10.02	0.08	0.03	0.11	(0.14)	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$10.16	0.06	(0.43)	(0.37)	(0.07)	—
Year Ended December 31:
2021	$10.20	0.11	(0.01)	0.10	(0.14)	—
2020	$9.99	0.17	0.23	0.40	(0.15)	(0.04)
2019	$9.86	0.21	0.16	0.37	(0.23)	(0.01)
2018	$10.00	0.19	(0.10)	0.09	(0.23)	—
2017	$10.03	0.15	0.02	0.17	(0.20)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	(0.06)	$9.71	(3.89)%	0.85%	0.91%	0.96%	$84,648	43%
Year Ended December 31:
2021	(0.11)	$10.16	0.71%	0.85%	0.87%	0.95%	$76,901	58%
2020	(0.17)	$10.20	3.85%	0.85%	1.39%	0.95%	$70,357	85%
2019	(0.21)	$9.99	3.51%	0.85%	1.93%	0.95%	$61,972	50%
2018	(0.21)	$9.86	0.73%	0.85%	1.66%	0.90%	$96,210	45%
2017	(0.18)	$9.99	1.47%	0.85%	1.21%	0.90%	$149,287	62%
Class C
Six Months Ended June 30, 2022 (Unaudited)	(0.02)	$9.72	(4.16)%	1.62%	0.14%	1.86%	$4,748	43%
Year Ended December 31:
2021	(0.03)	$10.16	(0.07)%	1.62%	0.10%	1.91%	$5,528	58%
2020	(0.09)	$10.20	3.05%	1.62%	0.76%	1.72%	$23,504	85%
2019	(0.14)	$9.99	2.81%	1.62%	1.17%	1.70%	$38,969	50%
2018	(0.14)	$9.85	(0.04)%	1.62%	0.88%	1.68%	$62,103	45%
2017	(0.10)	$9.99	0.70%	1.62%	0.44%	1.65%	$82,847	62%
Class R
Six Months Ended June 30, 2022 (Unaudited)	(0.04)	$9.71	(4.09)%	1.27%	0.49%	2.16%	$1,179	43%
Year Ended December 31:
2021	(0.07)	$10.16	0.29%	1.27%	0.45%	2.30%	$1,214	58%
2020	(0.13)	$10.20	3.41%	1.27%	0.99%	2.38%	$1,129	85%
2019	(0.17)	$9.99	3.17%	1.27%	1.50%	2.13%	$1,147	50%
2018	(0.17)	$9.86	0.31%	1.27%	1.20%	1.87%	$1,554	45%
2017	(0.14)	$9.99	1.05%	1.27%	0.79%	1.68%	$2,078	62%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	(0.07)	$9.72	(3.68)%	0.62%	1.13%	0.65%	$112,097	43%
Year Ended December 31:
2021	(0.14)	$10.16	0.94%	0.62%	1.10%	0.67%	$133,644	58%
2020	(0.19)	$10.20	4.08%	0.62%	1.64%	0.68%	$165,330	85%
2019	(0.24)	$9.99	3.76%	0.62%	2.12%	0.69%	$164,509	50%
2018	(0.23)	$9.86	0.96%	0.62%	1.87%	0.68%	$180,034	45%
2017	(0.20)	$10.00	1.71%	0.62%	1.44%	0.65%	$271,294	62%

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
Victory High Yield Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$6.79	0.19	(1.25)	(1.06)	(0.19)	(0.19)
Year Ended December 31:
2021	$6.83	0.36	(0.03)	0.33	(0.37)	(0.37)
2020	$6.73	0.37	0.10	0.47	(0.37)	(0.37)
2019	$6.20	0.37	0.54	0.91	(0.38)	(0.38)
2018	$6.57	0.39	(0.37)	0.02	(0.39)	(0.39)
2017	$6.34	0.39	0.22	0.61	(0.38)	(0.38)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$6.81	0.16	(1.25)	(1.09)	(0.16)	(0.16)
Year Ended December 31:
2021	$6.85	0.31	(0.03)	0.28	(0.32)	(0.32)
2020	$6.75	0.33	0.10	0.43	(0.33)	(0.33)
2019	$6.21	0.33	0.54	0.87	(0.33)	(0.33)
2018	$6.58	0.34	(0.36)	(0.02)	(0.35)	(0.35)
2017	$6.35	0.34	0.23	0.57	(0.34)	(0.34)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$6.81	0.18	(1.25)	(1.07)	(0.18)	(0.18)
Year Ended December 31:
2021	$6.85	0.34	(0.03)	0.31	(0.35)	(0.35)
2020	$6.75	0.35	0.10	0.45	(0.35)	(0.35)
2019	$6.22	0.35	0.53	0.88	(0.35)	(0.35)
2018	$6.59	0.37	(0.37)	— (g)	(0.37)	(0.37)
2017	$6.35	0.37	0.23	0.60	(0.36)	(0.36)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$6.76	0.19	(1.24)	(1.05)	(0.19)	(0.19)
Year Ended December 31:
2021	$6.80	0.38	(0.04)	0.34	(0.38)	(0.38)
2020	$6.70	0.39	0.10	0.49	(0.39)	(0.39)
2019	$6.17	0.39	0.53	0.92	(0.39)	(0.39)
2018	$6.54	0.41	(0.37)	0.04	(0.41)	(0.41)
2017	$6.31	0.40	0.23	0.63	(0.40)	(0.40)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(f)
Victory High Yield Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$5.54	(15.92)%	1.00%	5.93%	1.08%	$34,439	29%
Year Ended December 31:
2021	$6.79	4.86%	1.00%	5.22%	1.08%	$49,271	67%
2020	$6.83	7.61%	1.00%	5.85%	1.12%	$38,735	124%
2019	$6.73	14.90%	1.00%	5.70%	1.12%	$31,602	87%
2018	$6.20	0.28%	1.00%	6.01%	1.12%	$23,797	87%
2017	$6.57	9.93%	1.00%	5.99%	1.13%	$21,882	174%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$5.56	(16.17)%	1.70%	5.23%	1.79%	$27,872	29%
Year Ended December 31:
2021	$6.81	4.11%	1.70%	4.51%	1.78%	$32,889	67%
2020	$6.85	6.84%	1.70%	5.14%	1.81%	$25,957	124%
2019	$6.75	14.24%	1.70%	5.00%	1.82%	$21,163	87%
2018	$6.21	(0.43)%	1.70%	5.29%	1.84%	$19,432	87%
2017	$6.58	9.19%	1.70%	5.27%	1.84%	$22,283	174%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$5.56	(15.99)%	1.28%	5.65%	1.28%	$15,905	29%
Year Ended December 31:
2021	$6.81	4.55%	1.28%	4.93%	1.28%	$19,243	67%
2020	$6.85	7.24%	1.33%	5.51%	1.33%	$19,248	124%
2019	$6.75	14.48%	1.33%	5.37%	1.33%	$18,818	87%
2018	$6.22	(0.07)%	1.35%	5.64%	1.35%	$17,595	87%
2017	$6.59	9.64%	1.35%	5.61%	1.36%	$19,217	174%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$5.52	(15.73)%	0.76%	6.22%	0.84%	$196,449	29%
Year Ended December 31:
2021	$6.76	5.15%	0.76%	5.49%	0.84%	$237,385	67%
2020	$6.80	7.88%	0.76%	6.11%	0.90%	$168,677	124%
2019	$6.70	15.25%	0.76%	5.96%	0.92%	$108,171	87%
2018	$6.17	0.52%	0.76%	6.32%	0.97%	$21,060	87%
2017	$6.54	10.24%	0.76%	6.27%	1.04%	$5,213	174%

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Tax-Exempt Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$9.78	0.15	(1.23)	(1.08)	(0.15)	—
Year Ended December 31:
2021	$9.94	0.27	0.12	0.39	(0.32)	(0.23)
2020	$9.84	0.29	0.23	0.52	(0.32)	(0.10)
2019	$9.47	0.30	0.53	0.83	(0.34)	(0.12)
2018	$9.91	0.36	(0.30)	0.06	(0.36)	(0.14)
2017	$9.65	0.36	0.39	0.75	(0.37)	(0.12)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$9.78	0.11	(1.23)	(1.12)	(0.11)	—
Year Ended December 31:
2021	$9.94	0.20	0.11	0.31	(0.24)	(0.23)
2020	$9.84	0.22	0.22	0.44	(0.24)	(0.10)
2019	$9.47	0.23	0.52	0.75	(0.26)	(0.12)
2018	$9.90	0.28	(0.29)	(0.01)	(0.28)	(0.14)
2017	$9.65	0.29	0.37	0.66	(0.29)	(0.12)
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$9.78	0.16	(1.23)	(1.07)	(0.16)	—
Year Ended December 31:
2021	$9.94	0.29	0.11	0.40	(0.33)	(0.23)
2020	$9.84	0.30	0.23	0.53	(0.33)	(0.10)
2019	$9.46	0.30	0.55	0.85	(0.35)	(0.12)
2018	$9.90	0.37	(0.30)	0.07	(0.37)	(0.14)
2017	$9.65	0.37	0.38	0.75	(0.38)	(0.12)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Tax-Exempt Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	(0.15)	$8.55	(11.11)%	0.80%	3.34%	1.04%	$33,722	1%
Year Ended December 31:
2021	(0.55)	$9.78	3.94%	0.80%	2.74%	1.03%	$35,312	6%
2020	(0.42)	$9.94	5.39%	0.80%	3.00%	1.04%	$32,001	44%
2019	(0.46)	$9.84	8.82%	0.80%	3.04%	1.02%	$30,251	64%
2018	(0.50)	$9.47	0.69%	0.80%	3.68%	0.97%	$29,993	42%
2017	(0.49)	$9.91	7.89%	0.80%	3.70%	0.96%	$37,570	84%
Class C
Six Months Ended June 30, 2022 (Unaudited)	(0.11)	$8.55	(11.46)%	1.60%	2.54%	2.41%	$1,688	1%
Year Ended December 31:
2021	(0.47)	$9.78	3.13%	1.60%	2.01%	2.38%	$2,037	6%
2020	(0.34)	$9.94	4.56%	1.60%	2.28%	1.91%	$6,497	44%
2019	(0.38)	$9.84	7.97%	1.60%	2.34%	1.82%	$11,259	64%
2018	(0.42)	$9.47	(0.01)%	1.60%	2.88%	1.78%	$17,986	42%
2017	(0.41)	$9.90	6.92%	1.60%	2.89%	1.74%	$26,520	84%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	(0.16)	$8.55	(11.06)%	0.69%	3.45%	0.84%	$14,038	1%
Year Ended December 31:
2021	(0.56)	$9.78	4.06%	0.69%	2.85%	0.89%	$13,969	6%
2020	(0.43)	$9.94	5.51%	0.69%	3.12%	0.85%	$22,998	44%
2019	(0.47)	$9.84	9.06%	0.69%	3.07%	0.83%	$24,459	64%
2018	(0.51)	$9.46	0.80%	0.69%	3.79%	0.77%	$20,260	42%
2017	(0.50)	$9.90	7.90%	0.69%	3.80%	0.73%	$27,420	84%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory High Income Municipal Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$11.09	0.20	(1.67)	(1.47)	(0.20)	—
Year Ended December 31:
2021	$10.84	0.36	0.27	0.63	(0.38)	—
2020	$10.75	0.42	0.15	0.57	(0.39)	(0.09)
2019	$10.39	0.35	0.47	0.82	(0.40)	(0.06)
2018	$10.79	0.43	(0.40)	0.03	(0.43)	—
2017	$10.35	0.46	0.44	0.90	(0.46)	—
Class C
Six Months Ended June 30, 2022 (Unaudited)	$11.09	0.16	(1.67)	(1.51)	(0.16)	—
Year Ended December 31:
2021	$10.84	0.28	0.27	0.55	(0.30)	—
2020	$10.75	0.33	0.16	0.49	(0.31)	(0.09)
2019	$10.39	0.28	0.46	0.74	(0.32)	(0.06)
2018	$10.79	0.35	(0.40)	(0.05)	(0.35)	—
2017	$10.35	0.38	0.44	0.82	(0.38)	—
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$11.09	0.21	(1.67)	(1.46)	(0.21)	—
Year Ended December 31:
2021	$10.84	0.38	0.28	0.66	(0.41)	—
2020	$10.75	0.44	0.16	0.60	(0.42)	(0.09)
2019	$10.39	0.38	0.47	0.85	(0.43)	(0.06)
2018	$10.79	0.46	(0.40)	0.06	(0.46)	—
2017	$10.35	0.48	0.44	0.92	(0.48)	—
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$11.09	0.20	(1.67)	(1.47)	(0.20)	—
Year Ended December 31:
2021	$10.84	0.34	0.31	0.65	(0.40)	—
November 3, 2020 (f) through December 31, 2020	$10.56	0.12	0.31	0.43	(0.06)	(0.09)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory High Income Municipal Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	(0.20)	$9.42	(13.39)%	0.80%	3.87%	1.04%	$27,777	12%
Year Ended December 31:
2021	(0.38)	$11.09	5.91%	0.80%	3.22%	1.04%	$34,352	19%
2020	(0.48)	$10.84	5.52%	0.80%	3.95%	1.10%	$26,330	74%
2019	(0.46)	$10.75	8.04%	0.80%	3.27%	1.09%	$19,153	49%
2018	(0.43)	$10.39	0.34%	0.80%	4.13%	1.02%	$16,483	48%
2017	(0.46)	$10.79	8.85%	0.80%	4.31%	0.96%	$25,831	66%
Class C
Six Months Ended June 30, 2022 (Unaudited)	(0.16)	$9.42	(13.72)%	1.57%	3.09%	2.36%	$1,588	12%
Year Ended December 31:
2021	(0.30)	$11.09	5.12%	1.57%	2.50%	2.20%	$2,192	19%
2020	(0.40)	$10.84	4.72%	1.57%	3.11%	1.90%	$9,378	74%
2019	(0.38)	$10.75	7.22%	1.57%	2.61%	1.85%	$13,995	49%
2018	(0.35)	$10.39	(0.43)%	1.57%	3.35%	1.78%	$19,282	48%
2017	(0.38)	$10.79	8.01%	1.57%	3.54%	1.73%	$25,175	66%
Class Y
Six Months Ended June 30, 2022 (Unaudited)	(0.21)	$9.42	(13.29)%	0.57%	4.08%	0.86%	$10,219	12%
Year Ended December 31:
2021	(0.41)	$11.09	6.16%	0.57%	3.40%	0.85%	$14,087	19%
2020	(0.51)	$10.84	5.76%	0.57%	4.14%	0.93%	$9,682	74%
2019	(0.49)	$10.75	8.29%	0.57%	3.56%	0.88%	$10,620	49%
2018	(0.46)	$10.39	0.57%	0.57%	4.36%	0.78%	$11,683	48%
2017	(0.48)	$10.79	9.10%	0.57%	4.55%	0.73%	$26,864	66%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	(0.20)	$9.42	(13.32)%	0.65%	4.05%	1.34%	$3,316	12%
Year Ended December 31:
2021	(0.40)	$11.09	6.07%	0.65%	3.04%	2.61%	$2,853	19%
November 3, 2020 (f) through December 31, 2020	(0.15)	$10.84	4.12%	0.65%	6.78%	42.32%	$140	74%

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Floating Rate Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$9.33	0.18	(0.93)	(0.75)	(0.19)	(0.19)
Year Ended December 31:
2021	$9.34	0.36	— (g)	0.36	(0.37)	(0.37)
2020	$9.42	0.49	(0.08)	0.41	(0.49)	(0.49)
2019	$9.13	0.55	0.29	0.84	(0.55)	(0.55)
2018	$9.60	0.52	(0.47)	0.05	(0.52)	(0.52)
2017	$9.71	0.46	(0.10)	0.36	(0.47)	(0.47)
Class C
Six Months Ended June 30, 2022 (Unaudited)	$9.33	0.15	(0.94)	(0.79)	(0.15)	(0.15)
Year Ended December 31:
2021	$9.34	0.29	(0.01)	0.28	(0.29)	(0.29)
2020	$9.42	0.43	(0.09)	0.34	(0.42)	(0.42)
2019	$9.14	0.48	0.28	0.76	(0.48)	(0.48)
2018	$9.61	0.44	(0.47)	(0.03)	(0.44)	(0.44)
2017	$9.72	0.38	(0.10)	0.28	(0.39)	(0.39)
Class R
Six Months Ended June 30, 2022 (Unaudited)	$9.33	0.16	(0.94)	(0.78)	(0.16)	(0.16)
Year Ended December 31:
2021	$9.33	0.31	— (g)	0.31	(0.31)	(0.31)
2020	$9.41	0.45	(0.09)	0.36	(0.44)	(0.44)
2019	$9.13	0.50	0.28	0.78	(0.50)	(0.50)
2018	$9.60	0.46	(0.46)	— (g)	(0.47)	(0.47)
2017	$9.72	0.41	(0.12)	0.29	(0.41)	(0.41)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(f)
Victory Floating Rate Fund
Class A
Six Months Ended June 30, 2022 (Unaudited)	$8.39	(8.19)%	1.00%	4.09%	1.10%	$303,349	25%
Year Ended December 31:
2021	$9.33	3.89%	1.00%	3.88%	1.12%	$349,706	35%
2020	$9.34	4.81%	1.00%	5.54%	1.17%	$164,864	54%
2019	$9.42	9.43%	1.00%	5.89%	1.17%	$146,584	35%
2018	$9.13	0.43%	1.00%	5.41%	1.14%	$118,672	48%
2017	$9.60	3.76%	1.00%	4.76%	1.10%	$148,060	57%
Class C
Six Months Ended June 30, 2022 (Unaudited)	$8.39	(8.56)%	1.80%	3.29%	1.86%	$72,650	25%
Year Ended December 31:
2021	$9.33	3.05%	1.80%	3.09%	1.89%	$81,109	35%
2020	$9.34	3.96%	1.80%	4.81%	1.94%	$94,885	54%
2019	$9.42	8.49%	1.80%	5.08%	1.92%	$149,054	35%
2018	$9.14	(0.38)%	1.80%	4.60%	1.90%	$211,462	48%
2017	$9.61	2.93%	1.80%	3.97%	1.87%	$265,486	57%
Class R
Six Months Ended June 30, 2022 (Unaudited)	$8.39	(8.45)%	1.56%	3.54%	3.16%	$569	25%
Year Ended December 31:
2021	$9.33	3.40%	1.56%	3.31%	3.45%	$602	35%
2020	$9.33	4.23%	1.56%	5.01%	6.20%	$300	54%
2019	$9.41	8.75%	1.56%	5.34%	3.73%	$455	35%
2018	$9.13	(0.13)%	1.56%	4.84%	2.99%	$716	48%
2017	$9.60	3.07%	1.56%	4.20%	2.26%	$916	57%

(continues on next page)
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Floating Rate Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$9.33	0.19	(0.93)	(0.74)	(0.20)	(0.20)
Year Ended December 31:
2021	$9.35	0.38	(0.01)	0.37	(0.39)	(0.39)
2020	$9.43	0.51	(0.08)	0.43	(0.51)	(0.51)
2019	$9.14	0.57	0.29	0.86	(0.57)	(0.57)
2018	$9.61	0.54	(0.47)	0.07	(0.54)	(0.54)
2017	$9.72	0.48	(0.10)	0.38	(0.49)	(0.49)
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$9.33	0.19	(0.94)	(0.75)	(0.19)	(0.19)
Year Ended December 31:
2021	$9.34	0.38	(0.01)	0.37	(0.38)	(0.38)
November 3, 2020 (g) through December 31, 2020	$9.02	0.08	0.32	0.40	(0.08)	(0.08)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)(f)
Victory Floating Rate Fund
Class Y
Six Months Ended June 30, 2022 (Unaudited)	$8.39	(8.08)%	0.78%	4.31%	0.83%	$1,585,656	25%
Year Ended December 31:
2021	$9.33	4.01%	0.78%	4.08%	0.86%	$1,768,900	35%
2020	$9.35	5.03%	0.78%	5.73%	0.93%	$403,852	54%
2019	$9.43	9.65%	0.78%	6.10%	0.92%	$289,796	35%
2018	$9.14	0.64%	0.78%	5.64%	0.89%	$281,545	48%
2017	$9.61	3.98%	0.78%	4.99%	0.88%	$276,195	57%
Member Class
Six Months Ended June 30, 2022 (Unaudited)	$8.39	(8.12)%	0.85%	4.30%	1.33%	$4,207	25%
Year Ended December 31:
2021	$9.33	4.04%	0.85%	4.02%	3.64%	$2,122	35%
November 3, 2020 (g) through December 31, 2020	$9.34	4.41%	0.85%	5.46%	56.41%	$62	54%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following seven Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory INCORE Investment Quality Bond Fund	INCORE Investment Quality Bond Fund	A, C, R, and Y
Victory INCORE Low Duration Bond Fund	INCORE Low Duration Bond Fund	A, C, R, and Y
Victory High Yield Fund	High Yield Fund	A, C, R, and Y
Victory Tax-Exempt Fund	Tax-Exempt Fund	A, C, and Y
Victory High Income Municipal Bond Fund	High Income Municipal Bond Fund	A, C, Y, and Member Class
Victory Floating Rate Fund	Floating Rate Fund	A, C, R, Y, and Member Class

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
INCORE Investment Quality Bond Fund
Asset-Backed Securities	$—	$1,034,771	$—	$1,034,771
Collateralized Mortgage Obligations	—	1,486,935	—	1,486,935
Convertible Corporate Bonds	—	1,614,707	—	1,614,707
Convertible Preferred Stocks	794,359	21,053	—	815,412
Corporate Bonds	—	8,426,579	—	8,426,579
Residential Mortgage-Backed Securities	—	50,932	—	50,932
Yankee Dollars	—	1,945,136	—	1,945,136
U.S. Government Mortgage-Backed Agencies	—	5,191,038	—	5,191,038
U.S. Treasury Obligations	—	891,140	—	891,140
Collateral for Securities Loaned	570,657	—	—	570,657
Total	$1,365,016	$20,662,291	$—	$22,027,307
Other Financial Investments*:
Assets:
Futures Contracts	$67,038	$—	$—	$67,038
Liabilities:
Futures Contracts	(35,775)	—	—	(35,775)
Total	$31,263	$—	$—	$31,263
INCORE Low Duration Bond Fund
Asset-Backed Securities	$—	$13,911,386	$—	$13,911,386
Collateralized Mortgage Obligations	—	22,957,673	—	22,957,673
Convertible Corporate Bonds	—	10,114,790	—	10,114,790
Convertible Preferred Stocks	4,569,110	179,528	—	4,748,638
Corporate Bonds	—	72,903,918	—	72,903,918
Residential Mortgage-Backed Securities	—	1,922,284	—	1,922,284
Yankee Dollars	—	18,685,681	—	18,685,681
U.S. Government Mortgage-Backed Agencies	—	7,207,959	—	7,207,959
U.S. Treasury Obligations	—	40,633,640	—	40,633,640
Collateral for Securities Loaned	3,033,487	—	—	3,033,487
Total	$7,602,597	$188,516,859	$—	$196,119,456
Other Financial Investments*:
Assets:
Futures Contracts	$293,954	$—	$—	$293,954
Liabilities:
Credit Default Swap	—	(542,564)	—	(542,564)
Futures Contracts	(192,453)	—	—	(192,453)
Total	$101,501	$(542,564)	$—	$(441,063)
High Yield Fund
Common Stocks	$1,469,560	$—	$59,591	$1,529,151
Senior Secured Loans	—	54,852,827	—	54,852,827
Corporate Bonds	—	184,936,866	—	184,936,866
Yankee Dollars	—	21,567,406	—	21,567,406
Collateral for Securities Loaned	30,308,807	—	—	30,308,807
Total	$31,778,367	$261,357,099	$59,591	$293,195,057

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Tax-Exempt Fund
Municipal Bonds	$—	$48,019,959	$—	$48,019,959
Exchange-Traded Funds	1,346,250	—	—	1,346,250
Total	$1,346,250	$48,019,959	$—	$49,366,209
High Income Municipal Bond Fund
Municipal Bonds	$—	$41,551,782	$—	$41,551,782
Exchange-Traded Funds	538,500	—	—	538,500
Total	$538,500	$41,551,782	$—	$42,090,282
Floating Rate Fund
Common Stocks	$—	$—	$96,853	$96,853
Warrants	—	39,090	—	39,090
Senior Secured Loans	—	1,816,538,895	—	1,816,538,895
Corporate Bonds	—	92,848,632	—	92,848,632
Yankee Dollars	—	6,462,460	—	6,462,460
Total	$—	$1,915,889,077	$96,853	$1,915,985,930

*  Futures contracts and credit default swaps are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which certain Funds invest are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below-investment-grade securities.

The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts.

During the six months ended June 30, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Funds' asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds' Statements of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for swap agreements.

As of June 30, 2022, INCORE Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure, and the INCORE Total Return Bond Fund had no open swap agreements.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Contracts*
Credit Risk Exposure:
INCORE Low Duration Bond Fund	$—	$—	$542,564
Currency Risk Exposure:
INCORE Investment Quality Bond Fund	11,531	9,825	—
INCORE Low Duration Bond Fund	110,699	102,337	—

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Contracts*
Equity Risk Exposure:
INCORE Investment Quality Bond Fund	$26,765	$—	$—
INCORE Low Duration Bond Fund	85,882	—	—
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	28,742	25,950	—
INCORE Low Duration Bond Fund	97,373	90,116	—

*  Includes cumulative appreciation/depreciation of futures contracts and swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and swap agreements is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$6,365	$—	$(258)
INCORE Low Duration Bond Fund	—	(108,260)	—	(584,075)
Currency Risk Exposure:
INCORE Investment Quality Bond Fund	77,471	—	(894)	—
INCORE Low Duration Bond Fund	746,525	—	(11,918)	—
Equity Risk Exposure:
INCORE Investment Quality Bond Fund	43,223	—	28,165	—
INCORE Low Duration Bond Fund	196,926	—	85,882	—
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	(240,657)	—	7,237	—
INCORE Low Duration Bond Fund	694,822	—	31,840	—

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest Income on the Statements of Operations.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
INCORE Investment Quality Bond Fund	$552,020	$—	$570,657
INCORE Low Duration Bond Fund	2,955,531	—	3,033,487
High Yield Fund	28,669,708	—	30,308,807

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

For the six months ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Tax-Exempt Fund	$2,400,000	$3,800,000	$—
High Income Municipal Bond	2,900,000	2,200,000	—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
INCORE Investment Quality Bond Fund	$2,190,779	$2,168,063	$2,704,664	$3,631,731
INCORE Low Duration Bond Fund	33,649,111	53,921,057	64,199,057	31,290,579
High Yield Fund	91,847,673	91,914,808	—	—
Tax-Exempt Fund	4,585,054	545,155	—	—
High Income Municipal Bond Fund	5,309,419	5,318,152	—	—
Floating Rate Fund	568,420,457	563,162,415	—	—

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund and the Floating Rate Fund, subject to the oversight of the Board.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
INCORE Investment Quality Bond Fund	0.50%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%

Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
INCORE Investment Quality Bond Fund	0.25%	1.00%	0.50%
INCORE Low Duration Bond Fund	0.25%	1.00%	0.50%
High Yield Fund	0.25%	1.00%	0.50%
Tax-Exempt Fund	0.25%	1.00%	N/A
High Income Municipal Bond Fund	0.25%	1.00%	N/A
Floating Rate Fund	0.25%	1.00%	0.50%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six-months ended June 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2022, the Distributor received $9,733 from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2023
	Class A	Class C	Class R	Class Y	Member Class
INCORE Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%	N/A
INCORE Low Duration Bond Fund	0.85%	1.62%	1.27%	0.62%	N/A
High Yield Fund	1.00%	1.70%	1.35%	0.76%	N/A
Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%	N/A
High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%	0.65%
Floating Rate Fund	1.00%	1.80%	1.56%	0.78%	0.85%

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at June 30, 2022.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
INCORE Investment Quality Bond Fund	$68,119	$136,293	$132,566	$63,495	$400,473
INCORE Low Duration Bond Fund	62,032	131,941	97,075	42,457	333,505
High Yield Fund	137,730	253,784	221,331	123,693	736,538
Tax-Exempt Fund	69,949	135,204	131,110	58,582	394,845
High Income Municipal Bond Fund	74,413	131,713	156,099	72,209	434,434
Floating Rate Fund	421,954	827,922	1,454,748	674,173	3,378,797

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2022, the Adviser voluntarily waived the following amounts:

INCORE Low Duration Bond Fund	$30,879

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds' initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However,

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Floating Rate Fund, another series of the Victory Funds Complex, with Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month SOFR plus 1.10 percent.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

	Borrower or Lender	Amount Outstanding at June 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Floating Rate Fund	Borrower	$18,261,000	$18,417,556	9	1.67%	$23,968,000

*  For the six months ended June 30, 2022, based on the number of days borrowings were outstanding

7. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Dividends from net investment income, if any, are declared and paid as noted in the table below.

	Declared	Paid
INCORE Investment Quality Bond Fund	Monthly	Monthly
INCORE Low Duration Bond Fund	Monthly	Monthly
High Yield Fund	Monthly	Monthly
Tax-Exempt Fund	Monthly	Monthly
High Income Municipal Bond Fund	Monthly	Monthly
Floating Rate Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

As of the tax year ended December 31, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short Term Amount	Long Term Amount	Total
INCORE Low Duration Bond Fund	$10,648,311	$17,719,671	$28,367,982
High Yield Fund	—	1,672,868	1,672,868
Floating Rate Fund	28,463,563	155,046,358	183,509,921

Victory Portfolios	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
INCORE Investment Quality Bond Fund
Class A	$1,000.00	$886.90	$1,020.33	$4.21	$4.51	0.90%
Class C	1,000.00	883.90	1,016.02	8.27	8.85	1.77%
Class R	1,000.00	885.30	1,018.35	6.08	6.51	1.30%
Class Y	1,000.00	888.70	1,021.52	3.09	3.31	0.66%

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
INCORE Low Duration Bond Fund
Class A	$1,000.00	$961.10	$1,020.58	$4.13	$4.26	0.85%
Class C	1,000.00	958.40	1,016.76	7.87	8.10	1.62%
Class R	1,000.00	959.10	1,018.50	6.17	6.36	1.27%
Class Y	1,000.00	963.20	1,021.72	3.02	3.11	0.62%
High Yield Fund
Class A	1,000.00	840.80	1,019.84	4.56	5.01	1.00%
Class C	1,000.00	838.30	1,016.36	7.75	8.50	1.70%
Class R	1,000.00	840.10	1,018.45	5.84	6.41	1.28%
Class Y	1,000.00	842.70	1,021.03	3.47	3.81	0.76%
Tax-Exempt Fund
Class A	1,000.00	888.90	1,020.83	3.75	4.01	0.80%
Class C	1,000.00	885.40	1,016.86	7.48	8.00	1.60%
Class Y	1,000.00	889.40	1,021.37	3.23	3.46	0.69%
High Income Municipal Bond Fund
Class A	1,000.00	866.10	1,020.83	3.70	4.01	0.80%
Class C	1,000.00	862.80	1,017.01	7.25	7.85	1.57%
Class Y	1,000.00	867.10	1,021.97	2.64	2.86	0.57%
Member Class	1,000.00	866.80	1,021.57	3.01	3.26	0.65%
Floating Rate Fund
Class A	1,000.00	918.10	1,019.84	4.76	5.01	1.00%
Class C	1,000.00	914.40	1,015.87	8.54	9.00	1.80%
Class R	1,000.00	915.50	1,017.06	7.41	7.80	1.56%
Class Y	1,000.00	919.20	1,020.93	3.71	3.91	0.78%
Member Class	1,000.00	918.80	1,020.58	4.04	4.26	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, except for Victory Floating Rate Fund, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a Highly Liquid Investment Minimum. The Victory Floating Rate Fund set a Highly Liquid Investment Minimum of 5% upon implementation of the LMRP. The Victory Floating Rate Fund invests primarily in floating rate bank loans, which typically are characterized as Less Liquid because transactions on these securities often occur on a delayed basis. The Fund typically maintains 12-15% of its net assets in Highly Liquid Investments. This Fund also reserves a set portion of the Line of Credit agreement with Citibank to mitigate the liquidity risk from holding Less Liquid securities. Victory Floating Rate Fund has maintained highly liquid investments satisfying this minimum requirement. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VPRSFIF-SAR (6/22)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 2, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2022